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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-21531

TFS Capital Investment Trust

(Exact name of registrant as specified in charter)

1800 Bayberry Court, Suite 103 Richmond, Virginia	23226

(Address of principal executive offices)	(Zip code)

Wade R. Bridge, Esq.

Ultimus Fund Solutions, LLC      225 Pictoria Drive, Suite 450        Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code: (804) 484-1401

Date of fiscal year end:     October 31, 2012

Date of reporting period:    July 31, 2012

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS
July 31, 2012 (Unaudited)

COMMON STOCKS - 91.7%	Shares	Value
Consumer Discretionary - 11.2%
Auto Components - 1.4%
Autoliv, Inc.	200	$11,314
Ballard Power Systems, Inc. (a)	147,707	152,138
BorgWarner, Inc. (a)	200	13,420
Cooper Tire & Rubber Company (b)	268,055	4,682,921
Dorman Products, Inc. (a) (b)	30,882	886,931
Drew Industries, Inc. (a) (b)	5,770	154,982
Exide Technologies (a) (b)	1,007,666	2,952,461
Federal-Mogul Corporation (a) (b)	251,328	2,500,714
Fuel Systems Solutions, Inc. (a)	27,031	478,989
Gentherm, Inc. (a)	129,353	1,455,221
Goodyear Tire & Rubber Company (The) (a)	119,477	1,368,012
Lear Corporation	6,028	214,295
Magna International, Inc. - Class A	2,800	112,056
Modine Manufacturing Company (a) (b)	314,894	2,112,939
Motorcar Parts of America, Inc. (a)	401	1,785
Shiloh Industries, Inc.	3,222	33,863
SORL Auto Parts, Inc. (a)	1,257	2,602
Spartan Motors, Inc. (b)	116,441	593,849
Standard Motor Products, Inc. (b)	172,151	2,420,443
Stoneridge, Inc. (a) (b)	104,022	667,821
Superior Industries International, Inc. (b)	33,474	572,071
Tongxin International Ltd. (a)	300	234
Tower International, Inc. (a)	48,557	417,105
TRW Automotive Holdings Corporation (a)	200	7,860
UQM Technologies, Inc. (a)	38,618	30,894
Visteon Corporation (a)	51,622	1,674,102
		23,519,022
Automobiles - 0.0% (c)
Thor Industries, Inc. (b)	8,887	255,324

Distributors - 0.2%
Core-Mark Holding Company, Inc.	21,656	1,045,768
Genuine Parts Company	208	13,318
LKQ Corporation (a)	300	10,599
Pool Corporation	55,500	2,045,730
VOXX International Corporation (a)	90,155	675,261
Weyco Group, Inc.	121	2,880
		3,793,556
Diversified Consumer Services - 0.7%
Ascent Capital Group, Inc. - Class A (a) (b)	15,009	747,148
Cambium Learning Group, Inc. (a)	494	561
Capella Education Company (a)	5,374	142,519
Career Education Corporation (a)	393,089	1,851,449
Carriage Services, Inc.	6,300	50,904
China Education Alliance, Inc. (a)	23,832	23,117
Coinstar, Inc. (a)	90,305	4,288,584
Collectors Universe, Inc.	2,686	39,189
Grand Canyon Education, Inc. (a)	43,348	721,311
Hillenbrand, Inc.	93,202	1,611,463
Learning Tree International, Inc. (a)	247	1,193

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Consumer Discretionary - 11.2% (Continued)
Diversified Consumer Services - 0.7% (Continued)
Lincoln Educational Services Corporation	100,129	$436,562
Mac-Gray Corporation	8,341	115,356
Matthews International Corporation - Class A	15,674	454,546
National American University Holdings, Inc.	1,809	7,471
Steiner Leisure Ltd. (a) (b)	7,296	304,243
StoneMor Partners, L.P. (b)	15,071	382,954
Universal Technical Institute, Inc. (b)	37,919	435,689
Weight Watchers International, Inc.	158	7,995
		11,622,254
Hotels, Restaurants & Leisure - 3.1%
AFC Enterprises, Inc. (a) (b)	73,819	1,630,662
Ameristar Casinos, Inc. (b)	40,596	684,855
Arcos Dorados Holdings, Inc. - Class A	12,110	158,399
Asia Entertainment & Resources Ltd.	1,578	4,939
Benihana, Inc.	96,148	1,559,521
Biglari Holdings, Inc. (a) (b)	409	153,682
BJ's Restaurants, Inc. (a) (b)	79,129	3,131,926
Bluegreen Corporation (a)	52,625	252,074
Bob Evans Farms, Inc.	4,300	165,636
Boyd Gaming Corporation (a) (b)	495,843	2,826,305
Bravo Brio Restaurant Group, Inc. (a) (b)	25,855	467,200
Brinker International, Inc.	3,000	97,230
Buffalo Wild Wings, Inc. (a)	99	7,186
Carrols Restaurant Group, Inc. (a) (b)	181,827	983,684
CEC Entertainment, Inc. (b)	34,725	1,196,623
Cedar Fair, L.P.	3,800	119,776
Cheesecake Factory, Inc. (The) (a)	6,200	207,824
Churchill Downs, Inc. (b)	1,270	70,282
Cracker Barrel Old Country Store, Inc.	1,475	92,423
Denny's Corporation (a)	57,778	251,912
DineEquity, Inc. (a)	2,467	131,491
Domino's Pizza, Inc. (b)	143,799	4,909,298
Dunkin' Brands Group, Inc.	900	27,252
Einstein Noah Restaurant Group, Inc.	79,365	1,349,205
Fiesta Restaurant Group, Inc. (a) (b)	170,155	2,618,685
Frisch's Restaurants, Inc.	205	6,665
Full House Resorts, Inc. (a)	3,429	9,361
Gaylord Entertainment Company (a)	13,264	487,452
Hyatt Hotels Corporation - Class A (a)	1,098	39,034
International Speedway Corporation - Class A (b)	22,173	568,516
Interval Leisure Group, Inc. (b)	66,677	1,222,856
Isle of Capri Casinos, Inc. (a)	20,661	121,280
Jack in the Box, Inc. (a)	31,300	844,787
Jamba, Inc. (a)	814,022	2,230,420
Kona Grill, Inc. (a)	5,270	43,477
Krispy Kreme Doughnuts, Inc. (a) (b)	156,466	954,443
Life Time Fitness, Inc. (a) (b)	33,744	1,532,315
Luby's, Inc. (a)	2,944	19,519
Marcus Corporation (b)	81,277	1,066,354
Marriott Vacations Worldwide Corporation (a)	1,588	49,260
Monarch Casino & Resort, Inc. (a)	67	500

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Consumer Discretionary - 11.2% (Continued)
Hotels, Restaurants & Leisure - 3.1% (Continued)
Morgans Hotel Group Company (a)	5,750	$28,520
MTR Gaming Group, Inc. (a)	17,089	61,520
Multimedia Games Holding Company, Inc. (a)	80,138	1,133,953
Nevada Gold & Casinos, Inc. (a)	100	104
Orient-Express Hotels Ltd. - Class A (a)	73,230	667,858
Panera Bread Company - Class A (a)	200	31,498
Papa John's International, Inc. (a) (b)	75,337	3,842,940
Peet's Coffee & Tea, Inc. (a)	16,101	1,214,015
Penn National Gaming, Inc. (a)	3,200	124,544
Pinnacle Entertainment, Inc. (a) (b)	319,780	3,469,613
Premier Exhibitions, Inc. (a)	43,024	94,223
Red Lion Hotels Corporation (a)	113	845
Rick's Cabaret International, Inc. (a)	14,062	118,683
Royal Caribbean Cruises Ltd.	271	6,770
Ruby Tuesday, Inc. (a)	13,460	86,279
Scientific Games Corporation (a) (b)	245,824	2,079,671
Shuffle Master, Inc. (a) (b)	105,666	1,543,780
Six Flags Entertainment Corporation	3,904	224,909
Sonic Corporation (a)	388,402	3,845,180
Speedway Motorsports, Inc.	1,370	21,797
Texas Roadhouse, Inc. (b)	38,900	673,359
Town Sports International Holdings, Inc. (a) (b)	18,630	240,700
Vail Resorts, Inc.	12,510	620,996
Wendy's Company (The)	313,227	1,437,712
WMS Industries, Inc. (a)	25,920	476,150
		54,339,928
Household Durables - 0.5%
Bassett Furniture Industries, Inc.	29,077	356,193
Beazer Homes USA, Inc. (a)	428,838	994,904
Blyth, Inc.	5,726	196,287
Brookfield Residential Properties, Inc. (a)	35,443	400,152
Cavco Industries, Inc. (a)	199	9,524
CSS Industries, Inc.	895	16,772
Flexsteel Industries, Inc.	406	8,684
Furniture Brands International, Inc. (a)	44,619	49,081
Harman International Industries, Inc.	2,039	82,274
Helen of Troy Ltd. (a) (b)	39,334	1,198,114
Hooker Furniture Corporation	2,648	31,220
Jarden Corporation	3,528	159,466
Kid Brands, Inc. (a) (b)	7,820	11,965
Koss Corporation	200	942
La-Z-Boy, Inc. (a)	52,994	633,808
Lennar Corporation - Class A	1,906	55,674
Lennar Corporation - Class B	16,557	375,844
Libbey, Inc. (a) (b)	56,132	815,037
Lifetime Brands, Inc.	88	1,133
M/I Homes, Inc. (a)	41,556	689,414
Newell Rubbermaid, Inc.	100	1,765
NIVS IntelliMedia Technology Group, Inc. (a) (b)	242,917	3,644
PulteGroup, Inc. (a) (b)	12,066	136,346
Skyline Corporation	9,298	45,653
Stanley Furniture Company, Inc. (a)	734	3,002

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Consumer Discretionary - 11.2% (Continued)
Household Durables - 0.5% (Continued)
Tempur-Pedic International, Inc. (a)	13,717	$390,797
Toll Brothers, Inc. (a)	1,100	32,087
Tupperware Brands Corporation	20,025	1,049,711
Universal Electronics, Inc. (a)	3,400	42,806
		7,792,299
Internet & Catalog Retail - 0.2%
1-800-FLOWERS.COM, Inc. - Class A (a)	191,096	670,747
CafePress, Inc. (a)	66,313	536,472
Gaiam, Inc. - Class A (a)	1,529	5,244
Geeknet, Inc. (a)	2,200	44,000
HSN, Inc.	2,217	93,912
Liberty Interactive Corporation - Series A (a)	20,808	389,734
MakeMyTrip Ltd. (a)	29,741	493,106
Orbitz Worldwide, Inc. (a) (b)	268,417	1,164,930
TripAdviser, Inc. (a)	9,600	359,136
ValueVision Media, Inc. (a) (b)	236,271	444,190
		4,201,471
Leisure Equipment & Products - 0.3%
Brunswick Corporation	3,389	74,524
Hasbro, Inc.	200	7,164
Johnson Outdoors, Inc. - Class A (a)	15,655	327,659
LeapFrog Enterprises, Inc. (a) (b)	357,711	4,110,099
Marine Products Corporation	1,752	9,549
Nautilus, Inc. (a)	2,462	7,879
Steinway Musical Instruments, Inc. (a)	1,999	49,255
Summer Infant, Inc. (a)	218	691
		4,586,820
Media - 1.5%
A.H. Belo Corporation - Class A	8,602	35,612
AMC Networks, Inc. - Class A (a)	3,966	171,966
Arbitron, Inc.	14,396	504,868
Ballantyne Strong, Inc. (a)	76,777	410,757
Belo Corporation - Class A	55,778	382,079
Cablevision Systems Corporation - Class A	100	1,534
Carmike Cinemas, Inc. (a)	43,008	597,811
Charter Communications, Inc. - Class A (a)	1,500	115,380
Cinemark Holdings, Inc.	60,183	1,407,079
Clear Channel Outdoor Holdings, Inc. (a)	202,642	1,025,369
Cogeco Cable, Inc.	8,022	289,400
CTC Media, Inc. (b)	145,009	1,075,967
Dex One Corporation (a)	143	157
Digital Generation, Inc. (a)	100,783	1,074,347
Discovery Communications, Inc. - Class C (a)	4,847	225,967
DISH Network Corporation - Class A	300	9,228
E.W. Scripps Company (The) - Class A (a) (b)	328,045	3,047,538
Emmis Communications Corporation - Class A (a)	78,922	175,996
Fisher Communications, Inc. (a) (b)	6,093	194,732
Gannett Company, Inc.	10,300	145,333
Global Sources Ltd. (a)	92,149	552,894
Gray Television, Inc. (a)	8,440	14,179
Harte-Hanks, Inc.	78,939	497,316

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Consumer Discretionary - 11.2% (Continued)
Media - 1.5% (Continued)
IMAX Corporation (a)	100	$2,216
Insignia Systems, Inc. (a)	22,694	37,899
Interpublic Group of Companies, Inc.	2,000	19,740
John Wiley & Sons, Inc. - Class A (b)	71,633	3,413,312
Journal Communications, Inc. (a)	38,286	212,104
Lamar Advertising Company - Class A (a)	1,818	55,176
Liberty Media Corporation - Liberty Capital (a)	200	18,920
LIN TV Corporation - Class A (a) (b)	93,624	336,110
Live Nation Entertainment, Inc. (a) (b)	196,169	1,749,827
Madison Square Garden Company (The) - Class A (a) (b)	151,643	5,497,059
MDC Partners, Inc. (b)	74,658	702,532
New York Times Company (The) - Class A (a)	24,606	190,697
Nexstar Broadcasting Group, Inc. (a)	18,309	119,375
Outdoor Channel Holdings, Inc.	812	5,635
Quebecor, Inc. - Class B	8,130	286,324
Radio One, Inc. - Class D (a)	3,769	3,128
ReachLocal, Inc. (a)	16,392	192,114
Reading International, Inc. (a)	791	3,908
Rentrak Corporation (a)	39,117	732,270
Saga Communications, Inc. - Class A (a)	25	848
Salem Communications Corporation - Class A	7,908	38,670
Scripps Networks Interactive, Inc. - Class A	222	11,955
Shaw Communications, Inc. - Class B	12,690	247,709
Sinclair Broadcast Group, Inc. - Class A (b)	87,501	892,510
Sirius XM Radio, Inc. (a)	46,683	100,835
Thomson Reuters Corporation	300	8,493
Value Line, Inc.	12	142
		26,835,017
Multiline Retail - 0.1%
Bon-Ton Stores, Inc. (The)	324	2,138
Dillard's, Inc.	1,100	71,753
Dollar General Corporation (a)	200	10,202
Family Dollar Stores, Inc.	200	13,216
Gordmans Stores, Inc. (a) (b)	103,034	1,745,396
J. C. Penney Company, Inc.	26,200	589,762
		2,432,467
Specialty Retail - 2.2%
Aaron's, Inc.	65,860	1,931,674
Aéropostale, Inc. (a)	150	2,958
American Eagle Outfitters, Inc.	6,904	143,741
America's Car-Mart, Inc. (a)	27,097	1,243,210
Ascena Retail Group, Inc. (a)	69,092	1,267,147
bebe stores, inc.	356,948	2,141,688
Big 5 Sporting Goods Corporation (b)	56,589	426,681
Body Central Corporation (a)	25,062	259,141
Brown Shoe Company, Inc.	95,165	1,309,470
Build-A-Bear Workshop, Inc. (a)	2,691	12,513
Cabela's, Inc. (a)	11,562	531,158
Cache, Inc. (a)	200	700
Casual Male Retail Group, Inc. (a)	105,258	399,980
Cato Corporation (The) - Class A (b)	62,389	1,746,892

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Consumer Discretionary - 11.2% (Continued)
Specialty Retail - 2.2% (Continued)
Chico's FAS, Inc. (b)	490,655	$7,516,835
China Auto Logistics, Inc. (a)	300	90
Christopher & Banks Corporation (b)	83,849	182,791
Citi Trends, Inc. (a)	56,458	848,564
Coldwater Creek, Inc. (a) (b)	71,618	45,835
Collective Brands, Inc. (a)	170,939	3,678,607
Destination Maternity Corporation (b)	66,235	1,184,944
Dick's Sporting Goods, Inc.	300	14,736
DSW, Inc. - Class A	2,629	155,426
Express, Inc. (a)	5,828	93,831
Finish Line, Inc. (The) - Class A	31,237	652,229
Five Below, Inc. (a)	10,103	296,422
Foot Locker, Inc.	857	28,298
Genesco, Inc. (a)	11,571	766,232
GNC Holdings, Inc. - Class A	800	30,824
Haverty Furniture Companies, Inc.	690	7,783
Hot Topic, Inc.	47,393	481,513
Kirkland's, Inc. (a)	64,384	695,991
MarineMax, Inc. (a)	148,696	1,106,298
Men's Wearhouse, Inc. (The)	16,108	438,943
New York & Company, Inc. (a)	206,409	939,161
OfficeMax, Inc. (a)	192,297	863,414
O'Reilly Automotive, Inc. (a)	400	34,296
Penske Automotive Group, Inc.	2,300	54,970
Pep Boys - Manny, Moe & Jack (The)	16,685	151,333
Perfumania Holdings, Inc. (a)	7,621	65,541
Pier 1 Imports, Inc.	800	13,192
Rent-A-Center, Inc.	3,176	112,939
Sally Beauty Holdings, Inc. (a)	200	5,284
Shoe Carnival, Inc.	125,360	2,782,992
Signet Jewelers Ltd.	3,785	166,237
Stage Stores, Inc.	9,836	186,294
Stein Mart, Inc. (a) (b)	65,769	522,864
Syms Corporation (a)	160	530
Talbots, Inc. (The) (a)	65	178
Tractor Supply Company	1,700	154,479
TravelCenters of America, LLC (a) (b)	168,602	831,208
Ulta Salon, Cosmetics & Fragrance, Inc.	400	33,952
Vitamin Shoppe, Inc. (a)	7,900	433,868
Wet Seal, Inc. (The) - Class A (a)	553,459	1,516,478
Winmark Corporation	1,465	80,927
Zale Corporation (a)	122,913	371,197
Zumiez, Inc. (a)	1,068	38,800
		39,003,279
Textiles, Apparel & Luxury Goods - 1.0%
Carter's, Inc. (a) (b)	86,971	4,406,821
Columbia Sportswear Company	300	15,177
Culp, Inc.	10,367	103,670
Delta Apparel, Inc. (a)	406	5,684
Fossil, Inc. (a)	100	7,169
Fuqi International, Inc. (a)	117,639	91,758

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Consumer Discretionary - 11.2% (Continued)
Textiles, Apparel & Luxury Goods - 1.0% (Continued)
G-III Apparel Group Ltd. (a)	5,434	$133,513
Hanesbrands, Inc. (a)	3,908	117,318
Joe's Jeans, Inc. (a)	80,692	87,147
Kenneth Cole Productions, Inc. (a) (b)	95,099	1,430,289
Lacrosse Footwear, Inc.	55	1,097
LJ International, Inc. (a) (b)	67,792	107,789
Lululemon Athletica, Inc. (a)	212	11,974
Michael Kors Holdings Ltd. (a)	426	17,590
Oxford Industries, Inc.	48,466	2,095,670
Perry Ellis International, Inc. (a)	31,729	598,092
Quiksilver, Inc. (a)	611,428	1,767,027
R.G. Barry Corporation	284	3,783
Rocky Brands, Inc. (a)	14,746	170,169
Skechers U.S.A., Inc. - Class A (a)	28,955	577,363
Steven Madden Ltd. (a)	35,323	1,428,109
True Religion Apparel, Inc.	15,389	403,807
Tumi Holdings, Inc. (a)	41,102	741,891
Unifi, Inc. (a) (b)	8,798	97,482
Warnaco Group, Inc. (The) (a)	39,043	1,665,574
Wolverine World Wide, Inc.	27,991	1,243,640
		17,329,603
Consumer Staples - 2.7%
Beverages - 0.1%
Brown-Forman Corporation - Class B	1,500	140,340
Coca-Cola Bottling Company Consolidated (b)	10,798	725,302
Cott Corporation (a) (b)	117,213	988,105
Craft Brewers Alliance, Inc. (a)	1,241	10,598
Dr Pepper Snapple Group, Inc.	2,300	104,834
Jones Soda Company (a)	80	22
MGP Ingredients, Inc.	400	1,300
Molson Coors Brewing Company - Class B	200	8,464
National Beverage Corporation (a)	17,758	257,491
		2,236,456
Food & Staples Retailing - 0.8%
Arden Group, Inc. - Class A	39	3,386
Casey's General Stores, Inc.	1,190	70,722
Chefs' Warehouse, Inc. (The) (a)	13,411	216,588
Empire Company Ltd. - Class A	13,070	744,016
Fresh Market, Inc. (The) (a)	7,921	466,468
Harris Teeter Supermarkets, Inc.	3,521	145,558
Ingles Markets, Inc. - Class A (b)	46,980	768,593
Nash Finch Company (b)	37,739	723,079
Pantry, Inc. (The) (a)	73,583	1,047,086
Pizza Inn Holdings, Inc. (a)	507	1,181
PriceSmart, Inc. (b)	67,115	4,833,622
Rite Aid Corporation (a) (b)	3,662,897	4,248,960
Roundy's, Inc.	4,401	42,250
Sysco Corporation	300	8,817
United Natural Foods, Inc. (a)	2,900	157,470
Village Super Market, Inc. - Class A	10,222	361,961
		13,839,757

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Consumer Staples - 2.7% (Continued)
Food Products - 1.2%
Adecoagro, S.A. (a) (b)	84,692	$859,624
AgFeed Industries, Inc. (a)	168	39
Alico, Inc.	18,991	555,107
Annie's, Inc. (a)	20,200	823,150
B&G Foods, Inc.	16,406	459,368
Campbell Soup Company	300	9,933
China Marine Food Group Ltd. (a)	171	169
DE Master Blenders 1753 N.V. (a)	22,600	261,912
Dean Foods Company (a) (b)	167,686	2,074,276
Farmer Brothers Company (a)	11,436	89,201
Flowers Foods, Inc.	13,345	285,183
Fresh Del Monte Produce, Inc.	2,122	51,989
Green Mountain Coffee Roasters, Inc. (a)	200	3,652
Hain Celestial Group, Inc. (The) (a)	82	4,566
Hillshire Brands Company (The)	4,020	102,952
Hormel Foods Corporation	5,200	145,132
Ingredion, Inc.	1,800	93,456
Inventure Foods, Inc. (a)	24,532	187,915
J & J Snack Foods Corporation	20,706	1,196,600
J.M. Smucker Company (The)	200	15,360
John B. Sanfilippo & Son, Inc. (a)	35,669	604,946
McCormick & Company, Inc. - Non-Voting Shares	2,960	180,205
Mead Johnson Nutrition Company	200	14,592
Omega Protein Corporation (a) (b)	83,521	695,730
Origin Agritech Ltd. (a) (b)	68,985	93,130
Pilgrim's Pride Corporation (a) (b)	533,864	2,482,468
Post Holdings, Inc. (a) (b)	6,387	189,055
Ralcorp Holdings, Inc. (a)	3,900	232,713
Rogers Sugar, Inc.	35,334	225,134
Sanderson Farms, Inc. (b)	69,618	2,564,031
Seneca Foods Corporation - Class A (a)	14,157	349,395
Smart Balance, Inc. (a)	53,464	508,977
Smithfield Foods, Inc. (a)	227,222	4,203,607
Snyder's-Lance, Inc.	2,338	54,779
SunOpta, Inc. (a) (b)	129,085	689,314
Tootsie Roll Industries, Inc.	184	4,504
TreeHouse Foods, Inc. (a)	1,059	59,293
Westway Group, Inc. (a)	1,892	11,201
Yuhe International, Inc. (a)	136	22
		20,382,680
Household Products - 0.2%
Central Garden & Pet Company (a)	2,240	24,058
Central Garden & Pet Company - Class A (a)	44,559	508,864
Church & Dwight Company, Inc.	3,421	197,084
Clorox Company (The)	201	14,615
Energizer Holdings, Inc. (a)	200	15,554
Harbinger Group, Inc. (a)	245,452	2,272,885
Oil-Dri Corporation of America	200	4,386
WD-40 Company	9,466	454,841
		3,492,287

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Consumer Staples - 2.7% (Continued)
Personal Products - 0.4%
American Oriental Bioengineering, Inc. (a)	8,102	$3,403
Avon Products, Inc.	13,000	201,370
Elizabeth Arden, Inc. (a)	5,071	197,820
Herbalife Ltd.	145	7,959
Inter Parfums, Inc. (b)	17,313	281,509
Natural Alternatives International, Inc. (a)	1,504	10,092
Neptune Technologies & Bioressources, Inc. (a)	6,695	32,738
Nu Skin Enterprises, Inc. - Class A	1,833	93,501
Nutraceutical International Corporation (a)	225	3,355
Prestige Brands Holdings, Inc. (a) (b)	238,780	3,918,380
Reliv' International, Inc.	1,800	2,574
Revlon, Inc. (a) (b)	103,981	1,512,924
Schiff Nutrition International, Inc. (a) (b)	7,305	127,691
		6,393,316
Tobacco - 0.0% (c)
Altria Group, Inc.	200	7,194
Universal Corporation	8,466	385,542
Vector Group Ltd.	5,347	90,845
		483,581
Energy - 8.5%
Energy Equipment & Services - 2.2%
Atwood Oceanics, Inc. (a)	43,136	1,920,846
Basic Energy Services, Inc. (a)	52,683	570,030
Bolt Technology Corporation	12,708	184,901
Bristow Group, Inc.	5,346	244,686
Cameron International Corporation (a)	100	5,027
Compressco Partners, L.P.	17	238
Core Laboratories N.V.	200	22,312
Dawson Geophysical Company (a)	41,395	953,741
Dresser-Rand Group, Inc. (a)	412	19,162
ENGlobal Corporation (a)	300	429
Exterran Holdings, Inc. (a)	115,929	1,712,271
Exterran Partners, L.P.	30,554	672,188
FMC Technologies, Inc. (a)	2,000	90,240
Forum Energy Technologies, Inc. (a)	46,600	971,144
Geokinetics, Inc. (a)	442	133
Global Geophysical Services, Inc. (a) (b)	65,891	386,780
Gulf Island Fabrication, Inc.	7,558	210,188
Gulfmark Offshore, Inc. - Class A (a) (b)	34,768	1,249,910
Helix Energy Solutions Group, Inc. (a)	13,710	245,135
Hornbeck Offshore Services, Inc. (a)	10,200	431,970
ION Geophysical Corporation (a)	155,696	1,035,378
Key Energy Services, Inc. (a)	260,734	2,088,479
McDermott International, Inc. (a) (b)	557,736	6,525,511
Mitcham Industries, Inc. (a) (b)	62,657	1,107,149
Natural Gas Services Group, Inc. (a)	55,613	806,389
Noble Corporation (a)	200	7,400
North American Energy Partners, Inc. (a) (b)	65,879	174,579
Ocean Rig UDW, Inc. (a) (b)	10,731	160,858
Oil States International, Inc. (a)	8,500	617,950
OYO Geospace Corporation (a) (b)	6,525	618,440

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Energy - 8.5% (Continued)
Energy Equipment & Services - 2.2% (Continued)
Pacific Drilling, S.A. (a)	65,284	$630,643
Parker Drilling Company (a) (b)	226,373	1,048,107
Pioneer Energy Services Corporation (a) (b)	291,858	2,346,538
Precision Drilling Corporation (a)	132,029	1,051,153
RigNet, Inc. (a)	7,931	148,151
SEACOR Holdings, Inc. (a) (b)	25,598	2,174,550
Seadrill Ltd.	200	7,758
Tesco Corporation (a)	77,837	902,131
TGC Industries, Inc. (a) (b)	136,038	949,545
Tidewater, Inc.	18,082	878,243
Transocean Ltd. (b)	20,600	964,698
Union Drilling, Inc. (a)	1,046	3,745
Unit Corporation (a) (b)	46,394	1,844,626
Willbros Group, Inc. (a)	401,466	2,750,042
		38,733,394
Oil, Gas & Consumable Fuels - 6.3%
Abraxas Petroleum Corporation (a)	84,662	212,502
Access Midstream Partners, L.P.	4,304	124,816
Adams Resources & Energy, Inc.	15,176	630,715
Advantage Oil & Gas Ltd. (a) (b)	232,967	903,912
Alliance Holdings GP, L.P.	2,060	98,386
Alliance Resource Partners, L.P.	600	36,744
Alon USA Energy, Inc. (b)	276,601	3,020,483
Andatee China Marine Fuel Services Corporation (a)	213	413
Approach Resources, Inc. (a)	139,755	3,689,532
Atlas Pipeline Partners, L.P.	2,200	73,150
Atlas Resource Partners, L.P.	21,194	530,910
AvenEx Energy Corporation	7,000	20,800
Baytex Energy Corporation	8,141	337,689
Berry Petroleum Company - Class A	1,984	75,432
Bill Barrett Corporation (a) (b)	119,651	2,519,850
BMB Munai, Inc.	3,352	704
Boardwalk Pipeline Partners, L.P.	4,852	139,252
Bonanza Creek Energy, Inc. (a) (b)	75,012	1,314,960
BreitBurn Energy Partners, L.P. (b)	35,904	659,556
Buckeye Partners, L.P.	3,301	179,409
Cabot Oil & Gas Corporation	200	8,438
Callon Petroleum Company (a) (b)	236,645	1,176,126
Calumet Specialty Products Partners, L.P. (b)	7,761	198,294
Cameco Corporation	300	6,270
Capital Product Partners, L.P.	81,664	646,779
Cheniere Energy Partners, L.P. (b)	35,302	862,428
Chesapeake Energy Corporation	1,800	33,876
Chesapeake Granite Wash Trust	15	335
Clayton Williams Energy, Inc. (a)	3,400	140,352
Cobalt International Energy, Inc. (a)	6,637	166,589
Comstock Resources, Inc. (a) (b)	90,469	1,463,788
Concho Resources, Inc. (a)	100	8,525
Constellation Energy Partners, LLC (a)	2,050	2,624
CREDO Petroleum Corporation (a)	21,117	304,718
Crestwood Midstream Partners, L.P. (b)	17,993	455,943

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Energy - 8.5% (Continued)
Oil, Gas & Consumable Fuels - 6.3% (Continued)
Crimson Exploration, Inc. (a)	142,265	$625,966
Cross Timbers Royalty Trust	9,425	365,878
Crosstex Energy, Inc.	21,371	288,295
Crosstex Energy, L.P.	29,494	484,586
CVR Energy, Inc. (a) (b)	143,117	4,087,421
Delek US Holdings, Inc.	152,118	3,002,809
Delta Petroleum Corporation (a)	40,738	1,833
Denbury Resources, Inc. (a)	600	9,072
Denison Mines Corporation (a)	343,109	463,197
DHT Holdings, Inc.	1,185	7,833
Dorchester Minerals, L.P. (b)	41,262	911,890
Double Eagle Petroleum Company (a)	3,929	16,305
Eagle Rock Energy Partners, L.P. (b)	104,345	977,713
El Paso Pipeline Partners, L.P.	8,500	296,310
Enbridge Energy Management, LLC (a)	1	1
Enbridge Energy Partners, L.P.	771	23,014
Enbridge, Inc.	199	8,131
Energen Corporation	5,273	270,030
Energy Partners Ltd. (a) (b)	134,311	2,269,856
Energy Transfer Equity, L.P.	2,840	121,950
Energy Transfer Partners, L.P.	1,500	68,700
Energy XXI (Bermuda) Ltd.	200	6,236
Enerplus Corporation	27,900	391,158
Enterprise Products Partners, L.P.	101	5,353
EQT Corporation	200	11,280
EQT Midstream Partners, L.P. (a)	6,400	168,960
Equal Energy Ltd. (a)	10,700	33,812
EV Energy Partners, L.P.	6,598	361,900
EXCO Resources, Inc. (b)	406,464	2,861,507
Forest Oil Corporation (a)	28,200	193,170
FX Energy, Inc. (a)	24,526	165,060
GasLog Ltd. (a)	106,495	1,055,365
Gastar Exploration Ltd. (a)	305,279	595,294
Genesis Energy, L.P.	1,557	47,597
GeoMet, Inc. (a)	1,636	573
GeoResources, Inc. (a) (b)	141,020	4,718,529
Global Partners, L.P. (b)	24,555	613,384
Gran Tierra Energy, Inc. (a)	191,479	875,059
Guide Exploration Ltd. (a)	130,436	296,537
Gulfport Energy Corporation (a) (b)	123,080	2,535,448
HollyFrontier Corporation	446	16,676
Hugoton Royalty Trust	95,037	734,636
Imperial Oil Ltd.	5,600	240,072
Inergy, L.P. (b)	25,921	500,794
Ivanhoe Energy, Inc. (a)	6,500	4,200
Kinder Morgan Management, LLC (a)	1	78
Kinder Morgan, Inc.	125	4,476
Kodiak Oil & Gas Corporation (a) (b)	427,709	3,571,370
Laredo Petroleum Holdings, Inc. (a)	10,830	248,873
Legacy Reserves, L.P.	38,442	1,016,022
Lone Pine Resources, Inc. (a)	520,777	1,156,125

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Energy - 8.5% (Continued)
Oil, Gas & Consumable Fuels - 6.3% (Continued)
LRR Energy, L.P.	50,887	$836,073
Magellan Midstream Partners, L.P.	200	15,646
Magellan Petroleum Corporation (a)	228	239
Marathon Oil Corporation	200	5,294
MarkWest Energy Partners, L.P.	200	10,514
Martin Midstream Partners, L.P. (b)	23,905	839,544
Memorial Production Partners, L.P. (b)	40,940	713,175
Mid-Con Energy Partners, L.P.	43,948	986,633
Midstates Petroleum Company, Inc. (a)	91,330	778,132
MV Oil Trust	14,273	500,982
Navios Maritime Acquisition Corporation	145	376
Nexen, Inc.	2,200	55,880
Niska Gas Storage Partners, LLC	16,240	221,676
North European Oil Royalty Trust	33	1,026
Northern Oil and Gas, Inc. (a) (b)	246,540	3,885,470
NuStar Energy, L.P.	2,161	117,385
NuStar GP Holdings, LLC	10,200	316,608
Oasis Petroleum, Inc. (a)	2,142	56,078
Oiltanking Partners, L.P.	18,535	629,263
ONEOK Partners, L.P.	177	10,291
PAA Natural Gas Storage, L.P. (b)	42,058	780,596
Pace Oil & Gas Ltd. (a)	17,504	52,012
Pacific Coast Oil Trust	48,337	890,851
Panhandle Oil & Gas, Inc.	201	6,171
Parex Resources, Inc. (a)	56,180	269,447
Peabody Energy Corporation	100	2,088
Pembina Pipeline Corporation	3,297	87,931
Pengrowth Energy Corporation	800	5,096
Penn Virginia Corporation (b)	679,957	4,555,712
Penn Virginia Resource Partners, L.P.	1,248	32,186
Petrobank Energy & Resources Ltd. (a)	28,517	331,266
Petrominerales Ltd.	23,962	221,727
Pioneer Southwest Energy Partners, L.P. (b)	30,687	802,772
Plains Exploration & Production Company (a)	400	15,984
PostRock Energy Corporation (a)	24,693	49,633
QEP Resources, Inc. (b)	3,079	92,462
QR Energy, L.P.	61,015	1,051,899
Range Resources Corporation	1,100	68,860
Regency Energy Partners, L.P.	700	16,765
Resolute Energy Corporation (a)	919	7,968
Rhino Resource Partners, L.P. (b)	47,926	644,605
Rose Rock Midstream, L.P.	110	2,883
Rosetta Resources, Inc. (a)	7,924	330,589
Sabine Royalty Trust (b)	19,161	1,023,006
Sanchez Energy Corporation (a)	18,407	306,292
SandRidge Energy, Inc. (a) (b)	492,673	3,360,030
SandRidge Mississippian Trust I	100	2,856
SandRidge Mississippian Trust II	42,600	884,376
SandRidge Permian Trust	56,284	1,152,696
Saratoga Resources, Inc. (a)	1,098	6,577
SemGroup Corporation - Class A (a)	21,212	715,056

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Energy - 8.5% (Continued)
Oil, Gas & Consumable Fuels - 6.3% (Continued)
Spectra Energy Partners, L.P.	10,910	$357,412
Stone Energy Corporation (a) (b)	234,173	6,149,383
Sunoco Logistics Partners, L.P.	193	7,768
Synergy Resources Corporation (a)	590	1,735
Syntroleum Corporation (a)	12,641	8,600
Targa Resources Partners, L.P.	700	26,579
TC Pipelines, L.P.	5,100	235,824
Teekay Corporation	55,728	1,712,521
Teekay LNG Partners, L.P.	5,008	197,165
Tengasco, Inc. (a)	54,741	44,066
Tesoro Corporation (a)	500	13,825
Tesoro Logistics, L.P.	19,453	709,840
TransAtlantic Petroleum Ltd. (a) (b)	665,750	652,435
TransCanada Corporation	2,200	99,990
TransGlobe Energy Corporation (a) (b)	105,643	1,012,060
TransMontaigne Partners, L.P. (b)	31,809	1,137,172
Tsakos Energy Navigation Ltd. (b)	182,079	892,187
Ur-Energy, Inc. (a) (b)	11,381	10,812
Venoco, Inc. (a) (b)	145,831	1,351,853
VOC Energy Trust	39,750	739,350
Voyager Oil & Gas, Inc. (a) (b)	76,415	86,349
W&T Offshore, Inc. (b)	205,789	3,805,039
Warren Resources, Inc. (a) (b)	397,177	921,451
Western Refining, Inc.	44,741	1,052,756
Westfire Energy Ltd. (a)	16,341	73,974
Westmoreland Coal Company (a) (b)	800	5,888
Whiting USA Trust II	81,760	1,676,080
Williams Partners, L.P.	200	10,862
World Fuel Services Corporation (b)	41,594	1,684,141
WPX Energy, Inc. (a)	9,211	146,915
ZaZa Energy Corporation (a) (b)	86,974	328,762
		109,678,105
Financials - 13.2%
Capital Markets - 2.1%
American Capital Ltd. (a) (b)	20,584	205,017
Apollo Global Management, LLC - Class A	20,986	284,780
Apollo Investment Corporation (b)	320,584	2,462,085
Ares Capital Corporation	500	8,315
Arlington Asset Investment Corporation - Class A	4,290	95,924
Artio Global Investors, Inc.	22,271	71,935
BGC Partners, Inc. - Class A	26,234	130,383
BlackRock Kelso Capital Corporation	23,500	222,075
BlackRock, Inc. - Class A	100	17,026
Blackstone Group, L.P. (The)	17,973	248,926
Calamos Asset Management, Inc. - Class A (b)	50,109	529,652
Canaccord Financial, Inc.	58,027	266,155
Capital Southwest Corporation	300	31,320
Charles Schwab Corporation (The)	700	8,841
CIFC Corporation (a)	600	4,398
Cowen Group, Inc. (a)	96,894	242,235
Diamond Hill Investment Group, Inc.	4,525	338,063

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Financials - 13.2% (Continued)
Capital Markets - 2.1% (Continued)
Duff & Phelps Corporation (b)	217,130	$3,200,496
E*TRADE Financial Corporation (a)	80,463	613,933
Eaton Vance Corporation	7,000	185,710
Ellington Financial, LLC (b)	41,566	953,940
Epoch Holding Corporation	7,740	163,159
FBR Capital Markets & Company (a)	1,478	4,301
Fifth Street Finance Corporation (b)	207,381	2,096,622
Fortress Investment Group, LLC - Class A (b)	313,306	1,184,297
GAMCO Investors, Inc. - Class A	13,025	582,087
GFI Group, Inc. (b)	195,556	621,868
Gladstone Capital Corporation	27,543	224,475
Gleacher & Company, Inc. (a)	28,592	20,014
Golub Capital BDC, Inc. (b)	57,354	882,105
Greenhill & Company, Inc. (b)	70,597	2,804,113
GSV Capital Corporation (a)	72,818	744,200
Harris & Harris Group, Inc. (a)	17,132	63,731
HFF, Inc. - Class A (a) (b)	46,077	601,766
Horizon Technology Finance Corporation	22,685	371,580
ICG Group, Inc. (a)	16,244	145,221
INTL FCStone, Inc. (a)	22,995	438,055
Jefferies Group, Inc.	757	9,493
KBW, Inc.	9,475	152,642
KCAP Financial, Inc.	116,615	928,255
KKR & Company, L.P.	12,725	178,023
Ladenburg Thalmann Financial Services, Inc. (a)	56,172	79,764
LPL Financial Holdings, Inc.	1,794	50,268
Medallion Financial Corporation	206,781	2,291,133
Medley Capital Corporation	22,374	277,438
Morgan Stanley	600	8,196
New Mountain Finance Corporation	47,274	671,764
NGP Capital Resources Company	10,027	73,197
Oaktree Capital Group, LLC	7,800	282,828
Och-Ziff Capital Management Group, LLC (b)	173,230	1,255,917
Oppenheimer Holdings, Inc.	435	6,051
PennantPark Floating Rate Capital Ltd.	138	1,715
Prospect Capital Corporation	291,638	3,231,349
Pzena Investment Management, Inc. - Class A	1,392	5,359
Raymond James Financial, Inc.	100	3,362
SEI Investments Company	38	805
Solar Capital Ltd.	13,847	315,296
Solar Senior Capital Ltd.	484	8,243
Steel Excel, Inc. (a)	7,937	214,299
Stifel Financial Corporation (a)	430	12,943
SWS Group, Inc. (a)	27,685	158,635
TCP Capital Corporation	12,650	183,678
THL Credit, Inc.	52,331	722,168
TICC Capital Corporation	25,124	244,708
Triangle Capital Corporation	20,377	467,245
U.S. Global Investors, Inc.	2,355	11,092
Virtus Investment Partners, Inc. (a)	9,332	781,275
Waddell & Reed Financial, Inc. - Class A	8,729	253,927

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Financials - 13.2% (Continued)
Capital Markets - 2.1% (Continued)
Walter Investment Management Corporation (b)	79,215	$1,791,843
Westwood Holdings Group, Inc.	445	16,576
WisdomTree Investments, Inc. (a)	85,259	570,383
		36,328,673
Commercial Banks - 2.7%
1st Source Corporation	18,079	401,715
ACNB Corporation	120	1,710
American National Bankshares, Inc.	351	7,940
AmeriServ Financial, Inc. (a)	100	286
Ames National Corporation	95	2,056
Associated Banc-Corp	8,059	100,657
Banco Latinoamericano de Comercio Exterior, S.A. - Class E - ADR	18,336	372,588
Bancorp, Inc. (The) (a) (b)	34,528	322,837
Bank of Hawaii Corporation	200	9,342
Bank of Marin Bancorp	157	5,875
Banner Corporation (b)	59,870	1,360,845
BBCN Bancorp, Inc. (a)	17,959	203,655
BOK Financial Corporation	5,402	305,159
Boston Private Financial Holdings, Inc.	1,009	9,495
Bridge Bancorp, Inc.	387	7,759
Bridge Capital Holdings (a)	1,177	18,279
Bryn Mawr Bank Corporation	399	8,251
BSB Bancorp, Inc. (a)	5,100	63,495
Camden National Corporation	1,636	59,010
Canadian Imperial Bank of Commerce	200	14,610
Canadian Western Bank	5,135	134,508
Capital Bank Corporation (a)	4,467	10,587
CapitalSource, Inc.	251,973	1,650,423
Cathay General Bancorp	19,500	315,705
CenterState Banks, Inc.	9,472	73,408
Central Pacific Financial Corporation (a)	88,197	1,181,840
Century Bancorp, Inc. - Class A	131	3,940
CNB Financial Corporation	54	889
CoBiz Financial, Inc.	100	670
Commerce Bancshares, Inc. (b)	12,038	474,056
Credicorp Ltd.	182	21,101
Cullen/Frost Bankers, Inc.	100	5,531
CVB Financial Corporation	54,186	639,395
Eagle Bancorp, Inc. (a)	5,263	93,418
East West Bancorp, Inc.	14,056	306,421
Eastern Virginia Bankshares, Inc. (a)	200	800
Enterprise Financial Services Corporation	444	5,572
F.N.B. Corporation	144,636	1,573,640
Farmers Capital Bank Corporation (a)	3	24
Financial Institutions, Inc.	592	10,182
First Bancorp (North Carolina)	204	1,738
First Bancorp, Inc. (The)	315	5,292
First BanCorporation (Puerto Rico) (a)	21,086	79,705
First Business Financial Services, Inc.	65	1,418
First California Financial Group, Inc. (a)	114,691	769,577

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Financials - 13.2% (Continued)
Commercial Banks - 2.7% (Continued)
First Commonwealth Financial Corporation	153,226	$1,074,114
First Community Bancshares, Inc.	19,034	275,803
First Connecticut Bancorp, Inc.	10	133
First Financial Corporation	14,525	430,666
First Interstate BancSystem, Inc.	28,881	416,175
First Midwest Bancorp, Inc.	117,023	1,322,360
First of Long Island Corporation (The)	111	3,185
First Republic Bank	33,901	1,102,800
First South Bancorp, Inc. (a)	341	1,446
Fulton Financial Corporation (b)	307,686	2,827,634
German American Bancorp, Inc.	200	4,070
Guaranty Bancorp (a)	22,532	43,261
Hancock Holding Company (b)	25,791	786,110
Hanmi Financial Corporation (a)	7,659	83,866
Heartland Financial USA, Inc.	9,968	260,464
Heritage Commerce Corporation (a)	1,761	10,795
Home BancShares, Inc.	40,705	1,227,256
Horizon Bancorp	143	3,858
Hudson Valley Holding Corporation	3,004	50,647
IBERIABANK Corporation	7,318	342,702
Investors Bancorp, Inc. (a)	25,935	421,962
Lakeland Financial Corporation	4,032	103,784
Laurentian Bank of Canada	6,530	309,607
MainSource Financial Group, Inc.	1,019	11,902
MB Financial, Inc.	12,100	244,299
Merchants Bancshares, Inc.	4	106
Metro Bancorp, Inc. (a)	1,961	24,512
MetroCorp Bancshares, Inc. (a)	9,499	98,220
Middleburg Financial Corporation	296	4,786
MidWestOne Financial Group, Inc.	415	8,831
National Penn Bancshares, Inc.	63,800	563,992
NewBridge Bancorp (a)	100	411
Old Point Financial Corporation	100	1,060
OmniAmerican Bancorp, Inc. (a)	356	7,472
OptimumBank Holdings, Inc. (a)	8,723	4,143
Oriental Financial Group, Inc.	12,199	126,626
Pacific Capital Bancorp (a)	6,572	299,815
Pacific Continental Corporation	8,872	81,889
Pacific Mercantile Bancorp (a)	100	668
PacWest Bancorp	18,094	414,534
Park Sterling Corporation (a)	1,559	7,156
Patriot National Bancorp (a)	6	9
Popular, Inc. (a) (b)	382,859	5,769,685
Preferred Bank (a)	17,038	183,670
PrivateBancorp, Inc.	91	1,394
Rurban Financial Corporation (a)	500	3,620
Sandy Spring Bancorp, Inc.	1,944	34,623
SCBT Financial Corporation	3,747	138,789
Seacoast Banking Corporation of Florida (a)	832	1,165
Signature Bank Corporation (a)	9,009	581,080
Southwest Bancorp, Inc. (a)	31,706	291,695

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Financials - 13.2% (Continued)
Commercial Banks - 2.7% (Continued)
State Bank Financial Corporation (a)	31,536	$501,738
StellarOne Corporation	12,271	164,309
Sterling Financial Corporation (a) (b)	86,505	1,735,290
Suffolk Bancorp (a)	49	637
Summit Financial Group, Inc. (a)	200	762
Sun Bancorp, Inc. (a) (b)	96,678	284,233
SVB Financial Group (a)	25,251	1,459,760
Synovus Financial Corporation (b)	1,809,584	3,438,210
TCF Financial Corporation	97,086	1,002,898
Trustmark Corporation	15,372	371,695
Union First Market Bankshares Corporation	2,823	43,107
United Community Banks, Inc. (a) (b)	220,871	1,504,131
Univest Corporation of Pennsylvania	1,101	17,517
Valley National Bancorp (b)	209,118	1,944,797
Washington Banking Company	600	8,388
Washington Trust Bancorp, Inc.	6,185	153,512
Webster Financial Corporation	25,548	524,245
WesBanco, Inc.	6,031	124,902
West Bancorporation, Inc.	323	3,275
West Coast Bancorp (a)	76,648	1,524,529
Wilshire Bancorp, Inc. (a) (b)	289,763	1,837,097
Zions Bancorporation	6,153	111,985
		47,401,271
Consumer Finance - 0.6%
Cash America International, Inc.	59,910	2,295,751
Credit Acceptance Corporation (a)	647	62,022
DFC Global Corporation (a) (b)	96,205	1,844,250
EZCORP, Inc. - Class A (a) (b)	104,154	2,343,465
First Marblehead Corporation (The) (a)	204	218
Imperial Holdings, Inc. (a)	1,446	5,538
Nelnet, Inc. - Class A (b)	126,748	2,979,846
NetSpend Holdings, Inc. (a)	73,698	648,542
		10,179,632
Diversified Financial Services - 0.5%
Asset Acceptance Capital Corporation (a)	20,964	122,220
CBOE Holdings, Inc.	43,697	1,245,364
Citigroup, Inc.	220	5,969
CME Group, Inc.	500	26,055
Compass Diversified Holdings, Inc.	38,657	534,240
FX Alliance, Inc. (a)	38,431	849,325
Gain Capital Holdings, Inc.	20,995	100,776
JPMorgan Chase & Company	58,997	2,123,892
KKR Financial Holdings, LLC	39,600	361,152
Leucadia National Corporation	7,100	153,928
MarketAxess Holdings, Inc. (b)	62,136	1,877,750
Marlin Business Services Corporation	16,963	260,552
NYSE Euronext, Inc.	300	7,644
PICO Holdings, Inc. (a)	23,707	571,576
Primus Guaranty Ltd. (a)	845	6,549
Resource America, Inc. - Class A	1,672	10,149
ROI Acquisition Corporation (a)	16,595	168,107

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Financials - 13.2% (Continued)
Diversified Financial Services - 0.5% (Continued)
Sprott Resource Lending Corporation	50	$71
Texas Pacific Land Trust	2,571	144,850
		8,570,169
Insurance - 2.5%
Allied World Assurance Company Holdings A.G. (b)	40,942	3,088,255
Alterra Capital Holdings Ltd.	165	3,840
American Equity Investment Life Holding Company	11,446	133,575
American Financial Group, Inc.	163	6,147
American International Group, Inc. (a)	304	9,506
American National Insurance Company (b)	13,045	918,759
American Safety Insurance Holdings Ltd. (a)	21,775	388,684
AMERISAFE, Inc. (a)	37,113	926,526
Arch Capital Group Ltd. (a)	6,521	253,015
Argo Group International Holdings Ltd.	318	9,352
Arthur J. Gallagher & Company	4,005	142,097
Aspen Insurance Holdings Ltd.	32,994	948,248
Assurant, Inc.	3,700	133,977
Assured Guaranty Ltd.	147,039	1,761,527
Berkley (W.R.) Corporation	10,373	379,963
Brown & Brown, Inc. (b)	10,677	269,487
Cincinnati Financial Corporation	200	7,568
CNO Financial Group, Inc.	5,500	45,595
Donegal Group, Inc. - Class A	127	1,702
Eastern Insurance Holdings, Inc.	275	4,361
EMC Insurance Group, Inc.	165	3,336
Employers Holdings, Inc. (b)	57,646	1,030,710
Enstar Group Ltd. (a)	1,056	98,715
Fidelity National Financial, Inc. - Class A	492	9,161
First American Financial Corporation	19,462	356,544
Flagstone Reinsurance Holdings, S.A.	62,688	437,562
Global Indemnity plc (a)	3,022	58,083
Greenlight Capital Re Ltd. - Class A (a)	14,743	347,345
Hanover Insurance Group, Inc. (The) (b)	97,393	3,415,572
HCC Insurance Holdings, Inc. (b)	62,979	1,929,677
Hilltop Holdings, Inc. (a)	127,530	1,340,340
Homeowners Choice, Inc.	4,921	89,218
Horace Mann Educators Corporation (b)	28,558	498,052
Independence Holding Company	1,587	14,981
Infinity Property & Casualty Corporation (b)	5,558	321,308
Kansas City Life Insurance Company (b)	9,982	346,675
Kemper Corporation (b)	86,605	2,833,716
Loews Corporation	700	27,713
Maiden Holdings Ltd.	98,736	838,269
Manulife Financial Corporation	100	1,072
Markel Corporation (a)	200	86,412
Meadowbrook Insurance Group, Inc. (b)	86,558	609,368
Mercury General Corporation	70,087	2,538,551
MetLife, Inc.	200	6,154
National Interstate Corporation	3,040	79,618
National Western Life Insurance Company	698	98,830
Navigators Group, Inc. (The) (a)	14,237	689,498

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Financials - 13.2% (Continued)
Insurance - 2.5% (Continued)
Old Republic International Corporation	680,689	$5,486,353
PartnerRe Ltd.	200	14,488
Phoenix Companies, Inc. (The) (a)	26	42
Presidential Life Corporation (b)	38,873	539,946
Primerica, Inc.	100	2,737
ProAssurance Corporation	15,223	1,363,524
RenaissanceRe Holdings Ltd.	200	14,798
Safety Insurance Group, Inc. (b)	12,713	538,777
SeaBright Holdings, Inc.	5,572	46,972
Selective Insurance Group, Inc.	36,260	625,848
StanCorp Financial Group, Inc.	16,102	479,196
State Auto Financial Corporation	242	3,139
Sun Life Financial, Inc.	300	6,504
Symetra Financial Corporation (b)	477,030	5,547,859
Torchmark Corporation	200	9,950
United Fire Group, Inc.	47,149	924,120
Universal Insurance Holdings, Inc.	14,351	45,923
Validus Holdings Ltd.	3,853	125,338
Willis Group Holdings plc	162	5,991
		43,320,169
Real Estate Investment Trusts (REIT) - 3.7%
AG Mortgage Investment Trust, Inc. (b)	3,323	75,000
Agree Realty Corporation	5,225	122,944
Alexandria Real Estate Equities, Inc.	200	14,696
American Assets Trust, Inc. (b)	15,657	407,082
American Campus Communities, Inc.	84	4,003
American Capital Agency Corporation	149	5,236
American Capital Mortgage Investment Corporation	13,773	338,127
American Realty Capital Trust, Inc.	27,000	297,540
Annaly Capital Management, Inc.	2,631	45,858
Anworth Mortgage Asset Corporation (b)	59,775	396,906
Apartment Investment & Management Company - Class A	7,092	194,534
Arbor Realty Trust, Inc.	3,570	19,242
Ares Commercial Real Estate Corporation	35,033	586,452
ARMOUR Residential REIT, Inc. (b)	51,152	391,824
Associated Estates Realty Corporation	89,438	1,335,309
BioMed Realty Trust, Inc.	68,970	1,296,636
Camden Property Trust	2,873	204,874
Campus Crest Communities, Inc.	48,863	535,539
Capstead Mortgage Corporation (b)	182,099	2,563,954
Care Investment Trust, Inc. (d)	18,701	127,167
CBL & Associates Properties, Inc.	8,206	161,904
Chatham Lodging Trust	17,328	238,260
Chesapeake Lodging Trust	7,600	128,972
Chimera Investment Corporation (b)	1,037,711	2,241,456
Colonial Properties Trust (b)	56,286	1,274,878
Colony Financial, Inc.	14,500	266,075
CommonWealth REIT (b)	122,672	2,237,537
CoreSite Realty Corporation	2,574	68,623
Cousins Properties, Inc.	115,123	873,784

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Financials - 13.2% (Continued)
Real Estate Investment Trusts (REIT) - 3.7% (Continued)
CreXus Investment Corporation (b)	37,876	$396,940
CYS Investments, Inc.	58,876	851,347
DCT Industrial Trust, Inc.	62,566	391,663
DDR Corporation	1,900	28,576
DiamondRock Hospitality Company (b)	213,197	2,016,844
Digital Realty Trust, Inc.	100	7,807
Douglas Emmett, Inc.	7,120	167,391
Duke Realty Corporation	2,174	31,436
Education Realty Trust, Inc. (b)	261,025	3,059,213
Entertainment Properties Trust	3,553	160,453
Equity Lifestyle Properties, Inc.	21,609	1,554,119
Essex Property Trust, Inc.	100	15,736
Extra Space Storage, Inc.	11,366	372,123
Federal Realty Investment Trust	600	65,196
FelCor Lodging Trust, Inc. (a)	106,795	516,888
First Industrial Realty Trust, Inc. (a)	34,605	440,868
Franklin Street Properties Corporation	145	1,504
General Growth Properties, Inc.	600	10,872
Glimcher Realty Trust	8,900	89,178
Government Properties Income Trust	17,545	401,781
Gramercy Capital Corporation (a) (b)	533,797	1,265,099
Hatteras Financial Corporation	43,171	1,262,752
Healthcare Realty Trust, Inc.	7,200	176,832
Healthcare Trust of America, Inc.	5,948	54,662
Hersha Hospitality Trust (b)	331,428	1,610,740
Highwoods Properties, Inc.	5,826	197,327
Home Properties, Inc. (b)	7,036	461,632
Hospitality Properties Trust	33,140	804,308
Hudson Pacific Properties, Inc.	28,045	498,640
Inland Real Estate Corporation	139,712	1,114,902
Investors Real Estate Trust	15,144	123,575
Kilroy Realty Corporation	2,000	94,680
Kimco Realty Corporation	5,600	109,144
Kite Realty Group Trust (b)	73,210	368,246
LaSalle Hotel Properties	7,601	199,602
Liberty Property Trust	643	23,334
LTC Properties, Inc. (b)	6,693	238,940
Macerich Company (The)	200	11,682
MFA Financial, Inc.	165,114	1,334,121
Mid-America Apartment Communities, Inc.	18,560	1,284,909
Mission West Properties, Inc.	7,446	65,599
MPG Office Trust, Inc. (a)	2,500	7,400
National Health Investors, Inc.	20,536	1,102,578
National Retail Properties, Inc.	8,210	242,195
New York Mortgage Trust, Inc.	562	3,822
Newcastle Investment Corporation	208,190	1,551,016
Omega Healthcare Investors, Inc.	7,878	190,963
One Liberty Properties, Inc. (b)	12,454	235,256
Pebblebrook Hotel Trust	85,100	1,933,472
Pennsylvania Real Estate Investment Trust	56,558	812,173
PennyMac Mortgage Investment Trust	44,738	942,630

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Financials - 13.2% (Continued)
Real Estate Investment Trusts (REIT) - 3.7% (Continued)
Piedmont Office Realty Trust, Inc. - Class A (b)	49,065	$837,049
Post Properties, Inc.	12,129	626,463
Potlatch Corporation	23,590	816,450
Prologis, Inc.	200	6,466
PS Business Parks, Inc.	6,025	407,350
Public Storage, Inc.	100	14,895
Resource Capital Corporation (b)	110,481	602,121
RLJ Lodging Trust	63,461	1,116,914
Sabra Health Care REIT, Inc. (b)	62,004	1,148,314
Saul Centers, Inc. (b)	61,583	2,564,316
Select Income REIT	37,944	954,671
Senior Housing Properties Trust	7,800	177,450
Sovran Self Storage, Inc.	28,933	1,652,074
STAG Industrial, Inc.	81,292	1,175,482
Starwood Property Trust, Inc. (b)	7,482	166,549
Strategic Hotels & Resorts, Inc. (a)	234,556	1,421,409
Summit Hotel Properties, Inc.	44,717	371,151
Sunstone Hotel Investors, Inc. (a) (b)	163,175	1,633,382
Tanger Factory Outlet Centers, Inc.	41,512	1,336,686
Taubman Centers, Inc.	518	40,155
Terreno Realty Corporation	12,172	181,485
Two Harbors Investment Corporation	14,308	164,113
UDR, Inc.	2,900	77,169
Universal Health Realty Income Trust	8,048	350,410
Urstadt Biddle Properties, Inc. - Class A	5,991	113,769
Vestin Realty Mortgage II, Inc. (a)	200	234
Washington Real Estate Investment Trust	300	8,010
Western Asset Mortgage Capital Corporation (a)	40,955	836,301
Winthrop Realty Trust (b)	42,372	515,244
		64,672,660
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions, S.A. (a)	1,200	93,072
American Realty Capital Properties, Inc.	5,600	59,892
AV Homes, Inc. (a)	127	1,572
Brookfield Asset Management, Inc. - Class A (b)	5,082	171,823
Brookfield Office Properties, Inc.	432	7,374
CBRE Group, Inc. (a)	1,500	23,370
FirstService Corporation (a)	13,177	351,035
Forest City Enterprises, Inc. - Class A (a)	712	10,046
Gazit-Globe Ltd.	420	3,868
Granite Real Estate, Inc.	11,700	416,286
Grubb & Ellis Company (a)	98	–
Howard Hughes Corporation (a)	120	7,396
Kennedy-Wilson Holdings, Inc. (b)	13,778	188,483
Preferred Apartment Communities, Inc. - Class A	505	3,914
Tejon Ranch Company (a) (b)	41,258	1,072,296
Thomas Properties Group, Inc.	19,207	96,803
		2,507,230
Thrifts & Mortgage Finance - 1.0%
America First Tax Exempt Investors, L.P.	56,024	305,331
Apollo Residential Mortgage, Inc.	28,295	566,749

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Financials - 13.2% (Continued)
Thrifts & Mortgage Finance - 1.0% (Continued)
Bank Mutual Corporation	1,513	$6,445
BankFinancial Corporation	700	5,502
BankUnited, Inc.	2,486	60,559
Beacon Federal Bancorp, Inc.	500	10,035
Beneficial Mutual Bancorp, Inc. (a)	3,500	29,960
Cape Bancorp, Inc. (a)	100	928
Capitol Federal Financial, Inc.	163,219	1,912,927
Charter Financial Corporation	4,414	39,152
Clifton Savings Bancorp, Inc.	161	1,570
Dime Community Bancshares, Inc.	52,823	765,933
Doral Financial Corporation (a) (b)	199,626	271,491
ESSA Bancorp, Inc.	54	571
Federal Agricultural Mortgage Corporation	22,737	571,608
Federal National Mortgage Association (a)	6,927	1,608
First Financial Holdings, Inc.	22,342	263,636
First Financial Northwest, Inc. (a)	710	5,822
First PacTrust Bancorp, Inc.	105	1,181
Fox Chase Bancorp, Inc.	289	4,306
Franklin Financial Corporation (a)	8,612	138,998
Freddie Mac (a)	53	12
Hudson City Bancorp, Inc.	11,544	73,304
Kaiser Federal Financial Group, Inc.	269	3,911
Meridian Interstate Bancorp, Inc. (a)	68	1,045
Northfield Bancorp, Inc.	418	6,257
Northwest Bancshares, Inc.	56,195	654,672
OceanFirst Financial Corporation	26,570	361,618
Ocwen Financial Corporation (a) (b)	241,310	4,768,286
Oritani Financial Corporation	104,319	1,469,855
Peoples Federal Bancshares, Inc. (a)	19	318
People's United Financial, Inc.	101	1,157
PMI Group, Inc. (The) (a) (b)	394,653	9,827
Provident Financial Services, Inc.	84,655	1,289,296
Rockville Financial, Inc.	256	2,982
Territorial Bancorp, Inc.	4,499	105,727
TFS Financial Corporation (a) (b)	166,738	1,569,005
Tree.com, Inc. (a)	646	8,346
TrustCo Bank Corporation (b)	36,539	201,330
United Financial Bancorp, Inc.	16,163	230,323
ViewPoint Financial Group, Inc.	86,022	1,514,417
Walker & Dunlop, Inc. (a)	286	3,615
Washington Federal, Inc.	36,868	587,307
Westfield Financial, Inc.	1,012	7,550
WSFS Financial Corporation (b)	13,849	573,764
		18,408,236
Health Care - 15.4%
Biotechnology - 3.0%
ACADIA Pharmaceuticals, Inc. (a) (b)	316,428	509,449
Acorda Therapeutics, Inc. (a)	24,646	593,229
Aegerion Pharmaceuticals, Inc. (a)	41,641	632,110
AEterna Zentaris, Inc. (a)	146	60
Agenus, Inc. (a)	100,866	487,183

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Health Care - 15.4% (Continued)
Biotechnology - 3.0% (Continued)
Allos Therapeutics, Inc. (a) (b)	774,610	$1,371,060
AMAG Pharmaceuticals, Inc. (a)	21,493	332,712
Amicus Therapeutics, Inc. (a) (b)	216,249	1,066,108
Amylin Pharmaceuticals, Inc. (a)	5,372	165,404
Anacor Pharmaceuticals, Inc. (a)	72,312	426,641
Anthera Pharmaceuticals, Inc. (a)	120,338	128,762
Ariad Pharmaceuticals, Inc. (a)	5,554	106,248
ArQule, Inc. (a)	351	2,123
Array BioPharma, Inc. (a) (b)	671,214	3,450,040
AspenBio Pharma, Inc. (a)	17	27
Astex Pharmaceuticals, Inc. (a) (b)	283,412	702,862
BioMarin Pharmaceutical, Inc. (a)	5,484	215,466
BioMimetic Therapeutics, Inc. (a)	17,377	59,082
Cepheid (a)	9,325	298,773
Chelsea Therapeutics International Ltd. (a)	470,513	503,449
Clovis Oncology, Inc. (a)	200	3,538
Codexis, Inc. (a) (b)	136,197	419,487
Cubist Pharmaceuticals, Inc. (a)	1,872	80,608
Cyclacel Pharmaceuticals, Inc. (a)	2,310	1,201
Cytokinetics, Inc. (a)	213,628	148,258
Discovery Laboratories, Inc. (a)	148,496	375,695
DUSA Pharmaceuticals, Inc. (a)	30,466	166,649
Dyax Corporation (a)	146,227	387,501
Dynavax Technologies Corporation (a) (b)	865,717	3,341,668
Emergent BioSolutions, Inc. (a) (b)	116,440	1,701,188
Genomic Health, Inc. (a)	3,894	130,722
Geron Corporation (a) (b)	807,865	1,389,528
GTx, Inc. (a)	71,762	252,602
Halozyme Therapeutics, Inc. (a) (b)	117,463	1,059,516
Horizon Pharma, Inc. (a)	800	4,568
Human Genome Sciences, Inc. (a)	56,154	799,633
ImmunoGen, Inc. (a)	22,860	368,960
Incyte Corporation (a)	10,225	255,523
Infinity Pharmaceuticals, Inc. (a)	25,348	442,576
Inovio Pharmaceuticals, Inc. (a)	4,141	1,988
Isis Pharmaceuticals, Inc. (a)	153,722	1,863,111
Lexicon Pharmaceuticals, Inc. (a)	407,007	984,957
Ligand Pharmaceuticals, Inc. (a)	65,107	1,259,820
Maxygen, Inc. (a)	19,541	117,832
Medivation, Inc. (a)	100	9,970
Momenta Pharmaceuticals, Inc. (a)	222,460	3,163,381
Myrexis, Inc. (a)	1,091	2,782
Myriad Genetics, Inc. (a)	17,349	431,123
Nabi Biopharmaceuticals (a) (b)	139,298	225,663
Nanosphere, Inc. (a)	447,342	1,333,079
Neurocrine Biosciences, Inc. (a) (b)	19,148	145,525
NewLink Genetics Corporation (a)	27,049	321,342
Novavax, Inc. (a)	252,428	562,914
NPS Pharmaceuticals, Inc. (a)	114,787	885,008
OncoGenex Pharmaceuticals, Inc. (a)	30,781	429,703
Onyx Pharmaceuticals, Inc. (a)	5,238	392,693

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Health Care - 15.4% (Continued)
Biotechnology - 3.0% (Continued)
PDL BioPharma, Inc.	143,726	$975,899
Peregrine Pharmaceuticals, Inc. (a)	81,800	137,424
PharmAthene, Inc. (a)	303	424
Progenics Pharmaceuticals, Inc. (a)	41,860	218,091
Protalix BioTherapeutics, Inc. (a)	24,455	142,328
QLT, Inc. (a) (b)	112,945	947,609
Regeneron Pharmaceuticals, Inc. (a)	218	29,354
Repligen Corporation (a)	85,516	343,774
Rigel Pharmaceuticals, Inc. (a)	115,166	1,259,916
Rosetta Genomics Ltd. (a)	5	39
Sangamo Biosciences, Inc. (a)	93,846	493,630
Sarepta Therapeutics, Inc. (a)	28,375	257,361
SciClone Pharmaceuticals, Inc. (a)	171,952	988,724
Synageva BioPharma Corporation (a)	57,903	2,898,624
Synergy Pharmaceuticals, Inc. (a)	78,844	322,472
Synta Pharmaceuticals Corporation (a)	74,651	548,685
Targacept, Inc. (a) (b)	20,666	89,277
TESARO, Inc. (a)	500	6,630
Threshold Pharmaceuticals, Inc. (a)	176,691	1,226,235
Transition Therapeutics, Inc. (a)	313	664
Trius Therapeutics, Inc. (a)	248,172	1,367,428
United Therapeutics Corporation (a)	5,100	279,378
Vanda Pharmaceuticals, Inc. (a)	64,026	258,025
Vical, Inc. (a) (b)	345,190	1,194,357
XOMA Corporation (a)	141,751	514,556
YM BioSciences, Inc. (a) (b)	1,526,447	3,083,423
Zalicus, Inc. (a) (b)	963,836	1,021,666
		53,117,093
Health Care Equipment & Supplies - 3.4%
Abaxis, Inc. (a)	13,341	476,140
Alere, Inc. (a)	220,724	4,165,062
Align Technology, Inc. (a)	4,629	157,201
Alphatec Holdings, Inc. (a)	11,598	20,412
Analogic Corporation (b)	49,642	3,178,081
AngioDynamics, Inc. (a)	538	5,923
Anika Therapeutics, Inc. (a) (b)	144,547	1,756,246
Antares Pharma, Inc. (a) (b)	390,724	1,887,197
AtriCure, Inc. (a)	745	6,236
Atrion Corporation	26	5,356
Boston Scientific Corporation (a)	6,659	34,427
C.R. Bard, Inc.	200	19,452
Cantel Medical Corporation (b)	87,921	2,296,497
Cardica, Inc. (a)	470	898
CareFusion Corporation (a)	1,400	34,174
CAS Medical Systems, Inc. (a)	710	1,186
CONMED Corporation	9,511	260,982
Cooper Companies, Inc. (The)	200	15,052
CryoLife, Inc. (a)	1,282	7,128
Cutera, Inc. (a)	5,749	39,323
Cyberonics, Inc. (a) (b)	103,921	4,499,779
Cynosure, Inc. - Class A (a)	98,617	2,469,370

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Health Care - 15.4% (Continued)
Health Care Equipment & Supplies - 3.4% (Continued)
Delcath Systems, Inc. (a)	17,909	$30,803
DENTSPLY International, Inc.	2,400	87,216
Derma Sciences, Inc. (a)	152	1,522
DexCom, Inc. (a)	26,485	291,600
EnteroMedics, Inc. (a)	15,233	50,574
Exactech, Inc. (a)	258	4,270
GenMark Diagnostics, Inc. (a)	41,156	232,531
Gen-Probe, Inc. (a) (b)	12,592	1,041,232
Given Imaging Ltd. (a) (b)	47,603	668,822
Greatbatch, Inc. (a)	8,285	189,147
Haemonetics Corporation (a)	17,000	1,222,470
Hill-Rom Holdings, Inc.	130,808	3,420,629
IDEXX Laboratories, Inc. (a)	2,100	185,157
IMRIS, Inc. (a)	28,750	100,337
Integra LifeSciences Holdings Corporation (a) (b)	35,094	1,349,715
Invacare Corporation	15,875	223,679
IRIS International, Inc. (a)	29,080	302,141
Masimo Corporation (a) (b)	28,943	648,323
Medical Action Industries, Inc. (a)	96	334
MISONIX, INC. (a)	800	1,936
Natus Medical, Inc. (a) (b)	129,955	1,606,244
Neogen Corporation (a)	13,672	525,962
Novadaq Technologies, Inc. (a)	10,000	79,500
NuVasive, Inc. (a) (b)	286,690	5,988,954
OraSure Technologies, Inc. (a)	54,909	582,584
Orthofix International N.V. (a)	16,645	682,611
Palomar Medical Technologies, Inc. (a)	3,187	25,528
PhotoMedex, Inc. (a)	5,000	69,450
ResMed, Inc. (a)	1,736	54,788
Rochester Medical Corporation (a)	14,852	148,223
Sirona Dental Systems, Inc. (a) (b)	68,426	2,958,056
Solta Medical, Inc. (a)	38,621	126,291
Spectranetics Corporation (The) (a) (b)	242,441	2,860,804
STAAR Surgical Company (a)	16,676	85,715
STERIS Corporation	2,551	76,862
Stryker Corporation	200	10,406
Sunshine Heart, Inc. (a)	1,900	17,575
SurModics, Inc. (a)	22,836	364,006
Symmetry Medical, Inc. (a)	100,735	780,696
Syneron Medical Ltd. (a) (b)	98,713	1,008,847
Teleflex, Inc.	24,094	1,535,752
Thoratec Corporation (a) (b)	202,297	6,940,810
Tornier N.V. (a) (b)	35,103	765,947
TranS1, Inc. (a)	4,705	11,763
Uroplasty, Inc. (a)	100	389
Varian Medical Systems, Inc. (a)	1,400	76,412
Vascular Solutions, Inc. (a)	26,801	357,525
Vermillion, Inc. (a)	7,369	13,412
West Pharmaceutical Services, Inc.	18,817	936,710
Young Innovations, Inc.	10,002	360,972
ZELTIQ Aesthetics, Inc. (a)	1,717	8,825

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Health Care - 15.4% (Continued)
Health Care Equipment & Supplies - 3.4% (Continued)
Zimmer Holdings, Inc.	200	$11,786
		60,461,965
Health Care Providers & Services - 5.8%
Acadia Healthcare Company, Inc. (a)	45,514	734,596
Accretive Health, Inc. (a)	359,935	4,887,917
AdCare Health Systems, Inc. (a)	100	374
Air Methods Corporation (a) (b)	21,775	2,374,128
Alliance HealthCare Services, Inc. (a) (b)	81,589	66,087
Almost Family, Inc. (a)	26,154	575,650
Amedisys, Inc. (a)	23,100	281,589
AMERIGROUP Corporation (a)	23,700	2,130,156
AMN Healthcare Services, Inc. (a)	92,803	541,970
AmSurg Corporation (a) (b)	141,508	4,180,146
Assisted Living Concepts, Inc. - Class A	147,432	2,065,522
BioScrip, Inc. (a)	69,633	442,866
Brookdale Senior Living, Inc. (a)	75,847	1,248,442
Capital Senior Living Corporation (a) (b)	94,448	1,061,596
CardioNet, Inc. (a)	1,250	2,438
Catamaran Corporation (a)	2,012	170,034
Chindex International, Inc. (a)	959	10,022
Community Health Systems, Inc. (a) (b)	279,576	6,880,365
Corvel Corporation (a)	3,346	154,385
Cross Country Healthcare, Inc. (a) (b)	184,563	841,607
DaVita, Inc. (a)	200	19,684
Emeritus Corporation (a)	46,085	781,141
Ensign Group, Inc. (The)	38,676	1,084,862
Five Star Quality Care, Inc. (a) (b)	398,755	1,423,555
Hanger, Inc. (a) (b)	94,371	2,431,941
HCA Holdings, Inc.	4,532	120,007
Health Management Associates, Inc. - Class A (a) (b)	1,021,989	6,724,688
Health Net, Inc. (a)	70,470	1,551,749
HealthSouth Corporation (a)	75,531	1,691,894
Henry Schein, Inc. (a)	200	14,962
HMS Holdings Corporation (a)	6,500	223,665
IntegraMed America, Inc. (a)	29,840	415,671
Laboratory Corporation of America Holdings (a)	1,200	100,908
Landauer, Inc. (b)	15,667	892,392
LCA-Vision, Inc. (a)	54,376	191,947
LHC Group, Inc. (a)	120,560	2,156,818
LifePoint Hospitals, Inc. (a)	25,030	954,144
Lincare Holdings, Inc.	90,222	3,735,191
Magellan Health Services, Inc. (a) (b)	41,417	1,996,299
MedCath Corporation (a) (b)	61,263	472,950
Medical Facilities Corporation	22,059	312,335
MEDNAX, Inc. (a)	1,795	118,703
Metropolitan Health Networks, Inc. (a) (b)	389,467	3,283,207
MModal, Inc. (a) (b)	264,812	3,792,108
Molina Healthcare, Inc. (a) (b)	183,694	4,483,971
MWI Veterinary Supply, Inc. (a)	1,090	99,288
National Healthcare Corporation	6,829	298,223
National Research Corporation	272	13,687

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Health Care - 15.4% (Continued)
Health Care Providers & Services - 5.8% (Continued)
Omnicare, Inc.	2,200	$69,102
Owens & Minor, Inc. (b)	195,033	5,501,881
Patterson Companies, Inc.	1,600	54,560
PDI, Inc. (a)	62	445
PharMerica Corporation (a)	84,497	869,474
Providence Service Corporation (The) (a)	136,259	1,757,741
PSS World Medical, Inc. (a)	164,030	3,426,587
Quest Diagnostics, Inc.	200	11,686
RadNet, Inc. (a)	2,923	6,840
Select Medical Holdings Corporation (a) (b)	214,625	2,285,756
Sharps Compliance Corporation (a)	138	400
Skilled Healthcare Group, Inc. - Class A (a)	132,496	719,453
Sun Healthcare Group, Inc. (a)	424,233	3,546,588
Team Health Holdings, Inc. (a) (b)	120,295	3,211,877
Triple-S Management Corporation (a) (b)	42,810	779,998
U.S. Physical Therapy, Inc. (b)	66,117	1,697,223
Universal American Corporation (a) (b)	412,368	3,694,817
Universal Health Services, Inc. - Class B	200	7,816
Vanguard Health Systems, Inc. (a)	109,868	933,878
VCA Antech, Inc. (a) (b)	55,697	1,013,685
WellCare Health Plans, Inc. (a) (b)	57,407	3,721,122
		101,346,809
Health Care Technology - 0.7%
Allscripts Healthcare Solutions, Inc. (a)	173,639	1,597,479
athenahealth, Inc. (a)	49,591	4,537,577
Computer Programs & Systems, Inc.	8,163	404,069
Epocrates, Inc. (a)	254	1,915
iCAD, Inc. (a)	500	205
MedAssets, Inc. (a) (b)	89,697	1,183,103
Medidata Solutions, Inc. (a) (b)	27,642	978,803
Merge Healthcare, Inc. (a)	547,742	1,621,316
Omnicell, Inc. (a) (b)	87,756	1,145,216
		11,469,683
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	100	3,829
Albany Molecular Research, Inc. (a)	5,702	16,137
BioDelivery Sciences International, Inc. (a)	71,362	338,256
Bio-Rad Laboratories, Inc. - Class A (a)	100	9,621
Bruker Corporation (a) (b)	206,242	2,437,780
Cambrex Corporation (a)	205,617	1,897,845
Charles River Laboratories International, Inc. (a) (b)	87,081	2,963,366
Complete Genomics, Inc. (a)	1,331	3,021
Compugen Ltd. (a)	29,124	99,022
Covance, Inc. (a)	20,391	957,154
Enzo Biochem, Inc. (a)	3,030	4,545
Harvard Bioscience, Inc. (a) (b)	16,288	60,266
Illumina, Inc. (a)	2,600	107,822
Luminex Corporation (a)	86,983	1,490,019
MEDTOX Scientific, Inc. (a)	71,332	1,925,964
Mettler-Toledo International, Inc. (a)	873	135,140
Nordion, Inc. (b)	214,440	2,026,458

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Health Care - 15.4% (Continued)
Life Sciences Tools & Services - 1.2% (Continued)
Pacific Biosciences of California, Inc. (a) (b)	287,589	$520,536
PAREXEL International Corporation (a) (b)	22,214	611,329
PerkinElmer, Inc.	156,688	4,003,378
pSivida Corporation (a)	1,095	3,022
Techne Corporation	17,737	1,225,272
Thermo Fisher Scientific, Inc.	200	11,134
		20,850,916
Pharmaceuticals - 1.3%
Akorn, Inc. (a) (b)	242,047	3,308,782
Alimera Sciences, Inc. (a)	36,847	106,488
Auxilium Pharmaceuticals, Inc. (a)	27,111	730,370
Biostar Pharmaceuticals, Inc. (a)	779	981
Cardiome Pharma Corporation (a) (b)	150,282	48,105
Columbia Laboratories, Inc. (a)	814	675
Corcept Therapeutics, Inc. (a)	58,444	211,567
Cornerstone Therapeutics, Inc. (a)	3,489	26,865
Cumberland Pharmaceuticals, Inc. (a)	499	3,044
DURECT Corporation (a) (b)	256,603	271,999
Eli Lilly & Company	6,994	307,946
Endo Health Solutions, Inc. (a)	200	5,946
Endocyte, Inc. (a)	67	515
Hi-Tech Pharmacal Company, Inc. (a)	48,344	1,661,100
Hospira, Inc. (a)	200	6,950
Impax Laboratories, Inc. (a)	39,480	877,246
Jazz Pharmaceuticals plc (a)	2,053	98,688
Medicis Pharmaceutical Corporation - Class A	3,820	125,754
NuPathe, Inc. (a)	16,230	63,135
Obagi Medical Products, Inc. (a)	47,729	732,163
Omeros Corporation (a)	60,939	575,873
Pacira Pharmaceuticals, Inc. (a)	33,751	516,728
Par Pharmaceutical Companies, Inc. (a) (b)	95,857	4,789,016
Pernix Therapeutics Holdings, Inc. (a)	30,289	230,802
Perrigo Company	100	11,402
Questcor Pharmaceuticals, Inc. (a)	77,741	2,866,311
Santarus, Inc. (a)	103,273	750,795
Sucampo Pharmaceuticals, Inc. (a)	61,039	246,598
Tianyin Pharmaceutical Company, Inc. (a)	410	193
Valeant Pharmaceuticals International, Inc. (a)	194	9,227
Ventrus BioSciences, Inc. (a)	34,686	126,951
ViroPharma, Inc. (a) (b)	125,752	2,730,076
Warner Chilcott plc (a)	34,404	584,868
XenoPort, Inc. (a)	90,879	716,126
Zogenix, Inc. (a)	113,572	249,858
		22,993,143
Industrials - 14.3%
Aerospace & Defense - 1.3%
AAR Corporation	121,324	1,724,014
Alliant Techsystems, Inc. (b)	39,736	1,840,571
Astronics Corporation (a)	10,251	308,350
Astronics Corporation - Class B (a)	552	16,284
B/E Aerospace, Inc. (a)	300	11,769

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Industrials - 14.3% (Continued)
Aerospace & Defense - 1.3% (Continued)
CPI Aerostructures, Inc. (a)	931	$10,567
Cubic Corporation (b)	75,450	3,649,516
Curtiss-Wright Corporation (b)	62,049	1,859,608
DigitalGlobe, Inc. (a) (b)	202,863	3,949,743
Ducommun, Inc. (a)	18,061	178,081
Elbit Systems Ltd.	114	3,689
Esterline Technologies Corporation (a)	680	39,930
GeoEye, Inc. (a)	167,763	4,266,213
HEICO Corporation (b)	65,325	2,331,449
HEICO Corporation - Class A	18,721	551,895
Hexcel Corporation (a)	9,924	231,130
Huntington Ingalls Industries, Inc. (a)	3,240	126,328
LMI Aerospace, Inc. (a) (b)	13,194	237,888
MOOG, Inc. - Class A (a)	572	20,815
Sparton Corporation (a)	550	5,384
Spirit AeroSystems Holdings, Inc. - Class A (a)	200	4,700
Sypris Solutions, Inc.	33,522	208,172
Taser International, Inc. (a)	35,004	189,372
Teledyne Technologies, Inc. (a)	8,303	517,277
Textron, Inc.	200	5,210
Triumph Group, Inc.	3,754	234,738
		22,522,693
Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc. (a) (b)	352,737	1,703,720
Atlas Air Worldwide Holdings, Inc. (a)	595	26,989
Hub Group, Inc. - Class A (a) (b)	60,967	1,813,768
Park-Ohio Holdings Corporation (a) (b)	42,798	734,842
UTi Worldwide, Inc.	162,246	2,149,759
		6,429,078
Airlines - 1.1%
Alaska Air Group, Inc. (a) (b)	177,845	6,197,898
Copa Holdings, S.A. - Class A	200	15,506
Delta Air Lines, Inc. (a)	1,000	9,650
Hawaiian Holdings, Inc. (a) (b)	387,411	2,467,808
JetBlue Airways Corporation (a) (b)	993,109	5,472,031
Pinnacle Airlines Corporation (a)	1,391	83
Southwest Airlines Company	20	184
Spirit Airlines, Inc. (a)	23,352	502,302
United Continental Holdings, Inc. (a)	400	7,556
US Airways Group, Inc. (a) (b)	420,909	4,823,617
WestJet Airlines Ltd. - Variable Voting Shares	400	6,409
		19,503,044
Building Products - 0.3%
A.O. Smith Corporation (b)	5,755	284,412
Ameresco, Inc. - Class A (a) (b)	133,333	1,621,329
American Woodmark Corporation (a)	1,571	26,189
Builders FirstSource, Inc. (a)	1,234	4,442
Fortune Brands Home & Security, Inc. (a)	9,163	202,686
Griffon Corporation	22,183	194,989
Insteel Industries, Inc.	21	209
Lennox International, Inc.	3,087	134,809

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Industrials - 14.3% (Continued)
Building Products - 0.3% (Continued)
NCI Building Systems, Inc. (a)	72,118	$775,990
Nortek, Inc. (a)	8,647	441,170
Owens Corning, Inc. (a)	700	18,802
Patrick Industries, Inc. (a)	10,609	123,489
Quanex Building Products Corporation	11,475	193,927
Simpson Manufacturing Company, Inc. (b)	59,642	1,445,722
U.S. Home Systems, Inc.	3,354	30,555
USG Corporation (a)	19,778	321,195
		5,819,915
Commercial Services & Supplies - 1.7%
A.T. Cross Company - Class A (a)	294	2,831
ABM Industries, Inc.	33,874	630,056
ACCO Brands Corporation (a) (b)	48,965	414,734
Asta Funding, Inc.	1,213	11,305
Avery Dennison Corporation	28,186	867,847
Brink's Company (The) (b)	80,582	1,869,502
Casella Waste Systems, Inc. (a) (b)	7,637	38,567
CECO Environmental Corporation	1,100	8,800
Cenveo, Inc. (a)	186	352
Clean Harbors, Inc. (a)	12	726
Consolidated Graphics, Inc. (a)	17,691	419,454
Copart, Inc. (a)	29,407	698,710
Corrections Corporation of America	38,620	1,200,310
Courier Corporation	40,044	445,289
Encore Capital Group, Inc. (a)	66,201	1,853,628
EnergySolutions, Inc. (a)	99,802	165,671
Ennis, Inc.	9	129
Fuel Tech, Inc. (a)	28,125	147,234
G&K Services, Inc.	13,168	414,924
Geo Group, Inc. (The) (a)	6,767	156,453
Healthcare Services Group, Inc.	18,667	404,701
Heritage-Crystal Clean, Inc. (a)	247	4,318
HNI Corporation	26,640	707,825
InnerWorkings, Inc. (a)	98	1,175
Interface, Inc. (b)	209,877	2,782,969
Intersections, Inc.	64,830	923,179
Iron Mountain, Inc.	1,000	32,210
KAR Auction Services, Inc. (a) (b)	109,557	1,754,008
Kimball International, Inc. - Class B	77,730	726,775
Metalico, Inc. (a)	210,528	408,424
Mine Safety Appliances Company	6,996	240,103
Multi-Color Corporation (b)	12,157	236,332
NL Industries, Inc.	74	873
Perma-Fix Environmental Services, Inc. (a)	153	162
Pitney Bowes, Inc.	500	6,680
Progressive Waste Solutions Ltd.	9,987	199,740
Republic Services, Inc.	11,306	327,083
Ritchie Bros. Auctioneers, Inc. (b)	34,118	718,866
Rollins, Inc.	9,635	227,193
Schawk, Inc. (b)	11,008	125,271
Standard Parking Corporation (a)	11,529	244,530

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Industrials - 14.3% (Continued)
Commercial Services & Supplies - 1.7% (Continued)
Steelcase, Inc. - Class A	327,059	$2,802,896
Stericycle, Inc. (a)	200	18,570
SYKES Enterprises, Inc. (a) (b)	78,171	1,156,149
Team, Inc. (a)	40,835	1,271,602
Tetra Tech, Inc. (a)	3,535	90,885
TMS International Corporation - Class A (a)	27,214	266,153
TRC Companies, Inc. (a)	26,729	175,610
UniFirst Corporation (b)	66,402	4,158,093
US Ecology, Inc.	9,435	183,983
Viad Corp (b)	14,243	246,831
Waste Connections, Inc.	21,487	661,155
		30,450,866
Construction & Engineering - 0.7%
AECOM Technology Corporation (a)	131,066	2,124,580
Argan, Inc.	7	111
Dycom Industries, Inc. (a) (b)	63,143	1,099,951
EMCOR Group, Inc.	7,891	207,770
Furmanite Corporation (a)	1,300	5,824
Goldfield Corporation (The) (a)	33,800	69,966
KBR, Inc.	200	5,248
Layne Christensen Company (a)	32,444	684,569
Michael Baker Corporation (a)	15,509	391,137
MYR Group, Inc. (a) (b)	25,378	414,169
Northwest Pipe Company (a)	24,146	587,955
Orion Marine Group, Inc. (a)	29,860	215,888
Pike Electric Corporation (a)	3,001	25,719
Primoris Services Corporation (b)	104,869	1,295,132
Quanta Services, Inc. (a)	500	11,495
Shaw Group, Inc. (The) (a)	73,275	2,854,061
Sterling Construction Company, Inc. (a) (b)	60,683	602,582
Tutor Perini Corporation (a)	30,195	343,015
URS Corporation (b)	49,905	1,750,168
		12,689,340
Electrical Equipment - 0.6%
Active Power, Inc. (a)	1,900	1,596
Acuity Brands, Inc.	15,075	873,445
AMETEK, Inc.	1,529	47,399
A-Power Energy Generation Systems Ltd. (a)	112,992	12,429
AZZ, Inc.	77,394	2,376,770
Belden, Inc.	6,956	223,496
Brady Corporation - Class A (b)	40,665	1,078,842
China Electric Motor, Inc. (a)	1,771	124
Coleman Cable, Inc. (b)	21,985	190,610
Cooper Industries plc - Class A	1,700	122,196
EnerSys (a) (b)	61,552	2,102,001
Franklin Electric Company, Inc.	198	11,169
FuelCell Energy, Inc. (a)	359,854	374,248
Generac Holdings, Inc.	39,249	895,662
Global Power Equipment Group, Inc.	13,981	287,309
GrafTech International Ltd. (a)	10,359	108,252
Hubbell, Inc. - Class B	2,821	232,112

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Industrials - 14.3% (Continued)
Electrical Equipment - 0.6% (Continued)
II-VI, Inc. (a)	10,829	$188,858
Jinpan International Ltd. (b)	43,765	271,781
New Energy Systems Group (a)	1,119	517
Orion Energy Systems, Inc. (a)	301	668
Plug Power, Inc. (a)	35	42
Powell Industries, Inc. (a)	14,214	487,114
Preformed Line Products Company (b)	2,843	153,892
Regal-Beloit Corporation	2,300	148,051
Sensata Technologies Holding N.V. (a)	2,896	83,144
Thermon Group Holdings, Inc. (a)	5,872	126,131
Vicor Corporation (b)	81,283	545,409
		10,943,267
Industrial Conglomerates - 0.1%
Carlisle Companies, Inc.	1,159	58,518
General Electric Company	600	12,450
Raven Industries, Inc.	17,550	574,411
Standex International Corporation (b)	15,370	657,529
Tyco International Ltd.	173	9,505
		1,312,413
Machinery - 3.1%
Accuride Corporation (a)	47,460	246,317
Actuant Corporation - Class A	4,509	128,326
Alamo Group, Inc.	33,193	950,316
Altra Holdings, Inc.	55,740	920,825
American Railcar Industries, Inc. (a)	122,944	3,741,186
Ampco-Pittsburgh Corporation (b)	55,066	865,087
Astec Industries, Inc. (a)	27,375	799,350
Barnes Group, Inc.	29,512	704,156
Cascade Corporation (b)	9,202	433,506
Chart Industries, Inc. (a)	1,634	105,981
China Yuchai International Ltd. (b)	25,180	320,793
CIRCOR International, Inc. (b)	26,825	825,942
CLARCOR, Inc.	219	10,589
CNH Global N.V. (a)	100	3,812
Columbus McKinnon Corporation (a) (b)	46,356	681,897
Commercial Vehicle Group, Inc. (a)	77,630	598,527
Crane Company	51,490	2,008,110
Donaldson Company, Inc.	2,600	88,738
Duoyuan Printing, Inc. (a)	105,760	15,864
Dynamic Materials Corporation	12,498	208,842
ESCO Technologies, Inc.	5,648	203,385
Federal Signal Corporation (a)	184,516	1,046,206
Flow International Corporation (a)	74,791	239,331
FreightCar America, Inc.	22,287	453,318
Gardner Denver, Inc.	3,900	222,222
Gorman-Rupp Company (The) (b)	20,280	562,973
Graco, Inc. (b)	40,584	1,861,994
Graham Corporation	726	12,378
Greenbrier Companies, Inc. (The) (a) (b)	123,572	2,014,224
Hardinge, Inc. (b)	38,145	347,882
Harsco Corporation	85,237	1,811,286

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Industrials - 14.3% (Continued)
Machinery - 3.1% (Continued)
Hurco Companies, Inc. (a) (b)	6,741	$137,516
IDEX Corporation	2,696	102,852
ITT Corporation	93,168	1,745,968
John Bean Technologies Corporation (b)	103,449	1,515,528
Kadant, Inc. (a) (b)	27,146	562,194
Kaydon Corporation	6,200	130,820
Kennametal, Inc.	22,801	841,357
L.B. Foster Company - Class A (b)	17,598	520,725
Lincoln Electric Holdings, Inc.	5,245	209,171
Lindsay Corporation	25,228	1,788,665
Lydall, Inc. (a)	15,027	191,745
Manitex International, Inc. (a)	30,397	251,687
Met-Pro Corporation	1,141	10,326
Middleby Corporation (a)	1,098	107,516
Mueller Industries, Inc.	1,145	48,811
Mueller Water Products, Inc. - Class A	433,825	1,535,741
NACCO Industries, Inc. - Class A (b)	7,425	743,614
NN, Inc. (a)	28,390	255,510
Nordson Corporation	2,440	125,074
Omega Flex, Inc. (a)	55	549
Oshkosh Corporation (a)	97,906	2,204,843
Pall Corporation	1,700	90,797
Parker-Hannifin Corporation	200	16,064
Pentair, Inc.	1,392	61,011
PMFG, Inc. (a)	6,941	55,528
Robbins & Myers, Inc. (b)	6,608	302,911
Sauer-Danfoss, Inc. (b)	60,210	2,179,000
SmartHeat, Inc. (a) (d)	832	1,747
Snap-on, Inc.	1,200	81,336
Tecumseh Products Company - Class A (a)	1,533	8,309
Tennant Company (b)	13,254	552,294
Terex Corporation (a) (b)	289,776	5,650,632
Timken Company	356	12,887
Toro Company (The) (b)	66,970	2,518,072
Trimas Corporation (a)	45,434	987,735
Trinity Industries, Inc.	192,510	5,390,280
Valmont Industries, Inc.	1,050	130,074
WABCO Holdings, Inc. (a) (b)	7,635	419,314
Wabtec Corporation	475	37,611
Woodward, Inc.	722	24,238
Xerium Technologies, Inc. (a)	1,202	3,750
Xylem, Inc.	37,627	902,295
		54,889,460
Marine - 0.4%
Box Ships, Inc.	3,598	22,919
Costamare, Inc. (b)	69,162	901,181
Danaos Corporation (a)	900	3,627
Diana Containerships, Inc.	23,862	146,274
Diana Shipping, Inc. (a) (b)	162,588	1,086,088
DryShips, Inc. (a)	544,600	1,203,566
Global Ship Lease, Inc. (a)	31,997	107,190

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Industrials - 14.3% (Continued)
Marine - 0.4% (Continued)
International Shipholding Corporation	1,242	$22,952
Matson, Inc.	6,684	164,159
Navios Maritime Holdings, Inc. (b)	443,712	1,557,429
Safe Bulkers, Inc.	221,213	1,318,430
Seaspan Corporation	58	898
Star Bulk Carriers Corporation	49,330	25,721
		6,560,434
Professional Services - 1.2%
Acacia Research Corporation (a) (b)	72,044	2,039,566
Barrett Business Services, Inc.	14,455	377,565
CDI Corporation (b)	11,871	191,835
Corporate Executive Board Company (The)	51,167	2,360,334
CRA International, Inc. (a)	16,932	262,277
Dolan Company (The) (a)	39,991	195,156
Dun & Bradstreet Corporation (The)	200	16,038
Equifax, Inc. (b)	17,471	818,342
Exponent, Inc. (a)	5,873	303,575
Franklin Covey Company (a)	586	6,100
GP Strategies Corporation (a)	43,733	748,272
Heidrick & Struggles International, Inc. (b)	38,105	509,845
Hill International, Inc. (a)	400	1,556
Hudson Global, Inc. (a)	790	3,594
ICF International, Inc. (a) (b)	25,039	615,208
IHS, Inc. - Class A (a)	5,360	591,047
Insperity, Inc.	11,676	306,378
Kforce, Inc. (a)	38,876	449,795
Korn/Ferry International (a) (b)	129,144	1,699,535
Manpower, Inc.	49,121	1,747,725
Mistras Group, Inc. (a)	83,188	1,870,066
Navigant Consulting, Inc. (a) (b)	51,185	595,282
Nielsen Holdings N.V. (a)	1,700	48,450
On Assignment, Inc. (a) (b)	30,530	475,963
Pendrell Corporation (a)	154,015	170,957
Resources Connection, Inc.	106,781	1,205,557
Robert Half International, Inc.	7,976	215,432
RPX Corporation (a)	130,098	1,632,730
Towers Watson & Company	1,000	58,630
TrueBlue, Inc. (a)	43,336	659,574
Verisk Analytics, Inc. - Class A (a)	6,513	327,278
Volt Information Sciences, Inc. (a)	14,233	96,784
VSE Corporation	3,109	71,383
		20,671,829
Road & Rail - 2.4%
AMERCO	6,863	641,004
Arkansas Best Corporation (b)	44,451	608,534
Avis Budget Group, Inc. (a)	277,832	3,992,446
Canadian Pacific Railway Ltd.	200	16,230
Celadon Group, Inc. (b)	159,050	2,374,616
Con-way, Inc.	58,416	2,080,778
Covenant Transportation Group, Inc. (a)	302	1,501
CSX Corporation	200	4,588

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Industrials - 14.3% (Continued)
Road & Rail - 2.4% (Continued)
Genesee & Wyoming, Inc. - Class A (a)	6,547	$406,307
Heartland Express, Inc. (b)	361,437	5,023,974
Hertz Global Holdings, Inc. (a)	8,500	95,710
J.B. Hunt Transport Services, Inc.	200	11,004
Kansas City Southern	200	14,560
Landstar System, Inc. (b)	35,406	1,749,410
Marten Transport Ltd. (b)	124,532	2,235,349
Old Dominion Freight Line, Inc. (a)	32,707	1,386,777
Quality Distribution, Inc. (a) (b)	169,866	1,715,647
RailAmerica, Inc. (a)	50,748	1,392,018
Roadrunner Transportation Systems, Inc. (a) (b)	150,134	2,622,841
Ryder System, Inc. (b)	159,118	6,275,614
Saia, Inc. (a) (b)	83,126	1,878,648
Student Transportation, Inc.	450	2,835
Swift Transportation Company (a) (b)	517,600	4,296,080
Universal Truckload Services, Inc.	18,153	270,298
USA Truck, Inc. (a)	605	2,535
Vitran Corporation, Inc. (a)	743	3,448
Werner Enterprises, Inc. (b)	110,128	2,541,754
		41,644,506
Trading Companies & Distributors - 1.0%
Aceto Corporation (b)	88,961	781,078
AerCap Holdings N.V. (a)	43,252	490,478
Aircastle Ltd. (b)	200,344	2,370,070
Applied Industrial Technologies, Inc. (b)	8,840	328,494
BlueLinx Holdings, Inc. (a)	1,120	2,408
CAI International, Inc. (a) (b)	49,854	1,030,981
DXP Enterprises, Inc. (a) (b)	79,884	3,530,873
Edgen Group, Inc. (a)	55,971	419,782
GATX Corporation	6,137	258,184
H&E Equipment Services, Inc. (a)	172,122	2,430,363
Interline Brands, Inc. (a) (b)	80,224	2,036,085
Lawson Products, Inc.	631	6,133
MFC Industrial Ltd. (b)	117,583	826,608
MSC Industrial Direct Company, Inc. - Class A	2,830	194,506
SeaCube Container Leasing Ltd. (b)	117,268	2,059,226
Superior Plus Corporation	43,103	316,324
Textainer Group Holdings Ltd.	1,652	62,148
WESCO International, Inc. (a)	3,061	170,528
		17,314,269
Transportation Infrastructure - 0.0% (c)
Aegean Marine Petroleum Network, Inc.	24,542	139,153
China Infrastructure Investment Corporation (a)	24,710	2,471
Macquarie Infrastructure Company, LLC	1,121	39,840
Wesco Aircraft Holdings, Inc. (a)	43,083	575,158
		756,622
Information Technology - 17.1%
Communications Equipment - 2.8%
Acme Packet, Inc. (a)	265,252	4,204,244
ADTRAN, Inc.	42,325	913,374
Alliance Fiber Optic Products, Inc. (a)	15,217	140,605

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Information Technology - 17.1% (Continued)
Communications Equipment - 2.8% (Continued)
Alvarion Ltd. (a)	27,960	$10,345
ARRIS Group, Inc. (a)	17,617	223,560
Aruba Networks, Inc. (a) (b)	292,278	4,144,502
AudioCodes Ltd. (a)	2,000	3,160
Aviat Networks, Inc. (a)	84,399	190,742
Bel Fuse, Inc. - Class B	2,391	43,110
Black Box Corporation (b)	73,021	1,945,279
Brocade Communications Systems, Inc. (a) (b)	1,569,298	7,799,411
CalAmp Corporation (a)	67,493	508,222
Calix, Inc. (a) (b)	394,915	1,820,558
Ceragon Networks Ltd. (a) (b)	34,233	280,711
CIENA Corporation (a)	319,177	5,116,407
Cogo Group, Inc. (a)	1,079	1,964
Communications Systems, Inc. (b)	3,477	39,881
Comverse Technology, Inc. (a)	214,218	1,163,204
Digi International, Inc. (a)	46	421
DragonWave, Inc. (a)	14,672	33,746
EchoStar Corporation - Class A (a)	95,562	2,752,186
Emulex Corporation (a) (b)	277,635	1,796,298
EXFO, Inc. (a)	1,016	4,785
Harmonic, Inc. (a) (b)	591,226	2,506,798
Harris Corporation	200	8,330
Infinera Corporation (a)	60	331
InterDigital, Inc.	15	410
Ixia (a)	121,211	1,878,771
KVH Industries, Inc. (a)	15,688	204,728
Loral Space & Communications, Inc.	22,240	1,600,168
Network Engines, Inc. (a)	18,772	26,656
Oclaro, Inc. (a) (b)	182,510	511,028
Oplink Communications, Inc. (a)	64,892	860,468
Optical Cable Corporation	144	527
PCTEL, Inc.	100	616
Plantronics, Inc.	9,036	296,562
Polycom, Inc. (a)	300	2,622
Radware Ltd. (a) (b)	39,737	1,201,250
Research In Motion Ltd. (a)	119,913	858,494
ShoreTel, Inc. (a) (b)	302,779	1,417,006
Sierra Wireless, Inc. (a)	43,368	406,358
Sonus Networks, Inc. (a) (b)	814,808	1,352,581
Sycamore Networks, Inc. (a)	29,303	417,568
Symmetricom, Inc. (a)	13,474	80,709
Tellabs, Inc.	443,033	1,457,579
Telular Corporation	21,935	206,847
TESSCO Technologies, Inc.	41,983	787,181
UTStarcom Holdings Corporation (a)	186,207	199,241
Westell Technologies, Inc. - Class A (a) (b)	4,963	10,869
Wi-LAN, Inc.	2,400	12,216
		49,442,629
Computers & Peripherals - 0.8%
Avid Technology, Inc. (a)	71,242	656,139
Cray, Inc. (a)	35,762	444,522

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Information Technology - 17.1% (Continued)
Computers & Peripherals - 0.8% (Continued)
Datalink Corporation (a) (b)	168,704	$1,327,700
Diebold, Inc.	52,346	1,693,393
Dot Hill Systems Corporation (a)	200,811	204,827
Electronics For Imaging, Inc. (a) (b)	112,812	1,649,311
EMC Corporation (a)	78,927	2,068,677
Hewlett-Packard Company	200	3,648
Hutchinson Technology, Inc. (a)	14,000	19,460
Intevac, Inc. (a)	148	869
Lexmark International, Inc. - Class A	58,834	1,029,007
NCR Corporation (a) (b)	6,260	145,983
Novatel Wireless, Inc. (a)	42,846	101,117
On Track Innovations Ltd. (a)	29,809	45,906
QLogic Corporation (a)	27,000	311,580
Quantum Corporation (a) (b)	1,429,450	2,115,586
SMART Technologies, Inc. - Class A (a)	311,997	492,955
STEC, Inc. (a)	75,585	609,971
Xyratex Ltd.	79,481	940,260
		13,860,911
Electronic Equipment, Instruments & Components - 2.1%
Advanced Photonix, Inc. - Class A (a)	2,600	1,457
Aeroflex Holding Corporation (a) (b)	166,591	1,001,212
Agilysys, Inc. (a) (b)	31,705	275,516
Arrow Electronics, Inc. (a)	7,200	243,000
Audience, Inc. (a)	20,473	369,538
AVX Corporation	156,937	1,528,566
Benchmark Electronics, Inc. (a)	16,895	266,265
Brightpoint, Inc. (a) (b)	248,799	2,231,727
Celestica, Inc. (a)	30,221	230,888
ClearSign Combustion Corporation (a)	6,787	47,509
Cognex Corporation	21,600	730,080
Coherent, Inc. (a) (b)	34,206	1,670,279
Corning, Inc.	26	297
Daktronics, Inc.	773	5,975
DTS, Inc. (a)	7,934	147,810
Electro Rent Corporation	22,764	381,525
Electro Scientific Industries, Inc. (b)	46,888	581,880
eMagin Corporation (a) (b)	10,282	29,818
Fabrinet (a) (b)	42,604	565,781
FARO Technologies, Inc. (a)	3,936	169,366
Flextronics International Ltd. (a)	207,800	1,331,998
FLIR Systems, Inc.	7,107	145,338
Identive Group, Inc. (a) (b)	103,075	92,252
Ingram Micro, Inc. - Class A (a) (b)	102,196	1,531,918
InvenSense, Inc. (a)	65,979	851,129
Itron, Inc. (a)	4,600	179,262
KEMET Corporation (a) (b)	191,007	922,564
Key Tronic Corporation (a)	29,152	216,308
LeCroy Corporation (a)	150,144	2,145,558
LGL Group, Inc. (a)	36	205
Littelfuse, Inc.	29,987	1,608,503
LoJack Corporation (a)	1,108	3,468

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Information Technology - 17.1% (Continued)
Electronic Equipment, Instruments & Components - 2.1% (Continued)
LRAD Corporation (a)	2,800	$3,248
Maxwell Technologies, Inc. (a) (b)	161,622	1,052,159
Mercury Computer Systems, Inc. (a) (b)	125,855	1,468,728
Mesa Laboratories, Inc.	1,167	54,032
Methode Electronics, Inc.	47,335	416,548
Molex, Inc.	2,300	57,776
Molex, Inc. - Class A	4,731	97,837
MTS Systems Corporation	27,010	1,174,125
Multi-Fineline Electronix, Inc. (a) (b)	22,761	595,655
Nam Tai Electronics, Inc.	49,444	302,103
Neonode, Inc. (a)	91,013	459,616
NeoPhotonics Corporation (a)	15,262	75,700
Netlist, Inc. (a)	52,069	90,079
Newport Corporation (a) (b)	147,023	1,654,009
Orbotech Ltd. (a) (b)	109,192	873,536
OSI Systems, Inc. (a)	25,825	1,666,745
Parametric Sound Corporation (a)	4,100	39,975
PC Connection, Inc.	24,436	290,544
PC Mall, Inc. (a)	2,294	13,122
Plexus Corporation (a)	62,148	1,784,891
Power-One, Inc. (a)	343,442	1,717,210
Richardson Electronics Ltd.	737	9,028
Rogers Corporation (a)	14,200	509,070
Sanmina-SCI Corporation (a) (b)	123,819	1,057,414
ScanSource, Inc. (a)	30,429	878,485
SMTC Corporation (a)	100	309
TE Connectivity Ltd.	200	6,602
Tech Data Corporation (a)	343	17,184
Trimble Navigation Ltd. (a)	6,402	283,353
TTM Technologies, Inc. (a) (b)	44,414	485,889
Viasystems Group, Inc. (a)	3,530	54,362
Vishay Intertechnology, Inc. (a)	65,500	646,485
Vishay Precision Group, Inc. (a)	1,372	18,659
Zygo Corporation (a)	8,965	160,294
		37,521,764
Internet Software & Services - 2.0%
Active Network, Inc. (The) (a)	11,629	165,016
AOL, Inc. (a)	145,073	4,622,026
Autobytel, Inc. (a)	360	1,350
Blucora, Inc. (a) (b)	25,146	383,477
Brightcove, Inc. (a)	8,843	130,965
comScore, Inc. (a)	19,946	307,168
Cornerstone OnDemand, Inc. (a)	21,391	508,678
CoStar Group, Inc. (a)	16,579	1,368,265
Demand Media, Inc. (a)	92,585	1,029,545
Dice Holdings, Inc. (a)	14,815	111,705
EarthLink, Inc. (b)	201,997	1,383,679
eGain Communications Corporation (a)	5,061	24,040
ExactTarget, Inc. (a) (b)	72,470	1,652,316
FriendFinder Networks, Inc. (a)	700	595
GigaMedia Ltd. (a)	35,621	39,183

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Information Technology - 17.1% (Continued)
Internet Software & Services - 2.0% (Continued)
GlobalSCAPE, Inc. (a)	212	$477
Google, Inc. - Class A (a)	100	63,297
Innodata, Inc. (a)	1,308	5,023
Internap Network Services Corporation (a) (b)	242,863	1,564,038
IntraLinks Holdings, Inc. (a)	371,064	1,617,839
iPass, Inc. (a)	128,194	292,282
Keynote Systems, Inc.	25,840	355,300
Limelight Networks, Inc. (a)	141,215	392,578
LinkedIn Corporation - Class A (a)	200	20,530
Liquidity Services, Inc. (a) (b)	55,877	2,554,696
LivePerson, Inc. (a) (b)	134,545	2,515,992
MeetMe, Inc. (a)	76	125
MercadoLibre, Inc.	100	6,681
Millennial Media, Inc. (a)	111,654	1,108,724
Move, Inc. (a)	59,727	550,088
NIC, Inc.	26,851	361,414
Open Text Corporation (a)	200	9,000
Perficient, Inc. (a)	105,838	1,406,587
Points International Ltd. (a)	1,600	20,016
Rackspace Hosting, Inc. (a)	100	4,388
RealNetworks, Inc.	3,367	26,128
Responsys, Inc. (a) (b)	44,156	492,339
Saba Software, Inc. (a)	5,800	48,372
SciQuest, Inc. (a) (b)	101,392	1,725,692
SINA Corporation (a)	100	4,541
Sohu.com, Inc. (a)	19,264	675,203
Stamps.com, Inc. (a) (b)	86,616	1,831,928
Subaye, Inc. (a) (d)	37,223	130
Support.com, Inc. (a)	27,041	77,067
TechTarget, Inc. (a)	452	1,858
Tucows, Inc. (a)	68,660	83,765
Unwired Planet, Inc. (a)	15,125	29,645
ValueClick, Inc. (a) (b)	275,165	4,322,842
Web.com Group, Inc. (a)	26,658	413,199
WebMD Health Corporation (a)	4,970	73,109
WebMediaBrands, Inc. (a)	592	367
XO Group, Inc. (a)	14,414	124,105
Yahoo!, Inc. (a)	600	9,504
Yandex N.V. - Class A (a)	20,900	401,907
Zix Corporation (a)	2,833	6,913
		34,925,697
IT Services - 2.9%
Acxiom Corporation (a)	327,446	5,491,269
Booz Allen Hamilton Holding Corporation	66,711	1,162,773
Broadridge Financial Solutions, Inc. (b)	52,642	1,114,431
CACI International, Inc. - Class A (a)	7,300	412,085
Cardtronics, Inc. (a) (b)	14,311	443,784
Cass Information Systems, Inc.	84	3,192
CGI Group, Inc. (a) (b)	66,066	1,557,176
China Information Technology, Inc. (a)	25,234	25,486
CIBER, Inc. (a)	247	926

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Information Technology - 17.1% (Continued)
IT Services - 2.9% (Continued)
Computer Sciences Corporation	100	$2,462
Computer Task Group, Inc. (a)	5,475	81,632
Convergys Corporation	24,063	354,689
CoreLogic, Inc. (a)	311,215	7,157,945
CSG Systems International, Inc. (a) (b)	90,445	1,594,545
DST Systems, Inc.	51,773	2,790,565
Euronet Worldwide, Inc. (a)	28,190	515,313
ExlService Holdings, Inc. (a) (b)	109,442	2,697,745
Fidelity National Information Services, Inc.	500	15,720
FleetCor Technologies, Inc. (a)	68	2,511
Forrester Research, Inc.	6,137	175,150
Gartner, Inc. - Class A (a)	500	22,195
Genpact Ltd. (a)	9,484	165,211
Global Cash Access Holdings, Inc. (a)	369,537	2,387,209
Global Payments, Inc.	3,800	162,716
Hackett Group, Inc. (The) (a)	126,758	597,030
Heartland Payment Systems, Inc.	86,863	2,753,557
iGATE Corporation (a) (b)	119,502	1,900,082
InterXion Holding N.V. (a) (b)	69,745	1,342,591
Lender Processing Services, Inc. (b)	77,635	1,915,255
Lionbridge Technologies, Inc. (a)	1,856	5,716
LML Payment Systems, Inc. (a) (b)	69,130	154,851
Mantech International Corporation - Class A	39,463	865,424
Mattersight Corporation (a)	2,202	17,110
MAXIMUS, Inc. (b)	64,342	3,249,271
ModusLink Global Solutions, Inc. (a)	2,563	8,765
MoneyGram International, Inc. (a) (b)	178,143	2,771,905
NCI, Inc. - Class A (a)	3,094	18,347
NeuStar, Inc. - Class A (a)	10,509	372,124
Online Resources Corporation (a)	119,208	282,523
PFSweb, Inc. (a)	39,108	101,290
PRGX Global, Inc. (a)	295	2,242
SAIC, Inc.	5,500	63,635
Sapient Corporation	17,103	170,346
Startek, Inc. (a)	563	1,695
Syntel, Inc.	20,651	1,200,443
TeleTech Holdings, Inc. (a)	23,275	383,107
Teradata Corporation (a)	200	13,524
TNS, Inc. (a) (b)	170,761	2,890,984
Unisys Corporation (a)	44,567	865,937
Vantiv, Inc. - Class A (a)	4,000	90,240
Virtusa Corporation (a)	23,169	351,010
		50,725,734
Office Electronics - 0.2%
Zebra Technologies Corporation - Class A (a) (b)	89,611	3,095,164

Semiconductors & Semiconductor Equipment - 3.4%
Advanced Energy Industries, Inc. (a)	84,798	1,044,711
Advanced Micro Devices, Inc. (a)	600	2,436
Alpha & Omega Semiconductor Ltd. (a) (b)	3,780	29,144
Amtech Systems, Inc. (a)	5,335	22,674

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Information Technology - 17.1% (Continued)
Semiconductors & Semiconductor Equipment - 3.4% (Continued)
ANADIGICS, Inc. (a) (b)	355,452	$451,424
Atmel Corporation (a)	209,940	1,230,248
ATMI, Inc. (a)	5,600	106,288
AuthenTec, Inc. (a)	262,098	2,201,623
Avago Technologies Ltd.	3,000	111,000
Axcelis Technologies, Inc. (a) (b)	469,278	398,886
AXT, Inc. (a)	144,223	503,338
Brooks Automation, Inc. (b)	75,862	702,482
ChipMOS TECHNOLOGIES (Bermuda) LTD. (a)	129,952	1,425,573
Cirrus Logic, Inc. (a)	48	1,765
Cohu, Inc.	25,113	215,972
CSR plc	1,154	22,526
DSP Group, Inc. (a)	46,755	270,244
Entegris, Inc. (a) (b)	231,347	1,862,343
Entropic Communications, Inc. (a)	471,006	2,826,036
Exar Corporation (a)	3,157	23,362
Fairchild Semiconductor International, Inc. (a) (b)	187,576	2,599,803
Freescale Semiconductor Ltd. (a)	342,331	3,652,672
FSI International, Inc. (a)	180,413	653,095
GSI Technology, Inc. (a)	1,759	8,426
GT Advanced Technologies, Inc. (a)	72,188	369,603
Inphi Corporation (a) (b)	49,096	540,056
Integrated Device Technology, Inc. (a) (b)	88,061	443,828
Intermolecular, Inc. (a)	40,317	268,511
IXYS Corporation (a) (b)	168,021	1,697,012
Kulicke & Soffa Industries, Inc. (a) (b)	455,224	5,039,330
Lam Research Corporation (a)	1,635	56,260
LSI Corporation (a)	3,300	22,770
LTX-Credence Corporation (a)	32,977	193,245
MagnaChip Semiconductor Corporation - ADR (a) (b)	130,782	1,331,361
Mattson Technology, Inc. (a) (b)	613,905	540,236
MaxLinear, Inc. - Class A (a)	10,514	49,626
Mellanox Technologies Ltd. (a)	699	73,297
MEMSIC, Inc. (a)	5,200	10,920
Micrel, Inc.	103,091	962,870
Micron Technology, Inc. (a)	1,300	8,073
Microsemi Corporation (a) (b)	55,277	1,070,163
Mindspeed Technologies, Inc. (a) (b)	167,082	394,314
MKS Instruments, Inc.	19,145	505,428
Monolithic Power Systems, Inc. (a)	42,368	821,092
Nova Measuring Instruments Ltd. (a) (b)	135,077	1,102,228
NXP Semiconductors N.V. (a)	3,900	88,101
OmniVision Technologies, Inc. (a)	296,245	4,153,355
ON Semiconductor Corporation (a)	800	5,552
PDF Solutions, Inc. (a)	15,781	146,921
Pericom Semiconductor Corporation (a)	37,443	301,042
Photronics, Inc. (a)	21,311	124,669
Pixelworks, Inc. (a)	1,761	5,195
PMC-Sierra, Inc. (a)	55,751	296,595
Power Integrations, Inc.	29,438	1,037,395
QuickLogic Corporation (a)	86,131	205,853

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Information Technology - 17.1% (Continued)
Semiconductors & Semiconductor Equipment - 3.4% (Continued)
Ramtron International Corporation (a)	2,000	$5,460
RF Micro Devices, Inc. (a)	236,900	919,172
Silicon Image, Inc. (a)	112,585	441,333
Silicon Laboratories, Inc. (a)	11,372	420,195
Spansion, Inc. - Class A (a)	35,800	366,950
Standard Microsystems Corporation (a) (b)	111,683	4,122,220
SunPower Corporation (a) (b)	269,923	1,058,098
Supertex, Inc. (a)	40,723	691,884
Teradyne, Inc. (a)	1,904	28,008
Tower Semiconductor Ltd. (a)	1,732	1,126
Trident Microsystems, Inc. (a)	27,553	10,057
TriQuint Semiconductor, Inc. (a) (b)	944,580	5,327,431
Ultra Clean Holdings, Inc. (a)	98,697	596,130
Ultratech, Inc. (a)	65,050	2,069,241
Vitesse Semiconductor Corporation (a)	2,760	5,796
Volterra Semiconductor Corporation (a)	32,492	746,666
		59,040,739
Software - 2.9%
Actuate Corporation (a)	225,109	1,454,204
Advent Software, Inc. (a)	8,712	198,285
Allot Communications Ltd. (a)	28,187	692,836
ANSYS, Inc. (a)	3,186	191,033
Ariba, Inc. (a)	3,126	138,888
Aspen Technology, Inc. (a) (b)	146,893	3,434,358
AVG Technologies N.V. (a)	95,258	955,438
BMC Software, Inc. (a)	200	7,920
Bottomline Technologies, Inc. (a) (b)	64,404	1,223,032
BSQUARE Corporation (a)	8,717	26,848
CA, Inc.	300	7,221
Cadence Design Systems, Inc. (a)	16,100	196,742
CDC Corporation - Class A (a)	42,312	213,676
ClickSoftware Technologies Ltd. (b)	76,749	577,920
CommVault Systems, Inc. (a) (b)	7,057	342,406
Compuware Corporation (a) (b)	444,068	4,089,866
Concur Technologies, Inc. (a)	2,309	155,950
Datawatch Corporation (a)	370	5,842
Deltek, Inc. (a)	288	3,750
Digimarc Corporation (b)	7,931	192,644
EPIQ Systems, Inc.	42,393	478,617
ePlus, inc. (a)	677	23,004
FactSet Research Systems, Inc.	1,200	111,552
Fair Isaac Corporation	2,804	121,385
FalconStor Software, Inc. (a)	2,723	5,500
Fortinet, Inc. (a)	196	4,706
Guidance Software, Inc. (a)	4,915	48,462
Guidewire Software, Inc. (a)	26,051	668,469
Imperva, Inc. (a)	22,350	590,040
Infoblox, Inc. (a)	45,777	961,775
Informatica Corporation (a)	4,200	123,942
JDA Software Group, Inc. (a)	35,416	1,047,605
Kenexa Corporation (a) (b)	78,777	1,875,680

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Information Technology - 17.1% (Continued)
Software - 2.9% (Continued)
Manhattan Associates, Inc. (a)	9,821	$458,543
Mentor Graphics Corporation (a)	88,071	1,345,725
MICROS Systems, Inc. (a)	6,400	305,536
MicroStrategy, Inc. - Class A (a)	11,102	1,292,939
MIND C.T.I. Ltd.	1,027	1,736
Monotype Imaging Holdings, Inc. (a)	49,642	728,745
Net 1 UEPS Technologies, Inc. (a) (b)	71,878	593,712
NetScout Systems, Inc. (a) (b)	97,602	2,279,983
NetSol Technologies, Inc. (a)	36,006	16,926
NetSuite, Inc. (a)	7,272	402,433
OPNET Technologies, Inc.	196	5,182
Parametric Technology Corporation (a)	11,910	256,541
Pegasystems, Inc.	18,155	504,346
Pervasive Software, Inc. (a)	8,107	54,803
Proofpoint, Inc. (a)	29,355	405,686
PROS Holdings, Inc. (a)	42,002	585,508
Qlik Technologies, Inc. (a)	20,700	414,000
Quest Software, Inc. (a) (b)	150,687	4,210,195
RealPage, Inc. (a)	11,399	253,286
Red Hat, Inc. (a)	100	5,366
Rovi Corporation (a)	96,264	1,288,012
salesforce.com, inc. (a)	100	12,436
Sapiens International Corporation N.V. (a)	505	1,778
SeaChange International, Inc. (a)	117,486	889,369
Smith Micro Software, Inc. (a)	303,458	524,982
SolarWinds, Inc. (a) (b)	79,162	4,226,459
Solera Holdings, Inc. (b)	55,432	2,164,620
Sourcefire, Inc. (a)	35,350	1,804,618
Splunk, Inc. (a)	8,500	249,900
SS&C Technologies Holdings, Inc. (a)	105,324	2,559,373
Tangoe, Inc. (a)	28,299	543,058
TeleCommunication Systems, Inc. (a)	152,401	202,693
TIBCO Software, Inc. (a)	200	5,618
TigerLogic Corporation (a)	100	181
Ultimate Software Group, Inc. (The) (a)	1,914	171,246
VASCO Data Security International, Inc. (a)	43,753	404,715
Verint Systems, Inc. (a)	50,754	1,416,544
VMware, Inc. - Class A (a)	100	9,076
		50,765,465
Materials - 6.4%
Chemicals - 1.5%
A. Schulman, Inc. (b)	3,749	81,953
Agrium, Inc.	100	9,496
Albemarle Corporation	200	11,644
American Vanguard Corporation	4,902	114,658
Arabian American Development Company (a)	66,135	628,282
Balchem Corporation	3,600	119,988
Cabot Corporation (b)	72,051	2,809,989
Calgon Carbon Corporation (a)	23,719	328,271
Chemtura Corporation (a)	4,278	57,839
CVR Partners, L.P.	111	2,866

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Materials - 6.4% (Continued)
Chemicals - 1.5% (Continued)
Cytec Industries, Inc.	1,092	$67,223
Eastman Chemical Company (b)	5,555	290,415
Ecolab, Inc. (b)	3,297	215,789
Flotek Industries, Inc. (a) (b)	132,510	1,294,623
FMC Corporation	200	10,940
Georgia Gulf Corporation	39,644	1,299,530
H.B. Fuller Company	14,172	414,106
Huntsman Corporation (b)	104,684	1,324,253
Innophos Holdings, Inc.	10,003	579,874
Innospec, Inc. (a)	53,896	1,677,244
International Flavors and Fragrances, Inc.	200	11,148
KMG Chemicals, Inc.	261	4,667
Koppers Holdings, Inc. (b)	26,433	870,703
Kraton Performance Polymers, Inc. (a) (b)	64,595	1,512,815
Landec Corporation (a)	58,649	468,605
LSB Industries, Inc. (a) (b)	94,189	3,026,293
Methanex Corporation	300	8,271
Migao Corporation (a)	5,200	14,985
Minerals Technologies, Inc. (b)	8,319	531,917
Mosaic Company (The)	200	11,622
Olin Corporation	40,114	811,907
OMNOVA Solutions, Inc. (a)	133,495	971,844
PolyOne Corporation	117,191	1,726,223
PPG Industries, Inc.	100	10,946
Quaker Chemical Corporation (b)	19,185	849,320
Rentech Nitrogen Partners, L.P. (b)	62,473	1,897,305
Rockwood Holdings, Inc.	100	4,422
RPM International, Inc.	7,000	185,500
Spartech Corporation (a)	3,200	16,288
Stepan Company	5,399	478,675
TOR Minerals International, Inc. (a)	77	1,078
TPC Group, Inc. (a) (b)	25,330	975,205
Tredegar Corporation (b)	24,571	363,896
Tronox Ltd. - Class A	4,000	92,680
Valspar Corporation (The)	97	4,869
W.R. Grace & Company (a)	277	15,523
Westlake Chemical Corporation	3,285	194,998
Zep, Inc.	27,808	424,350
		26,825,038
Construction Materials - 0.1%
CaesarStone Sdot-Yam Ltd. (a)	57,800	678,572
Eagle Materials, Inc.	7,108	247,003
Headwaters, Inc. (a)	183,081	1,144,257
Texas Industries, Inc.	2,156	90,056
Vulcan Materials Company	300	11,622
		2,171,510
Containers & Packaging - 0.4%
AEP Industries, Inc. (a)	23,173	1,088,667
AptarGroup, Inc.	4,900	245,049
Bemis Company, Inc.	1,264	38,868
Boise, Inc.	13,180	97,532

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Materials - 6.4% (Continued)
Containers & Packaging - 0.4% (Continued)
Cascades, Inc.	14,626	$69,419
Crown Holdings, Inc. (a)	900	32,310
Graphic Packaging Holding Company (a)	64,766	362,689
Greif, Inc. - Class A (b)	83,819	3,626,010
Myers Industries, Inc.	4,850	79,734
Owens-Illinois, Inc. (a)	1,706	31,476
Packaging Corporation of America (b)	36,659	1,128,731
Rock-Tenn Company - Class A	2,284	132,974
Sealed Air Corporation	18,289	296,282
Sonoco Products Company (b)	16,473	499,297
UFP Technologies, Inc. (a)	19,216	314,566
		8,043,604
Metals & Mining - 3.8%
Agnico-Eagle Mines Ltd.	2,500	109,575
Alacer Gold Corporation (a)	52,174	309,541
Alexco Resource Corporation (a) (b)	205,909	852,463
Allegheny Technologies, Inc.	155,979	4,684,049
Allied Nevada Gold Corporation (a)	500	12,925
Almaden Minerals Ltd. (a) (b)	147,463	314,096
Augusta Resource Corporation (a)	1,550	2,852
AuRico Gold, Inc. (a)	39,447	256,406
Aurizon Mines Ltd. (a) (b)	364,680	1,622,826
Banro Corporation (a) (b)	86,094	333,184
Barrick Gold Corporation	200	6,576
Brigus Gold Corporation (a) (b)	553,927	443,696
Carpenter Technology Corporation	40,863	1,955,703
CD International Enterprises, Inc. (a)	653	183
Century Aluminum Company (a)	114,113	697,230
Claude Resources, Inc. (a) (b)	147,413	103,160
Cliffs Natural Resources, Inc.	700	28,623
Commercial Metals Company (b)	453,883	5,850,552
Comstock Mining, Inc. (a)	47,353	134,956
Eldorado Gold Corporation	11,200	121,072
Endeavour Silver Corporation (a)	208,656	1,658,815
Energy Fuels, Inc. (a)	370,409	88,380
Entrée Gold, Inc. (a) (b)	47,917	25,923
Exeter Resource Corporation (a) (b)	571,046	765,202
Extorre Gold Mines Ltd. (a)	248,548	1,031,474
First Majestic Silver Corporation (a)	500	8,085
Fortuna Silver Mines, Inc. (a) (b)	341,214	1,276,140
Franco-Nevada Corporation	774	37,810
Globe Specialty Metals, Inc.	25,339	317,498
Gold Reserve, Inc. (a)	78,562	262,397
Gold Resource Corporation	100	1,793
Goldcorp, Inc.	200	7,208
Golden Star Resources Ltd. (a)	78,082	91,159
Great Panther Silver Ltd. (a) (b)	876,802	1,455,491
Handy & Harman Ltd. (a)	587	7,860
Harry Winston Diamond Corporation (a) (b)	186,173	2,423,972
Haynes International, Inc.	12,914	622,326
Hecla Mining Company	272,116	1,224,522

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Materials - 6.4% (Continued)
Metals & Mining - 3.8% (Continued)
High River Gold Mines Ltd. (a)	86,956	$123,122
IAMGOLD Corporation	600	6,684
International Tower Hill Mines Ltd. (a) (b)	250,913	657,392
Keegan Resources, Inc. (a) (b)	387,075	1,196,062
Kinross Gold Corporation	17,400	144,594
MAG Silver Corporation (a) (b)	73,308	672,967
Metals USA Holdings Corporation (a) (b)	128,083	2,083,910
Minco Gold Corporation (a)	65,093	25,386
Mines Management, Inc. (a)	39,697	49,621
Nevsun Resources Ltd. (b)	650,955	2,265,323
New Gold, Inc. (a)	32,000	323,200
Noranda Aluminum Holding Corporation (b)	310,846	1,936,571
Northern Dynasty Minerals Ltd. (a) (b)	127,749	302,765
NovaCopper, Inc. (a)	129,207	226,112
NovaGold Resources, Inc. (a)	46,004	182,636
OceanaGold Corporation (a)	27,364	57,572
Pan American Silver Corporation	10,556	157,707
Paramount Gold and Silver Corporation (a)	8	18
Platinum Group Metals Ltd. (a)	121,554	105,144
Pretium Resources, Inc. (a)	12,140	178,094
Primero Mining Corporation (a)	24,835	85,539
Qiao Xing Universal Resources, Inc. (a)	3,200	259
Quest Rare Minerals Ltd. (a)	126,217	161,558
Reliance Steel & Aluminum Company	400	20,592
Revett Minerals, Inc. (a)	600	1,902
Richmont Mines, Inc. (a) (b)	252,049	887,212
Rio Alto Mining Ltd. (a)	72,289	317,876
Royal Gold, Inc.	498	37,689
Rubicon Minerals Corporation (a) (b)	979,741	3,066,589
Schnitzer Steel Industries, Inc. - Class A (b)	137,385	3,944,323
SEMAFO, Inc.	49,672	156,511
Sherritt International Corporation	8,850	39,357
Silver Bull Resources, Inc. (a)	200	90
Silver Standard Resources, Inc. (a)	86,278	1,103,496
Silver Wheaton Corporation	200	5,508
Silvercorp Metals, Inc.	153,987	820,751
Steel Dynamics, Inc. (b)	148,345	1,912,167
Stillwater Mining Company (a)	89,000	790,320
SunCoke Energy, Inc. (a)	156,938	2,511,008
Tahoe Resources, Inc. (a)	49,596	754,851
Talison Lithium Ltd. (a)	1,700	6,645
Taseko Mines Ltd. (a) (b)	642,092	1,606,546
Thompson Creek Metals Company, Inc. (a)	110,828	311,427
Timmins Gold Corporation (a)	114,667	203,519
Titanium Metals Corporation	271	3,160
U.S. Energy Corporation (a)	679	1,569
United States Antimony Corporation (a)	2,300	6,486
United States Steel Corporation	237,844	4,911,479
Universal Stainless & Alloy Products, Inc. (a) (b)	6,311	215,331
Worthington Industries, Inc.	99,489	2,158,911

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Materials - 6.4% (Continued)
Metals & Mining - 3.8% (Continued)
Yamana Gold, Inc.	500	$7,405
		65,890,679
Paper & Forest Products - 0.6%
Buckeye Technologies, Inc. (b)	42,379	1,276,455
Clearwater Paper Corporation (a) (b)	36,714	1,293,801
Domtar Corporation	24,308	1,795,833
Fortress Papter Ltd. - Class A (a)	5,098	72,336
KapStone Paper and Packaging Corporation (a) (b)	87,317	1,467,799
MeadWestvaco Corporation	3,300	93,720
Mercer International, Inc. (a)	77,018	403,574
Schweitzer-Mauduit International, Inc. (b)	35,857	2,441,862
Verso Paper Corporation (a)	8,322	10,985
Wausau Paper Corporation	66,683	566,139
West Fraser Timber Company Ltd.	8,119	429,877
		9,852,381
Telecommunication Services - 1.6%
Diversified Telecommunication Services - 0.5%
Atlantic Tele-Network, Inc.	13,402	468,534
BCE, Inc.	1,000	42,540
CenturyLink, Inc.	16	665
Consolidated Communications Holdings, Inc.	26,254	416,389
General Communication, Inc. - Class A (a) (b)	57,092	538,949
Hawaiian Telcom Holdco, Inc. (a)	234	4,212
HickoryTech Corporation	768	8,195
IDT Corporation - Class B (b)	150,768	1,525,772
inContact, Inc. (a)	15,470	79,516
Level 3 Communications, Inc. (a)	431	8,305
Lumos Networks Corporation (b)	23,014	206,205
Neutral Tandem, Inc. (a)	44,232	604,209
Otelco, Inc.	12,814	91,876
Premiere Global Services, Inc. (a) (b)	152,546	1,397,321
Primus Telecommunications Group, Inc.	23,100	365,673
TELUS Corporation - Non-Voting Shares	10,100	619,130
tw telecom, inc. (a)	18,640	468,423
Vonage Holdings Corporation (a) (b)	1,628,049	2,914,208
		9,760,122
Wireless Telecommunication Services - 1.1%
Boingo Wireless, Inc. (a)	17,577	150,986
Cellcom Israel Ltd. (b)	397,748	2,310,916
Clearwire Corporation - Class A (a) (b)	1,476,341	1,683,029
MetroPCS Communications, Inc. (a) (b)	508,932	4,458,244
NTELOS Holdings Corporation (b)	156,415	3,315,998
Rogers Communications, Inc. - Class B	200	7,842
Shenandoah Telecommunications Company	53,049	835,522
Sprint Nextel Corporation (a)	8,400	36,624
Telephone and Data Systems, Inc. (b)	222,603	5,393,670
United States Cellular Corporation (a)	8,224	338,171
USA Mobility, Inc.	8,420	93,799
		18,624,801

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Utilities - 1.3%
Electric Utilities - 0.6%
ALLETE, Inc. (b)	12,774	$529,610
Brookfield Infrastructure Partners, L.P.	8,723	290,214
Cleco Corporation	4,199	183,748
Duke Energy Corporation	174	11,794
El Paso Electric Company (b)	69,032	2,336,733
Entergy Corporation	200	14,534
Great Plains Energy, Inc.	6,376	141,420
Hawaiian Electric Industries, Inc.	39,706	1,131,224
IDACORP, Inc. (b)	26,975	1,138,345
ITC Holdings Corporation	3,270	242,601
Northeast Utilities	460	18,345
OGE Energy Corporation	14,372	763,297
Pepco Holdings, Inc.	2,801	55,908
Pinnacle West Capital Corporation	2,400	128,496
PNM Resources, Inc.	44,203	919,423
Portland General Electric Company	3,804	103,583
UIL Holdings Corporation	16,100	596,344
Unitil Corporation	15,843	420,790
UNS Energy Corporation (b)	48,444	1,971,671
Westar Energy, Inc.	2,990	91,374
Xcel Energy, Inc.	2,200	64,460
		11,153,914
Gas Utilities - 0.1%
AGL Resources, Inc.	913	36,976
AmeriGas Partners, L.P.	1,000	42,190
Atmos Energy Corporation	3,761	134,832
Chesapeake Utilities Corporation	7,225	330,472
Delta Natural Gas Company, Inc.	671	13,621
National Fuel Gas Company	3,100	151,714
ONEOK, Inc.	2,000	89,020
Questar Corporation	1,065	21,673
South Jersey Industries, Inc.	6,907	365,104
Southwest Gas Corporation	7,938	354,511
Star Gas Partners, L.P.	13,844	58,975
WGL Holdings, Inc.	130	5,259
		1,604,347
Independent Power Producers & Energy Traders - 0.2%
AES Corporation (The) (a)	156,006	1,881,432
American DG Energy, Inc. (a)	200	398
Atlantic Power Corporation	10,371	142,913
Calpine Corporation (a)	1,300	22,217
Genie Energy Ltd. - Class B (b)	68,918	486,561
GenOn Energy, Inc. (a)	246,634	586,989
Ormat Technologies, Inc.	99	1,782
Synthesis Energy Systems, Inc. (a) (b)	392,722	431,994
		3,554,286
Multi-Utilities - 0.2%
Alliant Energy Corporation	810	37,835
Ameren Corporation	4,929	168,621
Avista Corporation	18,758	519,221
Black Hills Corporation	2,802	89,244

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Value
Utilities - 1.3% (Continued)
Multi-Utilities - 0.2% (Continued)
CenterPoint Energy, Inc.	600	$12,636
CMS Energy Corporation	2,926	72,155
Consolidated Edison, Inc.	200	12,900
Integrys Energy Group, Inc.	200	12,108
MDU Resources Group, Inc.	9,225	206,548
NorthWestern Corporation (b)	18,296	675,671
PG&E Corporation	200	9,232
SCANA Corporation	200	9,834
TECO Energy, Inc.	547	9,950
Vectren Corporation (b)	45,267	1,351,220
Wisconsin Energy Corporation	2,509	102,217
		3,289,392
Water Utilities - 0.2%
American States Water Company (b)	13,911	565,482
American Water Works Company, Inc.	200	7,250
Aqua America, Inc.	9,056	232,196
Artesian Resources Corporation - Class A	574	12,352
California Water Service Group (b)	105,413	1,946,978
Cascal N.V. (a) (d)	10,545	65,379
Connecticut Water Service, Inc.	65	1,965
Consolidated Water Company Ltd.	12,969	106,346
Middlesex Water Company	105	1,964
SJW Corporation	300	6,999
Tri-Tech Holding, Inc. (a) (b)	8,574	34,210
York Water Company (The)	3,510	63,285
		3,044,406

Total Common Stocks (Cost $1,552,966,553)		$1,607,278,584

OTHER INVESTMENTS - 3.9%	Shares	Value
Aberdeen Emerging Markets Telecommunications and Infrastructure Fund, Inc.	4,878	$94,389
Aberdeen Indonesia Fund, Inc.	24,142	318,192
Aberdeen Israel Fund, Inc.	5,103	61,287
Aberdeen Latin America Equity Fund, Inc.	6,860	226,792
Adams Express Company (The)	69,961	755,579
Advent/Claymore Convertible Securities & Income Fund	3,743	58,391
Advent/Claymore Enhanced Growth & Income Fund	19,400	182,360
AGIC Equity & Convertible Income Fund	3,627	61,623
AGIC Global Equity & Convertible Income Fund	7,669	100,234
Alpine Global Premier Properties Fund	208,530	1,372,127
Alpine Total Dynamic Dividend Fund	377,704	1,605,242
American Strategic Income Portfolio, Inc. II	30,742	270,837
American Strategic Income Portfolio, Inc. III	29,035	206,439
ASA Gold and Precious Metals Ltd.	4,200	92,610
Asia Pacific Fund, Inc. (The) (a)	4,000	38,360
Bancroft Fund Ltd.	8,425	137,833
BlackRock Credit Allocation Income Trust I, Inc.	10,499	108,875
BlackRock Credit Allocation Income Trust II, Inc.	1,828	20,364
BlackRock Credit Allocation Income Trust III	12,273	144,330

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

OTHER INVESTMENTS - 3.9% (Continued)	Shares	Value
BlackRock Energy and Resources Trust	4	$95
BlackRock Enhanced Equity Dividend Trust	191,149	1,406,857
BlackRock Enhanced Government Fund, Inc.	194	2,962
BlackRock Florida Municipal 2020 Term Trust	6,551	102,196
BlackRock International Growth & Income Trust	7,657	55,054
BlackRock Muni New York Intermediate Duration Fund, Inc.	3,006	47,495
BlackRock MuniAssets Fund, Inc.	1,100	15,202
BlackRock Municipal Bond Investment Trust	3,600	60,660
BlackRock Municipal Income Quality Trust	20,699	337,187
BlackRock MuniHoldings California Quality Fund, Inc.	121	1,980
BlackRock MuniHoldings New Jersey Quality Fund, Inc.	14,390	230,959
BlackRock MuniYield Investment Quality Fund	9,300	143,871
BlackRock MuniYield Michigan Quality Fund II, Inc.	13,198	191,635
BlackRock MuniYield Michigan Quality Fund, Inc.	1,249	20,046
BlackRock MuniYield New Jersey Quality Fund, Inc.	6,174	100,698
BlackRock MuniYield Pennsylvania Quality Fund	9,492	151,682
BlackRock New York Municipal Bond Trust	1,829	30,636
BlackRock Resources & Commodities Strategy Trust	24,894	339,554
BlackRock Utility and Infrastructure Trust	300	5,922
Boulder Growth & Income Fund, Inc.	78,028	486,895
Boulder Total Return Fund, Inc. (a)	12,720	217,258
Calamos Global Dynamic Income Fund	176,855	1,451,980
CBRE Clarion Global Real Estate Income Fund	6,316	52,739
Central Europe & Russia Fund, Inc. (The)	7,922	246,295
Central Securities Corporation	15,058	298,299
China Fund, Inc. (The)	57,818	1,254,072
Clough Global Allocation Fund	16,728	219,304
Clough Global Equity Fund	33,778	413,781
Cohen & Steers Closed-End Opportunity Fund, Inc.	30,263	375,564
Cohen & Steers Dividend Majors Fund, Inc.	37,565	526,286
Cohen & Steers Infrastructure Fund, Inc.	17,674	315,834
Cohen & Steers REIT & Preferred Income Fund, Inc.	2,095	35,678
Cutwater Select Income Fund	6,155	120,093
Delaware Investments Colorado Municipal Income Fund, Inc.	412	6,464
Delaware Investments National Municipal Income Fund	8,218	114,312
Diamond Hill Financial Trends Fund, Inc.	1,654	16,672
Dividend and Income Fund, Inc.	88,180	305,103
Dow 30 Enhanced Premium & Income Fund, Inc.	8,087	89,280
Dow 30 Premium & Dividend Income Fund, Inc.	100	1,370
Duff & Phelps Global Utility Income Fund, Inc.	23,308	433,529
DWS Global High Income Fund, Inc.	6,369	53,945
Eagle Capital Growth Fund, Inc.	2,929	18,746
Eaton Vance California Municipal Bond Fund	5,757	72,538
Eaton Vance California Municipal Bond Fund II	300	3,978
Eaton Vance California Municipal Income Trust	3	43
Eaton Vance Enhanced Equity Income Fund	108,677	1,159,584
Eaton Vance Enhanced Equity Income Fund II	112,219	1,188,399
Eaton Vance Massachusetts Municipal Income Fund	500	7,890
Eaton Vance Michigan Municipal Income Trust	2,702	37,288
Eaton Vance Municipal Bond Fund II	5,256	71,955
Eaton Vance National Municipal Opportunities Trust	5,501	123,773
Eaton Vance New York Municipal Bond Fund	6,414	92,105
Eaton Vance New York Municipal Bond Fund 2	870	12,345

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

OTHER INVESTMENTS - 3.9% (Continued)	Shares	Value
Eaton Vance Ohio Municipal Income Trust	1,639	$25,077
Eaton Vance Pennsylvania Municipal Income Trust	205	2,962
Eaton Vance Tax-Advantaged Bond and Options Strategies Fund	29,010	514,928
Eaton Vance Tax-Advantaged Dividend Income Fund	39,353	649,718
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	12,339	232,097
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	85,828	1,090,874
Eaton Vance Tax-Managed Diversified Equity Income Fund	173,066	1,602,591
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund (b)	150,594	1,594,790
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	188,346	1,606,591
Ellsworth Fund Ltd.	21,180	151,225
Engex, Inc. (a)	633	1,298
European Equity Fund, Inc. (The)	1,700	10,523
Federated Enhanced Treasury Income Fund	20,196	286,581
First Opportunity Fund, Inc. (a)	29,077	205,574
First Trust Active Dividend Income Fund (The)	5,570	43,335
First Trust Energy Infrastructure Fund	3,100	67,642
First Trust Enhanced Equity Income Fund	37,135	440,792
First Trust Specialty Finance & Finance Opportunities Fund	10,129	75,765
First Trust/Aberdeen Emerging Opportunity Fund	1,450	29,160
Franklin Universal Trust	1,200	8,844
Gabelli Convertible and Income Securities Fund, Inc. (The)	2,079	11,518
Gabelli Dividend & Income Trust	370	6,016
Gabelli Healthcare & WellnessRx Trust (The)	8,024	67,482
GDL Fund (The)	28,485	338,402
General American Investors Company, Inc.	23,471	648,973
Global High Income Fund, Inc.	3,904	48,839
Global Income & Currency Fund, Inc.	2,640	35,587
Greater China Fund, Inc.	4,299	45,569
Guggenheim Enhanced Equity Income Fund	11,786	107,488
Guggenheim Enhanced Equity Strategy Fund	2,100	36,645
H&Q Healthcare Investors	32,999	560,983
Helios Advantage Income Fund, Inc.	1	2
Helios Multi-Sector High Income Fund, Inc.	1	1
Helios Strategic Income Fund, Inc.	3,015	18,753
Herzfeld Caribbean Basin Fund, Inc. (a)	13,335	92,678
ING Emerging Markets High Dividend Equity Fund	13,370	185,709
ING Global Advantage and Premium Opportunity Fund	850	9,529
ING Risk Managed Natural Resources Fund	37,304	405,121
Invesco California Municipal Income Trust	8,220	132,917
Invesco California Municipal Securities	3,400	53,278
Invesco Municipal Income Opportunities Trust II	3,012	24,457
Invesco Value Municipal Bond Trust	3,053	48,512
Invesco Value Municipal Income Trust	9,387	158,171
Japan Equity Fund, Inc. (The)	9,269	46,716
Japan Smaller Capitalization Fund, Inc.	20,300	146,363
John Hancock Bank & Thrift Opportunity Fund	16,522	271,291
John Hancock Hedged Equity & Income Fund	272	4,371
John Hancock Tax-Advantaged Dividend Income Fund	18,897	355,075
Kayne Anderson Midstream/Energy Fund, Inc.	35,780	995,400

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

OTHER INVESTMENTS - 3.9% (Continued)	Shares	Value
Latin American Discovery Fund, Inc.	13,218	$189,678
Lazard Global Total Return & Income Fund, Inc.	12,744	183,896
Lazard World Dividend & Income Fund, Inc.	10,673	123,807
Liberty All-Star Equity Fund	113,294	522,285
Liberty All-Star Growth Fund, Inc.	78,886	308,444
Macquarie Global Infrastructure Total Return Fund, Inc.	8,077	149,021
Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund	1,100	16,973
Madison Strategic Sector Premium Fund	4,533	50,679
Madison/Claymore Covered Call & Equity Strategy Fund	3,640	28,428
Mexico Equity and Income Fund, Inc. (The) (a)	6,649	80,519
Mexico Fund, Inc. (The)	1,875	47,306
Morgan Stanley Asia-Pacific Fund, Inc. (a)	15,400	207,438
Morgan Stanley China A Share Fund, Inc. (a)	32,248	587,559
Morgan Stanley Eastern Europe Fund, Inc. (a)	10,905	161,176
Morgan Stanley Emerging Markets Fund, Inc. (a)	24,985	349,040
New Ireland Fund, Inc. (The)	19,000	140,030
NexPoint Credit Strategies Fund	34,559	217,031
Nuveen AMT-Free Municipal Income Fund	1	15
Nuveen Build America Bond Opportunity Fund	14,484	322,559
Nuveen Build America Bond Term Fund	34,415	748,526
Nuveen California AMT-Free Municipal Income Fund	8,339	130,505
Nuveen California Dividend Advantage Municipal Fund	35,166	543,666
Nuveen California Dividend Advantage Municipal Fund 2	4,200	67,410
Nuveen California Investment Quality Municipal Fund, Inc.	1,168	18,863
Nuveen California Municipal Market Opportunity Fund	669	10,865
Nuveen California Municipal Value Fund 2	2,987	50,032
Nuveen California Premium Income Municipal Fund	3,032	46,723
Nuveen California Select Tax-Free Income Portfolio	10,035	155,442
Nuveen Connecticut Premium Income Municipal Fund	13,511	195,910
Nuveen Core Equity Alpha Fund	21,400	289,970
Nuveen Dividend Advantage Municipal Fund	5,203	81,895
Nuveen Dividend Advantage Municipal Income Fund	28,890	452,995
Nuveen Enhanced Municipal Value Fund	13,121	208,886
Nuveen Equity Premium Advantage Fund	28,991	355,720
Nuveen Equity Premium and Growth Fund	16,211	212,040
Nuveen Equity Premium Income Fund	4,700	57,622
Nuveen Equity Premium Opportunity Fund	17,953	218,488
Nuveen Georgia Dividend Advantage Municipal Fund 2	8,549	124,559
Nuveen Global Government Enhanced Income Fund	100	1,461
Nuveen Insured Massachusetts Tax Free Advantage Municipal Fund	1,793	26,429
Nuveen Massachusetts Premium Income Municipal Fund	1,625	25,236
Nuveen Michigan Dividend Advantage Municipal Fund	2,000	29,280
Nuveen Michigan Premium Income Municipal Fund, Inc.	10,476	158,188
Nuveen Michigan Quality Income Municipal Fund, Inc.	11,695	183,144
Nuveen Multi-Currency Short-Term Government Income Fund	103,196	1,293,046
Nuveen Multi-Strategy Income and Growth Fund	300	2,817
Nuveen Municipal Advantage Fund	22,659	348,949
Nuveen Municipal Market Opportunity Fund	36,075	530,303
Nuveen Municipal Opportunity Fund, Inc.	44,757	689,705
Nuveen Municipal Value Fund	88,700	922,480
Nuveen New Jersey Dividend Advantage Municipal Fund	1,500	23,700

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

OTHER INVESTMENTS - 3.9% (Continued)	Shares	Value
Nuveen New Jersey Investment Quality Municipal Fund, Inc.	8,130	$128,291
Nuveen New Jersey Municipal Value Fund	1,650	28,182
Nuveen New Jersey Premium Income Municipal Fund, Inc.	10,179	165,307
Nuveen New York AMT-Free Municipal Income Fund	100	1,520
Nuveen New York Dividend Advantage Municipal Fund	5,500	85,250
Nuveen New York Dividend Advantage Municipal Income Fund, Inc.	5,000	77,800
Nuveen New York Investment Quality Municipal Fund	20,171	314,466
Nuveen New York Municipal Value Fund 2	2,000	32,200
Nuveen New York Premium Income Municipal Fund, Inc.	4,900	80,164
Nuveen New York Quality Income Municipal Fund, Inc.	19,580	305,448
Nuveen New York Select Quality Municipal Fund, Inc.	18,241	290,032
Nuveen New York Select Tax-Free Income Portfolio	5,321	79,549
Nuveen North Carolina Premium Income Municipal Fund	13,410	205,307
Nuveen Ohio Dividend Advantage Municipal Fund	3,306	52,499
Nuveen Ohio Dividend Advantage Municipal Fund 3	698	11,098
Nuveen Pennsylvania Dividend Advantage Municipal Fund	2,459	37,229
Nuveen Pennsylvania Dividend Advantage Municipal Fund 2	1,850	28,361
Nuveen Pennsylvania Investment Quality Municipal Fund	7,022	113,686
Nuveen Pennsylvania Municipal Value Fund	2,432	38,450
Nuveen Pennsylvania Premium Income Municipal Fund 2	4,144	62,657
Nuveen Performance Plus Municipal Fund	66,080	1,089,659
Nuveen Premier Municipal Income Fund, Inc.	33,457	508,881
Nuveen Premier Municipal Opportunity Fund, Inc.	5,390	86,779
Nuveen Premium Income Municipal Fund	74,769	1,131,255
Nuveen Premium Income Municipal Fund 2	76,723	1,209,157
Nuveen Premium Income Municipal Opportunity Fund	10,500	153,825
Nuveen Quality Income Municipal Fund	43,343	691,754
Nuveen Quality Municipal Fund, Inc.	30,916	472,396
Nuveen Tax-Advantaged Total Return Strategy Fund	3,200	32,448
Petroleum & Resources Corporation	26,877	667,087
Reaves Utility Income Fund (The)	28,912	754,603
RMR Real Estate Income Fund	38,987	691,631
Royce Focus Trust, Inc.	14,385	91,201
Royce Micro-Cap Trust, Inc.	39,971	349,347
Royce Value Trust, Inc.	115,096	1,420,285
Salient MLP & Energy Infrastructure Fund	437	11,231
Singapore Fund, Inc. (The)	8,100	109,269
Source Capital, Inc.	4,066	201,877
SPDR Morgan Stanley Technology ETF	12	776
Special Opportunities Fund, Inc.	14,276	216,424
Strategic Global Income Fund, Inc.	9,643	103,180
Swiss Helvetia Fund, Inc. (The)	18,100	186,792
Taiwan Fund, Inc. (The) (a)	52,190	784,416
TCW Strategic Income Fund, Inc.	2,700	14,337
Templeton Dragon Fund, Inc.	31,800	814,080
Templeton Emerging Markets Fund	15,474	266,772
Templeton Russia & East European Fund, Inc. (a)	6,165	86,433
Thai Capital Fund, Inc. (The) (a)	900	9,567
Thai Fund, Inc. (The)	19,372	306,271
Tortoise Pipeline & Energy Fund, Inc.	6,299	154,640
Tortoise Power and Energy Infrastructure Fund, Inc.	3,283	84,110
Tri-Continental Corporation	35,567	559,113

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

OTHER INVESTMENTS - 3.9% (Continued)	Shares	Value
Turkish Investment Fund, Inc. (The)	13,833	$199,057
VelocityShares Daily Inverse VIX Short-Term ETN (a)	518,600	6,207,642
Virtus Total Return Fund	54,860	204,628
Wells Fargo Advantage Global Dividend Opportunity Fund	15,706	125,177
Western Asset Inflation Management Fund, Inc.	3,000	55,470
Western Asset Variable Rate Strategic Fund, Inc.	918	15,679
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	276	3,685
Western Asset/Claymore Inflation-Linked Securities & Income Fund	25,922	341,911
WisdomTree Earnings 500 Fund	35	1,674
Zweig Fund, Inc. (The)	60,143	724,723
Zweig Total Return Fund, Inc. (The)	84,922	1,056,430
Total Other Investments (Cost $65,882,738)		$68,644,072

CORPORATE BONDS - 0.0% (c)	Par Value	Value
Financials - 0.0% (c)
GAMCO Investors, Inc., 0.00%, due 12/31/2015 (Cost $0)	$3,100	$2,722

MONEY MARKET FUNDS - 1.6%	Shares	Value
UMB Money Market Fiduciary, 0.01% (e) (Cost $28,495,446)	28,495,446	$28,495,446

Total Investments at Value - 97.2% (Cost $1,647,344,737)		$1,704,420,824

Other Assets in Excess of Liabilities - 2.8%		48,226,547	(f)

Net Assets - 100.0%		$1,752,647,371

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	All or a portion of the shares have been committed as collateral for open short positions.
(c)	Percentage rounds to less than 0.1%.
(d)	Securities fair valued under supervision of the Board of Trustees totaled $194,423 at July 31, 2012, representing 0.0% (c) of net assets (Note 1).
(e)	Variable rate security. The rate shown is the 7-day effective yield as of July 31, 2012.
(f)	Includes cash held as margin deposits for open short positions.

See accompanying notes to Schedules of Investments.

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
July 31, 2012 (Unaudited)

COMMON STOCKS - 62.3%	Shares	Value
Consumer Discretionary - 10.0%
Auto Components - 0.2%
American Axle & Manufacturing Holdings, Inc.	121,885	$1,315,139
China Automotive Systems, Inc.	127,163	467,960
China XD Plastics Company Ltd.	99,048	440,764
Gentex Corporation	4,400	70,444
Martinera International, Inc.	36,276	296,606
Quantum Fuel Systems Technologies Worldwide, Inc.	626,114	524,371
SORL Auto Parts, Inc.	21,635	44,784
Tenneco Automotive, Inc.	29,832	873,779
Visteon Corporation	98	3,178
Wonder Auto Technology, Inc.	17,927	12,190
		4,049,215
Automobiles - 0.2%
Kandi Technologies Corporation	103,588	422,639
Tesla Motors, Inc.	79,150	2,170,293
Winnebago Industries, Inc.	3,300	33,429
		2,626,361
Distributors - 0.0% (a)
China Metro-Rural Holdings Ltd.	100	106
Pool Corporation	228	8,404
Weyco Group, Inc.	121	2,880
		11,390
Diversified Consumer Services - 1.4%
American Public Education, Inc.	57,902	1,453,919
Bridgepoint Education, Inc.	18,722	170,370
Carriage Services, Inc.	400	3,232
ChinaCast Education Corporation	280,803	165,674
Corinthian Colleges, Inc.	141,109	285,040
CPI Corporation	4,036	815
DeVry, Inc.	3,435	67,429
Education Management Corporation	87,982	330,812
H&R Block, Inc.	816	13,162
ITT Educational Services, Inc.	159,525	6,192,761
K12, Inc.	117,718	2,128,342
Regis Corporation	127,867	2,163,510
School Specialty, Inc.	53,468	179,653
Service Corporation International	32,832	421,891
Sotheby's	152,168	4,466,131
Stewart Enterprises, Inc. - Class A	485,383	3,315,166
Strayer Education, Inc.	29,793	2,164,759
		23,522,666
Hotels, Restaurants & Leisure - 0.2%
Bally Technologies, Inc.	230	10,053
Boston Pizza Royalties Income Fund	1,851	33,683
Buffalo Wild Wings, Inc.	1	73
Caribou Coffee Company, Inc.	12,192	138,623
Choice Hotels International, Inc.	4,776	191,422
DineEquity, Inc.	33	1,759
Kona Grill, Inc.	324	2,673
MTR Gaming Group, Inc.	487	1,753
PokerTek, Inc.	520	406

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.3% (Continued)	Shares	Value
Consumer Discretionary - 10.0% (Continued)
Hotels, Restaurants & Leisure - 0.2% (Continued)
Red Lion Hotels Corporation	200	$1,496
Red Robin Gourmet Burgers, Inc.	7,700	229,845
Royal Caribbean Cruises Ltd.	100	2,498
Ruth's Hospitality Group, Inc.	282,719	1,899,872
Shuffle Master, Inc.	4	58
Star Buffet, Inc. (b)	600	756
Texas Roadhouse, Inc.	500	8,655
Universal Travel Group	238,516	143,110
WMS Industries, Inc.	172	3,160
		2,669,895
Household Durables - 1.2%
American Greetings Corporation - Class A	32,186	427,752
Beazer Homes USA, Inc.	327	759
Cavco Industries, Inc.	1,505	72,029
Comstock Homebuilding Companies, Inc. - Class A	34,133	41,301
Deer Consumer Products, Inc.	52,400	129,428
Dorel Industries, Inc. - Class B	3,875	107,801
Ethan Allen Interiors, Inc.	238,793	4,926,300
Flexsteel Industries, Inc.	500	10,695
Furniture Brands International, Inc.	1,958	2,154
Garmin Ltd.	6	232
Hovnanian Enterprises, Inc. - Class A	564,807	1,310,352
iRobot Corporation	11,281	256,755
KB Home	157,603	1,456,252
Leggett & Platt, Inc.	300	6,954
Location Based Technologies, Inc.	100,364	28,403
Mad Catz Interactive, Inc.	519,541	324,713
MDC Holdings, Inc.	13,400	426,924
Meritage Homes Corporation	98,270	3,449,277
Ryland Group, Inc. (The)	48,600	1,160,568
Sealy Corporation	295,019	492,682
Skullcandy, Inc.	237,766	3,426,208
SodaStream International Ltd.	61,217	2,388,075
Standard Pacific Corporation	19,676	111,563
Tempur-Pedic International, Inc.	200	5,698
ZAGG, Inc.	70,033	777,366
		21,340,241
Internet & Catalog Retail - 1.0%
Blue Nile, Inc.	224,708	5,770,502
E-Commerce China Dangdang, Inc. - ADR	101,420	511,157
Gaiam, Inc. - Class A	519	1,780
Groupon, Inc.	84,987	566,013
HomeAway, Inc.	47,789	1,097,235
Liberty Interactive Corporation - Series A	273	5,113
NutriSystem, Inc.	142,830	1,497,573
Overstock.com, Inc.	231,159	1,858,518
PetMed Express, Inc.	238,633	2,319,513
Shutterfly, Inc.	136,135	4,469,312
Vitacost.com, Inc.	4,578	30,215
		18,126,931

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.3% (Continued)	Shares	Value
Consumer Discretionary - 10.0% (Continued)
Leisure Equipment & Products - 0.5%
Arctic Cat, Inc.	12,717	$559,548
Black Diamond, Inc.	11,956	117,647
Callaway Golf Company	430,559	2,363,769
Eastman Kodak Company	1,625,020	536,257
JAKKS Pacific, Inc.	126,921	2,033,274
Nautilus, Inc.	2,402	7,686
Polaris Industries, Inc.	200	15,032
Smith & Wesson Holding Corporation	11,032	111,423
Sturm Ruger & Company, Inc.	72,322	3,574,877
Summer Infant, Inc.	307	973
		9,320,486
Media - 1.3%
A.H. Belo Corporation	1,836	7,601
Atrinsic, Inc.	87,591	657
Cablevision Systems Corporation	41,800	641,212
Central European Media Enterprises Ltd.	143,119	721,320
China MediaExpress Holdings, Inc.	146,250	14,625
China Yida Holding Company	5,003	3,552
Cumulus Media, Inc. - Class A	85,772	216,145
Dex One Corporation	541,399	595,539
Dial Global, Inc.	1,286	3,549
Digital Domain Media Group, Inc.	74,139	314,349
Digital Generation, Inc.	194	2,068
DreamWorks Animation SKG, Inc. - Class A	43,269	830,765
Entercom Communications Corporation - Class A	100,396	546,154
Lee Enterprises, Inc.	319,702	399,627
Lions Gate Entertainment Corporation	391,422	5,264,626
LodgeNet Interactive Corporation	8,900	5,340
Martha Stewart Living Omnimedia, Inc. - Class A	12,395	40,284
McClatchy Company (The) - Class A	753,073	1,212,447
Media General, Inc. - Class A	197,586	966,196
Meredith Corporation	134,995	4,460,235
Morningstar, Inc.	5,918	343,658
National CineMedia, Inc.	18,170	256,924
Pandora Media, Inc.	142,639	1,407,847
Radio One, Inc. - Class D	4,231	3,512
ReachLocal, Inc.	651	7,630
Regal Entertainment Group - Class A	48,500	670,270
Scholastic Corporation	24,978	752,587
SearchMedia Holdings Ltd.	1,000	1,240
SPAR Group, Inc.	500	545
SuperMedia, Inc.	61,152	140,650
Valassis Communications, Inc.	85,249	1,922,365
World Wrestling Entertainment, Inc. - Class A	79,120	613,180
		22,366,699
Multiline Retail - 0.6%
Big Lots, Inc.	3,565	144,418
Bon-Ton Stores, Inc. (The)	137,071	904,669
Fred's, Inc. - Class A	270,943	3,847,391
Saks, Inc.	76,170	794,453
Sears Holdings Corporation	82,507	4,083,271

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.3% (Continued)	Shares	Value
Consumer Discretionary - 10.0% (Continued)
Multiline Retail - 0.6% (Continued)
Tuesday Morning Corporation	46,123	$233,382
		10,007,584
Specialty Retail - 2.8%
Abercrombie & Fitch Company - Class A	167,548	5,663,122
America's Car-Mart, Inc.	100	4,588
ANN, Inc.	8,352	226,172
Asbury Automotive Group, Inc.	68,830	1,800,593
AutoChina International Ltd. (b)	156	2,340
Barnes & Noble, Inc.	420,101	5,574,740
Books-A-Million, Inc.	9,000	21,240
Buckle, Inc. (The)	35,985	1,391,540
Cache, Inc.	167	584
Casual Male Retail Group, Inc.	2,281	8,668
Children's Place Retail Stores, Inc. (The)	13,995	710,946
China Auto Logistics, Inc.	2,600	780
Conn's, Inc.	31,327	559,187
Francesca's Holdings Corporation	16,710	524,861
GameStop Corporation - Class A	309,609	4,959,936
Group 1 Automotive, Inc.	21,457	1,153,314
Guess?, Inc.	5,400	162,540
Hastings Entertainment, Inc.	700	1,351
hhgregg, Inc.	275,723	1,896,974
Hibbett Sports, Inc.	9,624	584,850
Jos. A. Bank Clothiers, Inc.	137,649	5,817,047
Lithia Motors, Inc.	101,414	2,825,394
Lumber Liquidators Holdings, Inc.	74,933	3,168,917
Mattress Firm Holding Corporation	4,356	127,021
Monro Muffler Brake, Inc.	32,538	1,076,032
Office Depot, Inc.	23,808	42,378
Orchard Supply Hardware Stores Corporation - Class A	7,237	121,292
Pacific Sunwear of California, Inc.	95,197	202,770
Pier 1 Imports, Inc.	1,526	25,164
RadioShack Corporation	839,093	2,441,761
Reitmans Ltd. - Class A	23,981	286,943
RONA, Inc.	30,832	415,033
rue21, inc.	69,251	1,706,345
Select Comfort Corporation	36,200	941,562
Sonic Automotive, Inc. - Class A	214,242	3,667,823
Syms Corp	160	530
Systemax, Inc.	4,222	52,648
Talbots, Inc. (The)	266,952	731,448
Teavana Holdings, Inc.	62,162	696,214
West Marine, Inc.	400	4,092
Williams-Sonoma, Inc.	600	20,850
Zale Corporation	100	302
		49,619,892
Textiles, Apparel & Luxury Goods - 0.6%
American Apparel, Inc.	414,677	340,035
Cherokee, Inc.	1,011	13,547
CROCS, Inc.	29,720	456,202
Deckers Outdoor Corporation	2,220	92,596

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.3% (Continued)	Shares	Value
Consumer Discretionary - 10.0% (Continued)
Textiles, Apparel & Luxury Goods - 0.6% (Continued)
DGSE Companies, Inc. (b)	1,145	$4,254
Fifth & Pacific Companies, Inc.	169,922	1,882,736
Gildan Activewear, Inc.	1,800	50,652
Heelys, Inc.	200	390
Iconix Brand Group, Inc.	56,059	993,926
Joe's Jeans, Inc.	100	108
Jones Group, Inc. (The)	361,747	3,823,666
Kingold Jewelry, Inc.	116,140	183,501
K-Swiss, Inc. - Class A	72,891	226,691
Maidenform Brands, Inc.	51,958	1,095,274
Movado Group, Inc.	30,563	716,397
R.G. Barry Corporation	24	320
Under Armour, Inc. - Class A	600	32,664
Vera Bradley, Inc.	54,262	1,236,631
		11,149,590
Consumer Staples - 1.6%
Beverages - 0.1%
Boston Beer Company, Inc. - Class A	2,324	250,341
Central European Distribution Corporation	596,153	1,943,459
Cott Corporation	17,072	144,694
MGP Ingredients, Inc.	56	182
Primo Water Corporation	49,123	73,193
Reed's, Inc.	12,770	50,442
		2,462,311
Food & Staples Retailing - 0.0% (a)
Anderson's, Inc. (The)	4,226	160,461
Arden Group, Inc. - Class A	39	3,386
Ingles Markets, Inc. - Class A	87	1,423
Pizza Inn Holdings, Inc.	1,222	2,847
Spartan Stores, Inc.	14,193	244,120
Susser Holdings Corporation	15,250	550,678
Sysco Corporation	200	5,878
Village Super Market, Inc. - Class A	25	885
Weis Markets, Inc.	2,056	89,498
		1,059,176
Food Products - 0.8%
AgFeed Industries, Inc.	178,425	41,038
Calavo Growers, Inc.	89,867	2,424,612
Cal-Maine Foods, Inc.	10,928	412,314
China Marine Food Group Ltd.	61,176	60,564
Chiquita Brands International, Inc.	8,185	42,398
Coffee Holding Company, Inc.	97,889	553,073
Cosan Ltd.	62	787
Darling International, Inc.	19,419	320,802
Diamond Foods, Inc.	295,268	4,804,010
Dole Food Company, Inc.	206,236	2,427,398
Feihe International, Inc.	178,204	1,252,774
Hain Celestial Group, Inc. (The)	754	41,990
John B. Sanfilippo & Son, Inc.	56	950
Lancaster Colony Corporation	18,875	1,307,849
Le Gaga Holdings Ltd.	1,699	6,371

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.3% (Continued)	Shares	Value
Consumer Staples - 1.6% (Continued)
Food Products - 0.8% (Continued)
Lifeway Foods, Inc.	11,040	$116,582
Limoneira Company	168	3,007
Maple Leaf Foods, Inc.	25,729	256,549
Seneca Foods Corporation - Class A	30	740
SkyPeople Fruit Juice, Inc.	14,391	19,716
Snyder's-Lance, Inc.	281	6,584
Tootsie Roll Industries, Inc.	716	17,528
Yuhe International, Inc.	109,183	17,469
Zhongpin, Inc.	18,190	187,357
		14,322,462
Household Products - 0.1%
Central Garden & Pet Company	392	4,210
Spectrum Brands Holdings, Inc.	28,932	1,065,565
		1,069,775
Personal Products - 0.3%
China Sky One Medical, Inc.	197,454	57,262
China-Biotics, Inc.	547,679	821,518
Elizabeth Arden, Inc.	25	975
Medifast, Inc.	2,018	56,706
Nature's Sunshine Products, Inc.	3,769	58,269
Synutra International, Inc.	94,430	536,362
USANA Health Sciences, Inc.	68,260	3,070,335
		4,601,427
Tobacco - 0.3%
Alliance One International, Inc.	433,502	1,413,216
Star Scientific, Inc.	925,697	3,499,135
		4,912,351
Energy - 6.3%
Energy Equipment & Services - 1.3%
C&J Energy Services, Inc.	77,712	1,459,431
Cal Dive International, Inc.	177,595	287,704
CARBO Ceramics, Inc.	50,609	3,248,086
Dril-Quip, Inc.	60,278	4,418,980
ENGlobal Corporation	100	143
Geokinetics, Inc.	1,764	529
Gulf Island Fabrication, Inc.	55	1,530
Heckmann Corporation	1,518,915	4,678,258
Hercules Offshore, Inc.	58,188	208,895
Lufkin Industries, Inc.	32,184	1,482,073
Matrix Service Company	24,253	251,261
Natural Gas Services Group, Inc.	130	1,885
Newpark Resources, Inc.	608,056	4,153,023
Patterson-UTI Energy, Inc.	28,900	447,372
PHI, Inc.	2,502	66,753
Poseidon Concepts Corporation	2,898	40,498
Recon Technology Ltd.	200	310
SulphCo, Inc.	486,090	292
Superior Energy Services, Inc.	14,200	307,714
TETRA Technologies, Inc.	43,060	298,406
Vantage Drilling Company	333,776	524,028
		21,877,171

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.3% (Continued)	Shares	Value
Energy - 6.3% (Continued)
Oil, Gas & Consumable Fuels - 5.0%
Alpha Natural Resources, Inc.	8,935	$62,634
American Midstream Partners, L.P.	1,026	21,228
Amyris, Inc.	207,649	803,602
Apco Oil and Gas International, Inc.	8,708	145,772
Arch Coal, Inc.	803,106	5,790,394
ATP Oil & Gas Corporation	326,861	473,948
AvenEx Energy Corporation	1,111	3,301
BioFuel Energy Corporation	28,631	78,735
Blue Dolphin Energy Company (b)	41,537	264,175
BMB Munai, Inc.	148	31
BP Prudhoe Bay Royalty Trust	4,717	545,946
BPZ Resources, Inc.	1,099,957	2,507,902
CAMAC Energy, Inc.	212,261	122,899
Cano Petroleum, Inc.	65,197	652
Capital Product Partners, L.P.	141	1,117
Carrizo Oil & Gas, Inc.	7,937	200,092
Cheniere Energy, Inc.	195,321	2,662,225
Chesapeake Granite Wash Trust	20,284	452,942
China Integrated Energy, Inc.	491,150	245,575
China North East Petroleum Holdings Ltd.	230,856	78,491
CIC Energy Corporation	37,200	65,283
Clean Energy Fuels Corporation	605,420	8,542,476
Cloud Peak Energy, Inc.	119,035	1,970,029
Constellation Energy Partners, LLC	1,600	2,048
Contango Oil & Gas Company	34,904	2,068,062
Cross Timbers Royalty Trust	87	3,377
Cubic Energy, Inc.	1,400	375
Denison Mines Corporation	196,658	264,723
Dominion Resources Black Warrior Trust	3,851	26,187
Enbridge Energy Management, LLC	18,429	588,807
Endeavour International Corporation	298,880	2,561,402
Enduro Royalty Trust	2,200	40,304
Energy Transfer Equity, L.P.	160	6,870
Enterprise Products Partners, L.P.	101	5,353
Evolution Petroleum Corporation	3,323	27,747
Frontline Ltd.	373,271	1,381,103
GeoGlobal Resources, Inc.	302,813	71,131
Gevo, Inc.	65,131	252,708
GMX Resources, Inc.	578,923	468,986
Golar LNG Partners, L.P.	11,851	381,247
Goodrich Petroleum Corporation	5,867	68,057
Gran Tierra Energy, Inc.	61,856	283,101
Green Plains Renewable Energy, Inc.	26,734	118,699
GreenHunter Energy, Inc.	30,821	64,724
Halcon Resources Corporation	643,893	4,249,694
Harvest Natural Resources, Inc.	543,152	4,280,038
Holly Energy Partners, L.P.	2,178	143,574
Houston American Energy Corporation	6,200	5,022
Hyperdynamics Corporation	601,995	463,536
Inergy Midstream, L.P.	11,897	264,708
InterOil Corporation	5,948	509,387

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.3% (Continued)	Shares	Value
Energy - 6.3% (Continued)
Oil, Gas & Consumable Fuels - 5.0% (Continued)
Isramco, Inc.	1,120	$119,829
James River Coal Company	1,180,106	2,702,443
Kinder Morgan Management, LLC	6,971	534,316
Kinder Morgan, Inc.	18,810	673,586
KiOR, Inc. - Class A	160,324	1,224,875
Knightsbridge Tankers Ltd.	124,331	1,070,490
L & L Energy, Inc.	271,920	505,771
Lucas Energy, Inc.	302,338	520,021
Magnum Hunter Resources Corporation	101,498	385,692
McMoRan Exploration Company	304,171	3,972,473
Miller Energy Resources, Inc.	624,599	2,429,690
Natural Resource Partners, L.P.	1,600	32,656
New Concept Energy, Inc.	11,200	11,648
NGL Energy Partners, L.P.	400	10,512
Nordic American Tankers Ltd.	325,997	3,814,165
ONEOK Partners, L.P.	23	1,337
Overseas Shipholding Group, Inc.	464,566	2,657,318
Oxford Resource Partners, L.P.	2,200	20,592
Pacific Ethanol, Inc.	813,534	268,466
Panhandle Oil & Gas, Inc.	100	3,070
Paramount Resources Ltd.	11,601	312,556
Patriot Coal Corporation	447,191	44,719
PDC Energy, Inc.	7,800	204,360
Pembina Pipeline Corporation	1,000	26,670
Petrobakken Energy Ltd. - Class A	767	9,519
PetroQuest Energy, Inc.	142,291	784,023
Pyramid Oil Company	37,764	163,141
Quicksilver Resources, Inc.	447,747	2,023,816
Rentech, Inc.	147,451	293,428
Resolute Energy Corporation	158,533	1,374,481
REX American Resources Corporation	11,902	210,070
Rex Energy Corporation	221,486	2,808,443
Rose Rock Midstream, L.P.	110	2,883
Royale Energy, Inc.	203,350	581,581
San Juan Basin Royalty Trust	18,337	298,893
SandRidge Mississippian Trust I	100	2,856
Scorpio Tankers, Inc.	31,120	187,031
Ship Finance International Ltd.	49,891	722,422
Sino Clean Energy, Inc. (b)	213,936	109,107
SM Energy Company	4,100	193,069
Solazyme, Inc.	183,989	2,526,169
SouthGobi Resources Ltd.	38,699	152,035
Swift Energy Company	4,577	85,544
Targa Resources Corporation	700	30,835
Teekay Offshore Partners, L.P.	21,170	597,206
Teekay Tankers Ltd. - Class A	288,837	1,123,576
TransGlobe Energy Corporation	29,155	280,244
Triangle Petroleum Corporation	167,866	938,371
Tri-Valley Corporation	568,872	19,342
Ultra Petroleum Corporation	7,900	187,704
Uranerz Energy Corporation	447,043	688,446

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.3% (Continued)	Shares	Value
Energy - 6.3% (Continued)
Oil, Gas & Consumable Fuels - 5.0% (Continued)
Uranium Energy Corporation	1,540,432	$3,080,864
Uranium Resources, Inc.	110,910	88,728
Ur-Energy, Inc.	11,520	10,944
USEC, Inc.	385,664	370,237
VAALCO Energy, Inc.	13,400	98,222
Vanguard Natural Resources, LLC	2,200	62,964
Verenium Corporation	108,520	474,232
Veresen, Inc.	21,994	282,247
Westmoreland Coal Company	962	7,080
Whiting USA Trust I	183,041	1,704,112
Zion Oil & Gas, Inc.	263,830	472,256
		88,233,795
Financials - 10.7%
Capital Markets - 1.3%
AllianceBernstein Holding, L.P.	6,942	84,137
Artio Global Investors, Inc.	142	459
Carlyle Group (The)	34,725	848,332
CIFC Corporation	600	4,398
Cohen & Steers, Inc.	62,676	2,068,308
Edelman Financial Group, Inc.	95,917	831,600
Evercore Partners, Inc. - Class A	80,899	1,874,430
FBR Capital Markets & Company	776	2,258
Federated Investors, Inc. - Class B	129,612	2,606,497
Fidus Investment Corporation	26,933	411,536
Financial Engines, Inc.	199,440	3,743,489
FXCM, Inc.	85,384	896,532
GMP Capital, Inc.	37,097	178,662
Hercules Technology Growth Capital, Inc.	25,627	287,791
Invesco Ltd.	26	575
Investment Technology Group, Inc.	33,637	278,514
Investors Capital Holdings Ltd.	600	2,538
Janus Capital Group, Inc.	63,319	457,796
Jefferies Group, Inc.	239,237	3,000,032
Knight Capital Group, Inc.	93,718	968,107
Main Street Capital Corporation	23,378	572,995
Manning & Napier, Inc.	10,518	143,466
MCG Capital Corporation	34,190	149,752
Medley Capital Corporation	784	9,722
MF Global Holdings Ltd.	489,733	14,692
Oppenheimer Holdings, Inc.	651	9,056
PennantPark Investment Corporation	50,271	524,829
Penson Worldwide, Inc.	261,165	28,728
Piper Jaffray Companies, Inc.	19,920	424,495
Pzena Investment Management, Inc. - Class A	1,392	5,359
Safeguard Scientifics, Inc.	136,864	2,117,286
SEI Investments Company	9,660	204,599
TICC Capital Corporation	28	273
Tortoise Capital Resources Corporation	48	427
U.S. Global Investors, Inc.	271	1,277
W.P. Carey & Company, LLC	10,806	499,021

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.3% (Continued)	Shares	Value
Financials - 10.7% (Continued)
Capital Markets - 1.3% (Continued)
Westwood Holdings Group, Inc.	255	$9,499
		23,261,467
Commercial Banks - 4.8%
Access National Corporation	621	8,582
Alliance Financial Corporation	1,318	46,301
Ameris Bancorp	103,608	1,237,079
Ames National Corporation	95	2,056
Arrow Financial Corporation	37,325	907,744
Auburn National Bancorporation, Inc.	88	1,906
BancFirst Corporation	6,170	250,625
BancorpSouth, Inc.	53,948	781,706
BancTrust Financial Group, Inc.	5,150	15,244
Bank of the Ozarks, Inc.	142,532	4,588,105
BBCN Bancorp, Inc.	742	8,414
Boston Private Financial Holdings, Inc.	34,411	323,807
Bridge Bancorp, Inc.	513	10,286
Bridge Capital Holdings	1,177	18,279
Britton & Koontz Capital Corporation (b)	50	352
Bryn Mawr Bank Corporation	2	41
C&F Financial Corporation	1,000	40,930
Capital City Bank Group, Inc.	51,306	376,073
Capitol Bancorp Ltd.	40,199	4,040
Cardinal Financial Corporation	4,494	57,523
Cascade Bancorp	27,078	140,264
Center Bancorporation, Inc.	1,067	11,790
CenterState Banks, Inc.	117	907
Chemical Financial Corporation	6,031	135,275
Citizens Holding Company	1,201	23,540
Citizens Republic Bancorp, Inc.	8,710	156,780
City Bank	13,668	1,777
City Holding Company	94,499	3,123,192
City National Corporation	49,244	2,426,744
CoBiz Financial, Inc.	9,003	60,320
Columbia Banking Systems, Inc.	6,072	109,600
Community Bank System, Inc.	114,504	3,150,005
Community Trust Bancorp, Inc.	15,754	534,691
Dearborn Bancorp, Inc.	136	8
Farmers National Banc Corporation	337	1,982
First Bancorp (North Carolina)	305	2,599
First Bancorp, Inc. (The)	315	5,292
First Busey Corporation	330,741	1,541,253
First Financial Bancorporation	26,495	422,860
First Financial Bankshares, Inc.	134,757	4,648,443
First Horizon National Corporation	516,081	4,247,347
First Merchants Corporation	1,592	22,654
First Niagara Financial Group, Inc.	290,688	2,203,415
First of Long Island Corporation (The)	111	3,185
FirstMerit Corporation	106,248	1,721,218
FNB United Corporation	7,455	88,565
Frontier Financial Corporation	10,459	282
German American Bancorp, Inc.	200	4,070

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.3% (Continued)	Shares	Value
Financials - 10.7% (Continued)
Commercial Banks - 4.8% (Continued)
Glacier Bancorp, Inc.	41,249	$625,747
Great Southern Bancorp, Inc.	1,049	32,152
Greene Bankshares, Inc.	80,894	146,418
Hampton Roads Bankshares, Inc.	43,739	91,414
Heritage Financial Corporation	32,262	446,829
Independent Bank Corporation (Massachusetts)	119,348	3,545,829
Independent Bank Corporation (Michigan)	109,523	316,521
International Bancshares Corporation	805	14,756
Lakeland Bancorp, Inc.	48,314	455,118
Macatawa Bank Corporation	74,351	241,641
MainSource Financial Group, Inc.	791	9,239
Mercantile Bancorp, Inc. (b)	900	189
Mercantile Bank Corporation	12,827	212,415
Merchants Bancshares, Inc.	4	106
National Bankshares, Inc.	16,487	501,535
NBT Bancorp, Inc.	18,610	390,996
Old National Bancorp	131,957	1,615,154
Old Second Bancorp, Inc.	45,303	63,424
OmniAmerican Bancorp, Inc.	44	924
PAB Bankshares, Inc. (b)	4,809	5
Pacific Mercantile Bancorp	100	668
Park National Corporation	52,924	3,585,072
Park Sterling Corporation	2,100	9,639
Patriot National Bancorp	994	1,551
Peoples Bancorp, Inc.	3,691	80,685
Pinnacle Financial Partners, Inc.	152,039	2,972,362
PremierWest Bancorp, Inc.	15,074	21,104
Princeton National Bancorp, Inc.	600	330
PrivateBancorp, Inc.	40,508	620,583
Prosperity Bancshares, Inc.	114,895	4,661,290
Renasant Corporation	21,308	377,152
Republic Bancorp, Inc. - Class A	44,924	1,060,656
S&T Bancorp, Inc.	100,827	1,663,645
S.Y. Bancorp, Inc.	45,132	1,054,735
Salisbury Bancorp, Inc.	300	7,350
Sandy Spring Bancorp, Inc.	128	2,280
Seacoast Banking Corporation of Florida	1,452	2,033
Security Bank Corporation	32,973	33
Sierra Bancorp	99	1,057
Simmons First National Corporation - Class A	63,278	1,476,908
Southern Connecticut Bancorp, Inc.	200	220
Southside Bancshares, Inc.	49,216	1,026,646
State Bank Financial Corporation	169	2,689
Sterling Bancorp	36,546	350,476
Suffolk Bancorp	977	12,701
Susquehanna Bancshares, Inc.	10,305	109,851
Taylor Capital Group, Inc.	45,186	788,496
Texas Capital Bancshares, Inc.	174,478	7,518,257
Tompkins Financial Corporation	49,538	1,944,862
TowneBank	114,183	1,632,817
TriCo Bancshares	29,926	456,371

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.3% (Continued)	Shares	Value
Financials - 10.7% (Continued)
Commercial Banks - 4.8% (Continued)
UMB Financial Corporation	36,068	$1,733,428
Umpqua Holdings Corporation	98,090	1,224,163
United Bankshares, Inc.	92,084	2,145,557
United Security Bancshares	3,150	7,655
United Security Bancshares, Inc.	18	98
Virginia Commerce Bankcorp, Inc.	4,609	37,195
Washington Banking Company	220	3,076
Washington Trust Bancorp, Inc.	247	6,131
West Bancorporation, Inc.	300	3,042
Westamerica Bancorporation	27,905	1,283,630
Western Alliance Bancorporation	12,478	115,047
Wintrust Financial Corporation	103,026	3,782,084
		83,961,188
Consumer Finance - 0.2%
CompuCredit Holdings Corporation	74,703	328,693
First Cash Financial Services, Inc.	30,038	1,204,524
First Marblehead Corporation (The)	200	214
Green Dot Corporation - Class A	102,690	1,072,084
World Acceptance Corporation	1,848	131,707
		2,737,222
Diversified Financial Services - 0.2%
DJSP Enterprises, Inc.	15,586	2,806
Life Partners Holdings, Inc.	259,488	617,581
MSCI, Inc.	13,500	447,525
NewStar Financial, Inc.	4,700	56,024
PHH Corporation	137,197	2,223,963
Primus Guaranty Ltd.	1,849	14,330
Sprott Resource Lending Corporation	355	504
		3,362,733
Insurance - 1.5%
Ambac Financial Group, Inc.	89,956	2,069
AmTrust Financial Services, Inc.	3,686	109,806
Axis Capital Holdings Ltd.	31,450	1,033,447
Citizens, Inc.	41,788	432,088
Crawford & Company - Class B	3,424	13,833
eHealth, Inc.	127,182	2,336,333
EMC Insurance Group, Inc.	51	1,031
Endurance Specialty Holdings Ltd.	66,049	2,289,919
FBL Financial Group, Inc. - Class A	5,273	163,199
Genworth Financial, Inc.	467,936	2,358,397
Gerova Financial Group Ltd. (b)	9,506	95
MBIA, Inc.	15,476	147,796
Montpelier Re Holdings Ltd.	84,114	1,704,150
National Financial Partners Corporation	246,052	3,653,872
OneBeacon Insurance Group Ltd. - Class A	20,107	255,158
Phoenix Companies, Inc. (The)	255,981	417,249
Platinum Underwriters Holdings Ltd.	42,238	1,605,889
Primerica, Inc.	67,452	1,846,161
Principal Financial Group, Inc.	700	17,913
Progressive Corporation (The)	600	11,844
Protective Life Corporation	1,300	36,283

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.3% (Continued)	Shares	Value
Financials - 10.7% (Continued)
Insurance - 1.5% (Continued)
Reinsurance Group of America, Inc.	712	$39,637
RLI Corporation	50,676	3,264,041
SeaBright Holdings, Inc.	215	1,813
State Auto Financial Corporation	266	3,450
Stewart Information Services Corporation	61,745	1,053,987
Sun Life Financial, Inc.	18,400	398,912
Tower Group, Inc.	125,595	2,341,091
		25,539,463
Real Estate Investment Trusts (REIT) - 1.4%
Acadia Realty Trust	13,300	318,402
American Campus Communities, Inc.	180	8,579
Apollo Commercial Real Estate Finance, Inc.	17,005	283,984
Arbor Realty Trust, Inc.	1,822	9,821
Ashford Hospitality Trust, Inc.	23,759	181,281
Brandywine Realty Trust	3,144	37,351
BRE Properties, Inc.	4,407	232,161
Capital Trust, Inc. - Class A	11,108	32,546
CapLease, Inc.	348,470	1,585,539
Cedar Realty Trust, Inc.	281,755	1,451,038
Corporate Office Properties Trust	72,712	1,618,569
CubeSmart	116,468	1,396,451
DCT Industrial Trust, Inc.	148	927
Douglas Emmett, Inc.	420	9,874
DuPont Fabros Technology, Inc.	32,730	880,437
Dynex Capital, Inc.	94,249	979,247
EastGroup Properties, Inc.	200	10,696
Equity One, Inc.	35,773	775,916
Excel Trust, Inc.	1,530	18,727
First Potomac Realty Trust	112,155	1,299,876
Franklin Street Properties Corporation	6,401	66,378
Getty Realty Corporation	99,901	1,856,161
Highwoods Properties, Inc.	229	7,756
Invesco Mortgage Capital, Inc.	300	5,937
Investors Real Estate Trust	489	3,990
iStar Financial, Inc.	394,287	2,649,609
Lexington Realty Trust	26,242	234,603
Mack-Cali Realty Corporation	28,113	753,147
Medical Properties Trust, Inc.	38,213	376,398
Monmouth Real Estate Investment Corporation - Class A	65,520	729,893
MPG Office Trust, Inc.	9,690	28,682
New York Mortgage Trust, Inc.	4,038	27,458
NorthStar Realty Finance Corporation	22,745	125,325
Parkway Properties, Inc.	115,440	1,284,847
RAIT Financial Trust	179,563	833,172
Ramco-Gershenson Properties Trust	4,636	59,063
Redwood Trust, Inc.	116,965	1,507,679
Regency Centers Corporation	2,068	98,954
Retail Opportunity Investments Corporation	137,396	1,674,857
Rouse Properties, Inc.	43,134	596,975
Sun Communities, Inc.	800	37,272
Terreno Realty Corporation	90	1,342

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.3% (Continued)	Shares	Value
Financials - 10.7% (Continued)
Real Estate Investment Trusts (REIT) - 1.4% (Continued)
Two Harbors Investment Corporation	629	$7,215
Weingarten Realty Investors	17,752	477,174
		24,575,309
Real Estate Management & Development - 0.2%
Alexander & Baldwin, Inc.	3,728	119,445
AV Homes, Inc.	300	3,714
Brookfield Properties Corporation	2,736	46,704
China Housing & Land Development, Inc.	171,004	230,855
Consolidated-Tomoka Land Company	773	21,752
FirstService Corporation	10,082	269,721
Forestar Group, Inc.	8,435	95,990
Gazit-Globe Ltd.	2,860	26,341
Howard Hughes Corporation	180	11,093
Jones Lang LaSalle, Inc.	15,883	1,059,237
Maui Land & Pineapple Company, Inc.	800	2,760
Mays (J.W.), Inc.	113	2,175
St. Joe Company (The)	96,282	1,630,054
Transcontinental Realty Investors, Inc.	67	208
		3,520,049
Thrifts & Mortgage Finance - 1.1%
Anchor BanCorp Wisconsin, Inc.	35,400	15,930
Astoria Financial Corporation	215,607	2,031,018
Bank Mutual Corporation	1,343	5,721
BankAtlantic Bancorp, Inc. - Class A	156,349	944,348
Berkshire Hills Bancorporation, Inc.	81,989	1,841,473
BofI Holding, Inc.	58,658	1,183,132
Brookline Bancorp, Inc.	80,399	676,156
Clifton Savings Bancorp, Inc.	82	799
ESSA Bancorp, Inc.	7	74
First Federal Bancshares of Arkansas, Inc.	5,256	43,730
First Financial Holdings, Inc.	124	1,463
FirstFed Financial Corporation	23,697	95
Flushing Financial Corporation	41,492	585,452
Fox Chase Bancorp, Inc.	400	5,960
Freddie Mac	94,749	22,266
Home Federal Bancorp, Inc.	10	99
Impac Mortgage Holdings, Inc.	148	309
Kaiser Federal Financial Group, Inc.	1,200	17,448
MGIC Investment Corporation	2,114,505	5,095,957
NASB Financial, Inc.	3,968	75,352
OceanFirst Financial Corporation	57	776
PMI Group, Inc. (The)	7	–
Radian Group, Inc.	2,695,140	7,546,392
Rockville Financial, Inc.	207	2,412
Roma Financial Corporation	100	909
Territorial Bancorp, Inc.	55	1,292
Triad Guaranty, Inc.	9,250	601
TrustCo Bank Corporation	54	298
Westfield Financial, Inc.	295	2,201
		20,101,663

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.3% (Continued)	Shares	Value
Health Care - 7.5%
Biotechnology - 2.7%
Aastrom Biosciences, Inc.	314,867	$610,842
Accentia Biopharmaceuticals, Inc.	1,600	352
Achillion Pharmaceuticals, Inc.	246,403	1,631,188
ADVENTRX Pharmaceuticals, Inc.	713,255	452,917
AEterna Zentaris, Inc.	506,290	206,971
Affymax, Inc.	61,274	994,477
Alkermes plc	1,709	31,770
Alnylam Pharmaceuticals, Inc.	122,530	2,290,086
Amicus Therapeutics, Inc.	7	34
ARCA biopharma, Inc.	5,719	2,745
Arena Pharmaceuticals, Inc.	124,654	1,042,107
ArQule, Inc.	30,045	181,772
Arrowhead Research Corporation	17,799	65,144
AspenBio Pharma, Inc.	39	63
Athersys, Inc.	4,829	7,388
AVEO Pharmaceuticals, Inc.	176,047	2,306,216
BioMimetic Therapeutics, Inc.	673	2,288
BioSpecifics Technologies Corporation	184	3,325
BioTime, Inc.	194,118	749,295
Cardium Therapeutics, Inc.	77,387	17,188
Cell Therapeutics, Inc.	980,883	506,136
Celldex Therapeutics, Inc.	29,492	152,474
CEL-SCI Corporation	569,952	196,633
Celsion Corporation	307,622	1,018,229
China Biologic Products, Inc.	60,100	632,252
Cleveland BioLabs, Inc.	319,663	485,888
Clovis Oncology, Inc.	21,821	386,013
Coronado Biosciences, Inc.	6,484	38,515
Cubist Pharmaceuticals, Inc.	176	7,579
Curis, Inc.	47,866	231,671
Cyclacel Pharmaceuticals, Inc.	94,507	49,144
Cytori Therapeutics, Inc.	623,671	1,634,018
CytRx Corporation	86,149	403,177
DARA BioSciences, Inc.	70,543	52,907
Dendreon Corporation	107,778	513,023
EntreMed, Inc.	54	106
Enzon Pharmaceuticals, Inc.	130,700	866,541
EpiCept Corporation	103,115	13,921
Exact Sciences Corporation	211,525	2,168,131
Exelixis, Inc.	28,007	175,044
Galectin Therapeutics, Inc.	2,020	4,686
Galena Biopharma, Inc.	33,058	56,199
Geron Corporation	247	425
Hemispherx Biopharma, Inc.	184,798	64,679
Horizon Pharma, Inc.	118,266	675,299
iBio, Inc.	148,516	170,793
Idenix Pharmaceuticals, Inc.	228,432	2,314,016
Immunocellular Therapeutics Ltd.	52,311	164,780
Immunomedics, Inc.	249,542	863,415
Inovio Pharmaceuticals, Inc.	5,426	2,604
Insmed, Inc.	1,268	4,311

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.3% (Continued)	Shares	Value
Health Care - 7.5% (Continued)
Biotechnology - 2.7% (Continued)
InterMune, Inc.	328,642	$2,901,909
Introgen Therapeutics, Inc.	45,612	228
Ironwood Pharmaceuticals, Inc.	82,809	1,065,752
IsoRay, Inc.	120,406	125,222
Keryx Biopharmaceuticals, Inc.	637,502	1,160,254
MannKind Corporation	1,320,612	3,143,057
Marina Biotech, Inc.	243,744	69,467
Medgenics, Inc.	9,134	108,238
MediciNova, Inc.	71,801	118,472
Medivation, Inc.	1,641	163,608
Metabolix, Inc.	341,127	631,085
Myrexis, Inc.	939	2,394
Nanosphere, Inc.	117	349
NanoViricides, Inc.	100	51
NeoStem, Inc.	828,908	613,392
Neuralstem, Inc.	233,150	212,166
NeurogesX, Inc.	133,341	32,002
Nymox Pharmaceutical Corporation	100,245	620,517
OncoGenex Pharmaceuticals, Inc.	254	3,546
Oncolytics Biotech, Inc.	19,341	63,245
Oncothyreon, Inc.	442,137	1,870,240
Opexa Therapeutics, Inc.	140,607	78,459
OPKO Health, Inc.	123,035	521,668
Orexigen Therapeutics, Inc.	126,944	625,834
Osiris Therapeutics, Inc.	68,825	600,154
OXiGENE, Inc.	224,187	117,698
Oxygen Biotherapeutics, Inc.	4,690	5,018
Pharmacyclics, Inc.	5,311	282,598
PharmAthene, Inc.	741,882	1,038,635
Pluristem Therapeutics, Inc.	15,283	53,338
Poniard Pharmaceuticals, Inc. (b)	32	13
PROLOR Biotech, Inc.	75,312	370,535
Raptor Pharmaceutical Corporation	405,370	2,018,743
Rexahn Pharmaceuticals, Inc.	55,336	27,170
Rosetta Genomics Ltd.	54,077	416,934
RXi Pharmaceuticals Corporation	12,832	1,540
Savient Pharmaceuticals, Inc.	921,546	580,574
Seattle Genetics, Inc.	5,038	131,794
SIGA Technologies, Inc.	100,481	292,400
Spectrum Pharmaceuticals, Inc.	45,589	637,790
StemCells, Inc.	61,037	109,256
Sunesis Pharmaceuticals, Inc.	188,694	560,421
Synthetic Biologics, Inc.	39,070	87,517
Tengion, Inc.	675	1,546
Theravance, Inc.	33,361	971,806
ZIOPHARM Oncology, Inc.	210,820	1,186,917
		48,072,329
Health Care Equipment & Supplies - 2.4%
Abiomed, Inc.	71,374	1,609,484
Accuray, Inc.	124,985	788,655
Analogic Corporation	27	1,729

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.3% (Continued)	Shares	Value
Health Care - 7.5% (Continued)
Health Care Equipment & Supplies - 2.4% (Continued)
AngioDynamics, Inc.	11,417	$125,701
ArthroCare Corporation	30,065	889,323
Bacterin International Holdings, Inc.	164,175	259,396
BIOLASE, Inc.	305,582	507,266
BSD Medical Corporation	1,055,170	1,245,101
Cardiovascular Systems, Inc.	1,879	17,212
Cerus Corporation	452,679	1,367,091
Conceptus, Inc.	106,626	1,981,111
CONMED Corporation	181	4,967
CryoLife, Inc.	1,375	7,645
CryoPort, Inc.	100	40
D. Medical Industries Ltd.	2,300	380
Delcath Systems, Inc.	5,391	9,273
Derma Sciences, Inc.	200	2,002
Dynatronics Corporation	100	48
DynaVox, Inc.	781	843
Endologix, Inc.	14,694	172,654
Exactech, Inc.	109	1,804
Fonar Corporation	61,770	219,283
Hansen Medical, Inc.	619,206	1,095,995
HeartWare International, Inc.	86,688	7,740,372
ICU Medical, Inc.	68,085	3,630,973
Insulet Corporation	157,870	3,087,937
InVivo Therapeutics Holdings Corporation	8,471	20,923
IRIS International, Inc.	89	925
MAKO Surgical Corporation	152,204	1,939,079
Medical Action Industries, Inc.	704	2,450
MELA Sciences, Inc.	512,617	1,819,790
Meridian Bioscience, Inc.	40,682	679,796
Merit Medical Systems, Inc.	25,774	348,207
Navidea Biopharmaceuticals, Inc.	988,929	3,777,709
NxStage Medical, Inc.	68,510	1,031,076
Quidel Corporation	195,069	3,056,731
Rockwell Medical, Inc.	134,638	1,214,435
RTI Biologics, Inc.	60,584	215,679
Stereotaxis, Inc.	19,080	35,298
STERIS Corporation	49	1,476
Synergetics USA, Inc.	9,751	48,657
TearLab Corporation	13,000	47,710
TranS1, Inc.	3,200	8,000
Unilife Corporation	649,250	2,051,630
Uroplasty, Inc.	26,978	104,944
Volcano Corporation	600	15,870
Winner Medical Group, Inc.	10,116	42,386
World Heart Corporation	1,600	456
Wright Medical Group, Inc.	81,341	1,516,196
		42,745,708
Health Care Providers & Services - 0.7%
AMN Healthcare Services, Inc.	216	1,261
Bio-Reference Laboratories, Inc.	78,641	1,946,365
CardioNet, Inc.	696	1,357

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.3% (Continued)	Shares	Value
Health Care - 7.5% (Continued)
Health Care Providers & Services - 0.7% (Continued)
Centene Corporation	10,296	$391,660
Chemed Corporation	17,040	1,069,601
China Cord Blood Corporation	4,152	10,255
ExamWorks Group, Inc.	127,590	1,665,049
Gentiva Health Services, Inc.	296,918	1,977,474
Healthways, Inc.	60,828	681,882
HMS Holdings Corporation	200	6,882
IPC The Hospitalist Company, Inc.	30,760	1,322,680
Kindred Healthcare, Inc.	7,085	67,095
National Research Corporation	99	4,982
PDI, Inc.	62	445
Sunrise Senior Living, Inc.	158,835	1,061,018
Tenet Healthcare Corporation	533,343	2,464,045
Vanguard Health Systems, Inc.	700	5,950
Wizzard Software Corporation	5,973	20,906
		12,698,907
Health Care Technology - 0.0% (a)
Authentidate Holding Corporation	1,654	1,224
Epocrates, Inc.	1,346	10,149
HealthStream, Inc.	14,425	403,034
iCAD, Inc.	400	164
Quality Systems, Inc.	400	6,464
		421,035
Life Sciences Tools & Services - 0.4%
Accelr8 Technology Corporation	1,503	4,810
Affymetrix, Inc.	237,535	995,272
Albany Molecular Research, Inc.	497	1,406
Apricus Biosciences, Inc.	208,413	691,931
Bioanalytical Systems, Inc.	2,400	2,484
Complete Genomics, Inc.	30,064	68,245
Compugen Ltd.	973	3,308
Fluidigm Corporation	32,872	427,665
Furiex Pharmaceuticals, Inc.	15,280	293,682
Genetic Technologies Ltd.	67,548	232,365
PURE Bioscience, Inc.	279,240	106,195
QIAGEN N.V.	11,467	201,934
Sequenom, Inc.	1,117,409	3,139,919
		6,169,216
Pharmaceuticals - 1.3%
Acura Pharmaceuticals, Inc.	131,955	245,436
Alexza Pharmaceuticals, Inc.	44,519	140,235
Alimera Sciences, Inc.	212	613
Ampio Pharmaceuticals, Inc.	67,145	204,792
Aoxing Pharmaceutical Company, Inc.	10,556	2,845
AVANIR Pharmaceuticals, Inc. - Class A	713,191	2,039,726
Biodel, Inc.	86,602	256,342
BioSante Pharmaceuticals, Inc.	388,107	574,398
Biostar Pharmaceuticals, Inc.	462	582
Cadence Pharmaceuticals, Inc.	398,949	1,691,544
Cumberland Pharmaceuticals, Inc.	1,222	7,454
DepoMed, Inc.	75,264	415,457

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.3% (Continued)	Shares	Value
Health Care - 7.5% (Continued)
Pharmaceuticals - 1.3% (Continued)
Echo Therapeutics, Inc.	6,689	$9,967
Emisphere Technologies, Inc.	8,547	530
Endocyte, Inc.	303,043	2,330,401
IntelliPharmaCeutics International, Inc.	16,894	47,303
K-V Pharmaceutical Company - Class A	507,105	169,880
Lannett Company, Inc.	125,379	593,043
MAP Pharmaceuticals, Inc.	148,229	2,091,511
Medicines Company (The)	56,665	1,418,892
Nektar Therapeutics	286,610	2,441,917
Oculus Innovative Sciences, Inc.	85,412	62,846
Optimer Pharmaceuticals, Inc.	296,150	4,045,409
Pain Therapeutics, Inc.	27,580	101,494
POZEN, Inc.	121,063	763,908
Repros Therapeutics, Inc.	23,400	212,706
Sagent Pharmaceuticals, Inc.	35,838	698,841
Salix Pharmaceuticals Ltd.	700	31,374
Skystar Bio-Pharmaceutical Company Ltd.	3,733	7,877
Somaxon Pharmaceuticals, Inc.	926,778	333,547
Transcept Pharmaceuticals, Inc.	93,688	570,560
VIVUS, Inc.	14,013	294,693
		21,806,123
Industrials - 8.4%
Aerospace & Defense - 0.5%
AeroVironment, Inc.	11,932	278,731
American Science & Engineering, Inc.	3,500	199,640
Arotech Corporation	1,900	1,672
Ascent Solar Technologies, Inc.	501,416	526,487
Ceradyne, Inc.	19,667	432,674
Exelis, Inc.	63,114	593,272
GenCorp, Inc.	256,049	2,163,614
KEYW Holding Corporation (The)	97,895	1,077,824
Kratos Defense & Security Solutions, Inc.	95,307	538,484
National Presto Industries, Inc.	40,939	2,724,081
Orbital Sciences Corporation	29,816	390,590
Spirit Aerosystems Holdings, Inc. - Class A	700	16,450
		8,943,519
Air Freight & Logistics - 0.1%
Echo Global Logistics, Inc.	27,915	503,586
Forward Air Corporation	5,030	168,304
Pacer International, Inc.	249,813	1,049,215
XPO Logistics, Inc.	46,999	597,827
		2,318,932
Airlines - 0.3%
Allegiant Travel Company	17,875	1,270,197
AMR Corporation	919,606	466,240
Pinnacle Airlines Corporation	7,109	427
Republic Airways Holdings, Inc.	473,255	2,153,310
SkyWest, Inc.	214,062	1,498,434
Southwest Airlines Company	20	184
		5,388,792

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.3% (Continued)	Shares	Value
Industrials - 8.4% (Continued)
Building Products - 0.4%
AAON, Inc.	91,759	$1,676,437
Apogee Enterprises, Inc.	8,456	136,903
Armstrong World Industries, Inc.	1,400	54,110
Builders FirstSource, Inc.	261,918	942,905
Gilbraltar Industries, Inc.	7,685	73,161
Insteel Industries, Inc.	68,293	680,198
Masco Corporation	1,450	17,444
Trex Company, Inc.	167,414	4,265,709
U.S. Home Systems, Inc.	813	7,406
Universal Forest Products, Inc.	197	6,290
		7,860,563
Commercial Services & Supplies - 1.8%
A.T. Cross Company - Class A	404	3,891
American Reprographics Company	2,600	11,362
Asta Funding, Inc.	800	7,456
Cenveo, Inc.	498,068	941,348
Covanta Holding Corporation	142,896	2,454,953
Deluxe Corporation	76,368	2,162,742
EnergySolutions, Inc.	1,233	2,047
EnerNOC, Inc.	101,732	644,981
Ennis, Inc.	14,702	210,827
Heritage-Crystal Clean, Inc.	3,186	55,691
Herman Miller, Inc.	52,617	962,891
Industrial Services of America, Inc.	21,995	99,197
InnerWorkings, Inc.	310,779	3,726,240
Knoll, Inc.	17,097	234,058
McGrath RentCorp	25,333	674,111
Mobile Mini, Inc.	172,460	2,469,627
Pitney Bowes, Inc.	390,553	5,217,788
Portfolio Recovery Associates, Inc.	29,398	2,489,423
Quad/Graphics, Inc. - Class A	198,634	3,056,977
R.R. Donnelley & Sons Company	389,149	4,716,486
RINO International Corporation	81,543	3,262
Standard Parking Corporation	384	8,145
Swisher Hygiene, Inc.	448,554	901,594
United Stationers, Inc.	35,114	885,224
		31,940,321
Construction & Engineering - 0.4%
Aecon Group, Inc.	1,952	23,434
Aegion Corporation	93,357	1,624,412
Churchill Corporation (The) - Class A	4,241	34,930
Furmanite Corporation	4,400	19,712
Granite Construction, Inc.	110,454	2,860,758
Great Lakes Dredge & Dock Company	5,000	35,650
India Globalization Capital, Inc.	25,980	5,443
MasTec, Inc.	94,796	1,512,944
Sterling Construction Company, Inc.	5	50
		6,117,333
Electrical Equipment - 0.9%
A123 Systems, Inc.	233,096	102,562
Active Power, Inc.	4,861	4,084

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.3% (Continued)	Shares	Value
Industrials - 8.4% (Continued)
Electrical Equipment - 0.9% (Continued)
Advanced Battery Technologies, Inc.	592,639	$205,942
Altair Nanotechnologies, Inc.	373,276	164,241
American Superconductor Corporation	1,133,812	4,206,442
AMETEK, Inc.	1	15
Babcock & Wilcox Company	87,481	2,195,773
Beacon Power Corporation	57,124	857
Broadwind Energy, Inc.	5,131	1,368
Capstone Turbine Corporation	1,230,293	1,279,505
China BAK Battery, Inc.	415,965	158,067
China Electric Motor, Inc.	1,771	124
China Technology Development Group Corporation	2,571	1,208
Digital Power Corporation	1,677	2,063
ECOtality, Inc.	1,163	593
Encore Wire Corporation	47,687	1,306,624
Franklin Electric Company, Inc.	449	25,328
Fushi Copperweld, Inc.	326,989	2,893,853
General Cable Corporation	2,736	71,492
Hoku Corporation	201,745	8,171
Hydrogenics Corporation	3,215	21,605
Lihua International, Inc.	176,312	803,983
Medis Technologies Ltd.	22,419	69
New Energy Systems Group	1,300	601
Ocean Power Technologies, Inc.	135,009	324,022
Plug Power, Inc.	246,553	295,864
Polypore International, Inc.	36,963	1,373,545
PowerSecure International, Inc.	1,394	6,370
Satcon Technology Corporation	140,372	130,546
Ultralife Corporation	5,704	22,303
Valence Technology, Inc.	710,999	15,429
Westinghouse Solar, Inc.	34,144	11,267
ZBB Energy Corporation	16,239	5,521
		15,639,437
Machinery - 1.9%
Albany International Corporation - Class A	70,145	1,255,595
Art's-Way Manufacturing Company, Inc.	3,005	21,516
Blount International, Inc.	40,966	582,537
Briggs & Stratton Corporation	281,456	4,908,593
China Valves Technology, Inc. (b)	255,662	123,357
Cleantech Solutions International, Inc.	2,641	5,757
Colfax Corporation	162,562	4,704,544
Douglas Dynamics, Inc.	124,414	1,663,415
Energy Recovery, Inc.	240,682	541,535
EnPro Industries, Inc.	474	16,339
FreightCar America, Inc.	140	2,848
Graham Corporation	429	7,314
IDEX Corporation	26	992
Manitowoc Company, Inc. (The)	281,414	3,376,968
Meritor, Inc.	153,483	718,300
Miller Industries, Inc.	38,157	626,538
Navistar International Corporation	174,271	4,287,067
RBC Bearings, Inc.	1,419	66,466

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.3% (Continued)	Shares	Value
Industrials - 8.4% (Continued)
Machinery - 1.9% (Continued)
SmartHeat, Inc. (b)	4,900	$10,290
Sun Hydraulics Corporation	31,383	708,628
Tecumseh Products Company - Class A	6,349	34,412
Titan International, Inc.	26,514	548,044
Toromont Industries Ltd.	14,025	291,579
Twin Disc, Inc.	112,064	2,194,213
Wabash National Corporation	611,107	4,143,305
Watts Water Technologies, Inc. - Class A	29,070	977,915
Westport Innovations, Inc.	25,834	972,133
		32,790,200
Marine - 0.2%
Baltic Trading Ltd.	12,675	40,306
Diana Containerships, Inc.	284	1,741
Eagle Bulk Shipping, Inc.	167,539	485,863
Excel Maritime Carriers Ltd.	734,784	315,957
FreeSeas, Inc.	200	80
Genco Shipping & Trading Ltd.	691,343	1,493,301
International Shipholding Corporation	407	7,521
Kirby Corporation	1,563	82,480
Seaspan Corporation	26,598	412,003
		2,839,252
Professional Services - 0.5%
Advisory Board Company (The)	2,238	100,688
CBIZ, Inc.	240,461	1,272,039
FTI Consulting, Inc.	125,227	3,197,045
Hill International, Inc.	710	2,762
Hudson Global, Inc.	4,900	22,295
Huron Consulting Group, Inc.	20,187	679,898
Innovaro, Inc.	8,192	6,308
Insperity, Inc.	300	7,872
Kelly Services, Inc. - Class A	4,800	56,928
Lightbridge Corporation	111,126	266,702
Nielsen Holdings N.V.	100	2,850
Odyssey Marine Exploration, Inc.	931,180	3,501,237
Pendrell Corporation	4,316	4,791
Spherix, Inc.	2,528	1,264
Thomas Group, Inc. (b)	900	3
Volt Information Sciences, Inc.	100	680
VSE Corporation	256	5,878
		9,129,240
Road & Rail - 0.3%
Dollar Thrifty Automotive Group, Inc.	72	5,357
Knight Transportation, Inc.	46,217	708,507
Student Transportation, Inc.	7,750	48,825
YRC Worldwide, Inc.	118,040	670,467
Zipcar, Inc.	359,692	3,751,587
		5,184,743
Trading Companies & Distributors - 1.1%
Air Lease Corporation	22,492	442,643
Ampal-American Israel Corporation - Class A	102	307
Beacon Roofing Supply, Inc.	145,387	3,854,209

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.3% (Continued)	Shares	Value
Industrials - 8.4% (Continued)
Trading Companies & Distributors - 1.1% (Continued)
BlueLinx Holdings, Inc.	155	$333
China Armco Metals, Inc.	140,785	42,235
Houston Wire & Cable Company	108,071	1,237,413
Kaman Corporation	24,813	808,408
Lawson Products, Inc.	400	3,888
Rush Enterprises, Inc. - Class A	84,990	1,372,588
Russel Metals, Inc.	11,779	302,905
TAL International Group, Inc.	2,450	83,668
Titan Machinery, Inc.	143,568	4,083,074
United Rentals, Inc.	143,019	4,134,679
Watsco, Inc.	44,530	3,025,368
		19,391,718
Transportation Infrastructure - 0.0% (a)
Sino-Global Shipping America Ltd.	409	937

Information Technology - 12.1%
Communications Equipment - 1.3%
Anaren, Inc.	17,083	342,856
AudioCodes Ltd.	2,600	4,108
Bel Fuse, Inc. - Class B	300	5,409
Cogo Group, Inc.	2,321	4,224
Comtech Telecommunications Corporation	21,677	592,216
Digi International, Inc.	182,601	1,670,799
EMCORE Corporation	10,961	54,586
Extreme Networks, Inc.	652,938	2,089,402
Finisar Corporation	10,120	125,792
Infinera Corporation	371,991	2,053,390
InterDigital, Inc.	125,923	3,437,698
JDS Uniphase Corporation	311,519	3,065,347
KVH Industries, Inc.	43	561
Loral Space & Communications, Inc.	12	863
Meru Networks, Inc.	122,291	361,981
Netgear, Inc.	11,464	396,998
Network Equipment Technologies, Inc.	246	325
Oclaro, Inc.	275,087	770,244
ParkerVision, Inc.	499,668	1,254,167
Polycom, Inc.	200	1,748
Powerwave Technologies, Inc.	27,321	12,868
Procera Networks, Inc.	36,358	926,402
Qiao Xing Mobile Communication Company Ltd.	1,984	123
RIT Technologies Ltd.	10,746	31,701
Riverbed Technology, Inc.	12,300	216,972
Telestone Technologies Corporation	480,324	710,879
Ubiquiti Networks, Inc.	136,087	1,924,270
ViaSat, Inc.	55,590	2,129,097
Zoom Technologies, Inc.	165,237	171,846
ZST Digital Networks, Inc.	194,797	545,432
		22,902,304
Computers & Peripherals - 1.1%
3D Systems Corporation	29,743	1,130,234
Fusion-io, Inc.	36,408	696,121

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.3% (Continued)	Shares	Value
Information Technology - 12.1% (Continued)
Computers & Peripherals - 1.1% (Continued)
Hauppauge Digital, Inc.	69,638	$82,869
iGo, Inc.	12,921	6,590
Imation Corporation	2,723	15,167
Immersion Corporation	4,651	25,999
Intermec, Inc.	131,199	789,818
Lexmark International, Inc. - Class A	236	4,128
Logitech International S.A.	14,100	123,516
OCZ Technology Group, Inc.	1,413,660	8,863,648
Rimage Corporation	840	5,838
Silicon Graphics International Corporation	460,134	3,059,891
Stratasys, Inc.	1,409	86,344
Super Micro Computer, Inc.	49,049	608,698
Synaptics, Inc.	144,942	3,823,570
USA Technologies, Inc.	399,400	659,010
		19,981,441
Electronic Equipment, Instruments & Components - 1.3%
Anixter International, Inc.	38,077	2,166,962
Badger Meter, Inc.	1,854	62,832
Checkpoint Systems, Inc.	26,533	204,039
Clearfield, Inc.	100	485
CTS Corporation	15,161	134,933
Daktronics, Inc.	39,427	304,771
Digital Ally, Inc.	4,700	1,457
Document Security Systems, Inc.	39,568	159,063
Dolby Laboratories, Inc. - Class A	409	14,417
DTS, Inc.	89,704	1,671,186
Echelon Corporation	1,254	4,038
Electro Rent Corporation	6	101
FARO Technologies, Inc.	82	3,528
FEI Company	53,068	2,531,874
GSI Group, Inc.	25,008	257,582
Hollysys Automation Technologies Ltd.	254,542	1,982,882
Insight Enterprises, Inc.	21,664	363,089
IPG Photonics Corporation	15,964	827,414
Magal Security Systems Ltd.	1,302	4,687
Measurement Specialties, Inc.	6,262	186,482
Mesa Laboratories, Inc.	131	6,065
Methode Electronics, Inc.	49	431
Microvision, Inc.	325,603	547,013
National Instruments Corporation	32,689	844,684
Neonode, Inc.	300	1,515
Park Electrochemical Corporation	3,210	86,702
Pulse Electronics Corporation	33,946	61,442
RadiSys Corporation	13,994	47,720
RealD, Inc.	35,135	340,810
Research Frontiers, Inc.	69,092	205,203
Richardson Electronics Ltd.	137	1,678
Rofin-Sinar Technologies, Inc.	50,835	921,639
SinoHub, Inc.	43,908	10,538
SMTC Corporation	1,548	4,783
Superconductor Technologies, Inc.	174,481	137,840

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.3% (Continued)	Shares	Value
Information Technology - 12.1% (Continued)
Electronic Equipment, Instruments & Components - 1.3% (Continued)
SYNNEX Corporation	47,625	$1,611,154
Uni-Pixel, Inc.	2,801	16,470
Universal Display Corporation	207,462	6,588,993
Vishay Precision Group, Inc.	128	1,741
		22,318,243
Internet Software & Services - 2.8%
Ancestry.com, Inc.	79,634	2,665,350
Angie's List, Inc.	334,292	4,345,796
Autobytel, Inc.	320	1,200
Bankrate, Inc.	331	5,279
Bazaarvoice, Inc.	27,924	432,822
Carbonite, Inc.	118,579	1,150,216
Constant Contact, Inc.	191,345	3,208,856
Digital River, Inc.	40,500	720,495
Envestnet, Inc.	783	9,560
FriendFinder Networks, Inc.	5,587	4,749
IAC/InterActiveCorporation	490	25,779
Innodata, Inc.	4,127	15,848
j2 Global, Inc.	121,968	3,650,502
KIT digital, Inc.	1,112,893	3,561,258
LiveDeal, Inc.	4,696	34,516
Local.com Corporation	248,356	536,449
LogMeIn, Inc.	35,862	679,585
Marchex, Inc. - Class B	40,053	138,984
Market Leader, Inc.	3,600	19,224
MeetMe, Inc.	547,331	903,096
Monster Worldwide, Inc.	226,483	1,642,002
OpenTable, Inc.	141,635	5,149,849
Phoenix New Media Ltd. - ADR	123	481
Points International Ltd.	600	7,506
Qihoo 360 Technology Company Ltd. - ADR	33,761	496,624
QuinStreet, Inc.	184,608	1,674,395
Rediff.com India Ltd. - ADR	80,503	243,924
Remark Media, Inc.	1,721	3,648
Renren, Inc.	134,409	504,034
Sify Technologies Ltd. - ADR	112,977	246,290
SPS Commerce, Inc.	1,790	57,906
Support.com, Inc.	302	861
Synacor, Inc.	1,011	9,837
TechTarget, Inc.	562	2,310
Travelzoo, Inc.	55,114	1,191,013
United Online, Inc.	29,440	124,826
Unwired Planet, Inc.	2,427	4,757
Velti plc	163,832	892,884
Vistaprint N.V.	147,333	5,082,988
Vocus, Inc.	104,831	1,813,576
XO Group, Inc.	863	7,430
Yelp, Inc.	159,579	3,185,197
Zillow, Inc.	95,057	3,579,847
Zix Corporation	39,180	95,599
		48,127,348

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.3% (Continued)	Shares	Value
Information Technology - 12.1% (Continued)
IT Services - 0.5%
Acorn Energy, Inc.	187,903	$1,630,998
Cass Information Systems, Inc.	1,449	55,062
China Information Technology, Inc.	5	5
CIBER, Inc.	327,938	1,229,767
CoreLogic, Inc.	300	6,900
FleetCor Technologies, Inc.	10,949	404,237
Heartland Payment Systems, Inc.	65	2,060
Higher One Holdings, Inc.	115,373	1,279,487
Jack Henry & Associates, Inc.	3,461	120,201
Mattersight Corporation	300	2,331
NCI, Inc. - Class A	1,006	5,966
ServiceSource International, Inc.	158,741	1,790,598
Total System Services, Inc.	430	10,170
VeriFone Systems, Inc.	231	8,383
Wright Express Corporation	42,961	2,765,829
Yucheng Technologies Ltd.	200	724
Zanett, Inc. (b)	12,650	1,265
		9,313,983
Semiconductors & Semiconductor Equipment - 2.6%
Aixtron SE - ADR	27,515	361,822
Amkor Technology, Inc.	154,067	821,177
Applied Micro Circuits Corporation	183,337	1,048,688
AuthenTec, Inc.	118	991
Cabot Microelectronics Corporation	34,674	1,019,416
Camtek Ltd.	9,493	19,271
Canadian Solar, Inc.	267,863	715,194
Cavium, Inc.	27,340	738,727
CEVA, Inc.	94,693	1,471,529
Cree, Inc.	600	14,370
CSR plc	1	20
CVD Equipment Corporation	40,924	447,709
Cymer, Inc.	42,728	2,444,469
Cypress Semiconductor Corporation	319,577	3,416,278
DayStar Technologies, Inc.	8,953	12,355
Diodes, Inc.	76,161	1,442,489
Energy Conversion Devices, Inc.	825,037	36,302
Evergreen Solar, Inc. (b)	114,139	2,625
EZchip Semiconductor Ltd.	8,600	315,362
First Solar, Inc.	420,552	6,535,378
FormFactor, Inc.	14,886	91,102
Freescale Semiconductor Ltd.	11	117
GSI Technology, Inc.	624	2,989
Hittite Microwave Corporation	9,574	485,115
Ikanos Communications, Inc.	1,300	1,183
Integrated Silicon Solution, Inc.	16,338	158,969
International Rectifier Corporation	14,743	251,221
Intersil Corporation - Class A	142,205	1,309,708
JinkoSolar Holding Company Ltd. - ADR	114,839	253,794
Kopin Corporation	80,893	293,642
Lattice Semiconductor Corporation	161,047	597,484
LDK Solar Company Ltd.	340,136	482,993

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.3% (Continued)	Shares	Value
Information Technology - 12.1% (Continued)
Semiconductors & Semiconductor Equipment - 2.6% (Continued)
MEMC Electronic Materials, Inc.	2,106,483	$4,044,447
MIPS Technologies, Inc.	483,167	2,971,477
MoSys, Inc.	93,594	302,309
Nanometrics, Inc.	10,300	156,457
NVE Corporation	6,514	360,355
Photronics, Inc.	87	509
PLX Technology, Inc.	123,862	701,059
Rambus, Inc.	200,021	840,088
Rubicon Technology, Inc.	295,708	2,971,865
Rudolph Technologies, Inc.	191,664	1,916,640
Semtech Corporation	84,579	2,020,592
Sigma Designs, Inc.	91,141	619,759
STR Holdings, Inc.	382,817	1,278,609
Suntech Power Holdings Company Ltd. - ADR	349,618	395,068
Tower Semiconductor Ltd.	221,955	144,271
Transwitch Corporation	20,065	16,453
Veeco Instruments, Inc.	67,210	2,400,069
Vitesse Semiconductor Corporation	1,700	3,570
		45,936,086
Software - 2.5%
Accelrys, Inc.	56,343	457,505
ACI Worldwide, Inc.	44,434	1,955,540
American Software, Inc. - Class A	64,686	521,369
AsiaInfo-Linkage, Inc.	209,042	2,140,590
Astea International, Inc.	100	341
Augme Technologies, Inc.	10,081	19,456
Blackbaud, Inc.	8,728	235,481
BroadSoft, Inc.	211,804	5,199,788
Cadence Design Systems, Inc.	300	3,666
Callidus Software, Inc.	249,697	1,156,097
China CGame, Inc. (b)	12,695	1,270
China TransInfo Technology Corporation	103,543	575,699
CyberDefender Corporation	11,408	33
Deltek, Inc.	16,004	208,372
Ebix, Inc.	277,891	6,027,456
Ellie Mae, Inc.	30,901	633,471
Evergreen Energy, Inc.	172,973	3,287
FalconStor Software, Inc.	2,760	5,575
Glu Mobile, Inc.	565,674	2,715,235
Interactive Intelligence Group, Inc.	51,921	1,354,100
Jive Software, Inc.	10,062	201,542
Macdonald, Dettwiler and Associates Ltd.	12,636	692,347
Magic Software Enterprises Ltd.	138,467	623,102
Majesco Entertainment Company	84,386	149,363
MIND C.T.I. Ltd.	1,415	2,391
Mitek Systems, Inc.	220,068	869,269
Motricity, Inc.	650,391	312,188
NetSuite, Inc.	16	885
OPNET Technologies, Inc.	8,866	234,417
Progress Software Corporation	50,444	980,631
Rosetta Stone, Inc.	188,496	2,456,103

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.3% (Continued)	Shares	Value
Information Technology - 12.1% (Continued)
Software - 2.5% (Continued)
Sky-Mobi Ltd. - ADR	109,063	$212,673
Synchronoss Technologies, Inc.	46,861	895,982
Take-Two Interactive Software, Inc.	440,383	3,866,563
TeleCommunication Systems, Inc.	179	238
TeleNav, Inc.	9,227	53,240
THQ, Inc.	57,096	294,045
TigerLogic Corporation	280	507
TiVo, Inc.	468,996	4,075,575
Top Image Systems Ltd.	18,937	80,482
Trunkbow International Holdings Ltd.	100	114
Tyler Technologies, Inc.	17,857	696,780
VirnetX Holding Corporation	61,127	1,446,265
Vringo, Inc.	262,884	872,775
Wave Systems Corporation - Class A	969,565	630,217
Websense, Inc.	57,761	866,993
Zygna, Inc. - Class A	114,244	337,020
		44,066,038
Materials - 3.7%
Chemicals - 1.0%
ADA-ES, Inc.	44,493	1,008,211
Cereplast, Inc.	99,634	33,836
China Agritech, Inc.	85,645	17,129
China Gengsheng Minerals, Inc.	65,649	25,603
China Green Agriculture, Inc.	191,725	757,314
Clean Diesel Technologies, Inc.	132,328	303,031
Ferro Corporation	3,049	9,360
FutureFuel Corporation	922	8,971
Gulf Resources, Inc.	275,641	283,910
Hawkins, Inc.	32,272	1,227,627
Intrepid Potash, Inc.	22,700	529,818
KMG Chemicals, Inc.	68	1,216
Kronos Worldwide, Inc.	263,866	4,464,613
OM Group, Inc.	8,610	135,177
Scotts Miracle-Gro Company (The) - Class A	101,358	4,044,184
Senomyx, Inc.	4,503	9,276
Sensient Technologies Corporation	6,475	229,539
ShengdaTech, Inc.	32,215	1,128
Terra Nitrogen Company, L.P.	2,071	466,224
Yongye International, Inc.	392,603	1,319,146
Zoltek Companies, Inc.	334,653	2,791,006
		17,666,319
Containers & Packaging - 0.1%
AEP Industries, Inc.	10	470
Ball Corporation	500	20,780
Greif, Inc. - Class B	1,665	83,250
Silgan Holdings, Inc.	46,150	1,901,841
		2,006,341
Metals & Mining - 2.2%
A.M. Castle & Company	224,123	1,633,857
AK Steel Holding Corporation	1,117,928	5,947,377
Alderon Iron Ore Corporation	100,000	227,343

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.3% (Continued)	Shares	Value
Materials - 3.7% (Continued)
Metals & Mining - 2.2% (Continued)
Allied Nevada Gold Corporation	345	$8,918
AMCOL International Corporation	99,472	3,053,790
Atlatsa Resources Corporation	204,106	34,698
Augusta Resource Corporation	125	230
Avalon Rare Metals, Inc.	309,889	458,636
Belo Sun Mining Corporation	67,472	82,751
CD International Enterprises, Inc.	17,830	4,992
China Gerui Advanced Materials Group Ltd.	11,410	25,787
China Natural Resources, Inc.	4,312	21,603
China Precision Steel, Inc.	299,375	79,334
China Shen Zhou Mining & Resources, Inc.	58,098	36,067
Coeur d'Alene Mines Corporation	8,100	132,111
Compass Minerals International, Inc.	1,300	94,042
Crosshair Energy Corporation	176,804	33,964
Eco Oro Minerals Corporation	15,616	24,914
Energy Fuels, Inc.	99,305	23,764
Exeter Resource Corporation	3,228	4,506
General Moly, Inc.	554,564	1,652,601
General Steel Holdings, Inc.	132,977	86,435
Gold Reserve, Inc.	153	511
Gold Resource Corporation	1,600	28,688
Golden Minerals Company	148,444	626,434
Golden Star Resources Ltd.	29,976	35,372
Horsehead Holding Corporation	196,587	1,775,181
Ivanhoe Mines Ltd.	9,185	77,521
Kaiser Aluminum Corporation	4,338	236,595
Kimber Resources, Inc.	11,900	8,330
Materion Corporation	5,751	112,892
McEwen Mining, Inc.	1,582,160	4,730,823
Mesabi Trust	17,217	447,125
Midway Gold Corporation	360,062	446,477
Molycorp, Inc.	40,275	701,591
Nevsun Resources Ltd.	97,087	338,825
NGEx Resources, Inc.	94,695	160,518
Noranda Income Fund	397	2,058
North American Palladium Ltd.	230,176	384,394
Olympic Steel, Inc.	81,162	1,270,185
Orezone Gold Corporation	40,469	50,440
Paramount Gold and Silver Corporation	798,792	1,813,258
Polymet Mining Corporation	247,737	272,511
Pretium Resources, Inc.	150	2,201
Puda Coal, Inc.	61,600	6,160
Qiao Xing Universal Resources, Inc.	20,696	1,676
Quest Rare Minerals Ltd.	18,362	23,619
Rare Element Resources Ltd.	691,509	2,973,489
Revett Minerals, Inc.	662	2,099
RTI International Metals, Inc.	61,506	1,380,810
Seabridge Gold, Inc.	38,781	568,529
Silver Bull Resources, Inc.	106,114	47,751
SinoCoking Coal and Coke Chemical Industries, Inc.	103,190	200,189
Southern Copper Corporation	5,510	177,863

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.3% (Continued)	Shares	Value
Materials - 3.7% (Continued)
Metals & Mining - 2.2% (Continued)
Tanzanian Royalty Exploration Corporation	406,565	$1,727,901
Titanium Metals Corporation	210,933	2,459,479
United States Antimony Corporation	14,370	40,523
Vista Gold Corporation	261,487	789,691
		37,589,429
Paper & Forest Products - 0.4%
Canfor Corporation	28,116	332,214
Deltic Timber Corporation	3,401	210,216
Louisiana-Pacific Corporation	295,385	3,048,373
Neenah Paper, Inc.	14,407	386,972
Norbord, Inc.	24,341	339,064
Orient Paper, Inc.	143,353	328,278
P.H. Glatfelter Company	123,959	1,972,188
Resolute Forest Products	106,143	974,393
		7,591,698
Telecommunication Services - 1.1%
Diversified Telecommunication Services - 1.0%
8x8, Inc.	94,881	518,999
Alaska Communications Systems Group, Inc.	712,021	1,502,364
Cbeyond, Inc.	68,239	486,544
CenturyLink, Inc.	16	665
Cincinnati Bell, Inc.	953,998	3,672,892
Cogent Communications Group, Inc.	36,981	683,039
Elephant Talk Communications, Inc.	97,607	136,650
Fairpoint Communications, Inc.	223,591	1,366,141
Frontier Communications Corporation	162,908	638,599
Globalstar, Inc.	6,802	2,208
Hawaiian Telcom Holdco, Inc.	378	6,804
Iridium Communications, Inc.	281,171	2,547,409
magicJack VocalTec Ltd.	183,084	4,066,296
Radcom Ltd.	52,681	170,160
Telecom Italia S.p.A.	72	585
Towerstream Corporation	546,220	2,168,493
		17,967,848
Wireless Telecommunication Services - 0.1%
Leap Wireless International, Inc.	72,597	412,351
NII Holdings, Inc.	72,640	490,320
USA Mobility, Inc.	336	3,743
		906,414
Utilities - 0.9%
Electric Utilities - 0.2%
Empire District Electric Company (The)	30,417	653,966
Exelon Corporation	172	6,729
MGE Energy, Inc.	15,015	719,819
NV Energy, Inc.	3,984	72,867
Otter Tail Corporation	48,655	1,141,933
		2,595,314
Gas Utilities - 0.6%
China Natural Gas, Inc.	208,271	187,444
Ferrellgas Partners, L.P.	214,694	4,276,704
Laclede Group, Inc. (The)	36,595	1,528,939

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 62.3% (Continued)	Shares	Value
Utilities - 0.9% (Continued)
Gas Utilities - 0.6% (Continued)
Northwest Natural Gas Company	57,683	$2,808,585
Piedmont Natural Gas Company, Inc.	28,265	898,262
Suburban Propane Partners, L.P.	534	22,188
UGI Corporation	2,400	73,560
WGL Holdings, Inc.	18,900	764,505
		10,560,187
Independent Power Producers & Energy Traders - 0.0% (a)
American DG Energy, Inc.	14,916	29,683
Dynegy, Inc.	4,435	1,836
NRG Energy, Inc.	3,700	73,334
Ormat Technologies, Inc.	26,217	471,906
U.S. Geothermal, Inc.	189,017	60,485
		637,244
Multi-Utilities - 0.1%
CH Energy Group, Inc.	23,984	1,559,679
MDU Resources Group, Inc.	58	1,299
SCANA Corporation	1,100	54,087
		1,615,065
Water Utilities - 0.0% (a)
Artesian Resources Corporation - Class A	300	6,456
Cadiz, Inc.	13,360	94,856
Connecticut Water Service, Inc.	335	10,127
Consolidated Water Company Ltd.	710	5,822
Middlesex Water Company	740	13,838
SJW Corporation	600	13,998
		145,097

Total Common Stocks (Proceeds $1,307,550,546)		$1,091,793,216

OTHER INVESTMENTS - 9.7%	Shares	Value
Firsthand Technology Value Fund, Inc.	14,269	$230,159
iPath S&P 500 VIX Mid-Term Futures ETN	157,059	6,649,878
iPath S&P 500 VIX Short-Term Futures ETN	2,610,118	35,549,807
PIMCO Global StocksPLUS & Income Fund	48	1,040
SPDR S&P 500 ETF Trust	414,694	57,107,511
Vanguard S&P 500 ETF	1,104,515	69,739,077
WisdomTree Earnings 500 Fund	165	7,890
Total Other Investments (Proceeds $194,334,673)		$169,285,362

RIGHTS - 0.0% (a)	Shares	Value
Hampton Roads Bankshares, Inc. (b)	161,534	$121,587
Motricity, Inc.	650,391	20,162
Total Rights (Proceeds $111,199)		$141,749

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

WARRANTS - 0.0% (a)	Shares	Value
American International Group, Inc.	854	$9,411
Magnum Hunter Resources Corporation (b)	15,718	–
Zion Oil & Gas, Inc.	44,348	1,552
Total Warrants (Proceeds $14,295)		$10,963

Total Securities Sold Short - 72.0% (Proceeds $1,502,010,713)		$1,261,231,290

ADR	- American Depositary Receipt.

(a)	Percentage rounds to less than 0.1%.
(b)	Securities fair valued under supervision of the Board of Trustees totaled $(641,683) at July 31, 2012, representing (0.0)% (a) of net assets (Note 1).

See accompanying notes to Schedules of Investments.

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS
July 31, 2012 (Unaudited)

COMMON STOCKS - 95.7%	Shares	Value
Consumer Discretionary - 13.6%
Auto Components - 1.5%
American Axle & Manufacturing Holdings, Inc. (a)	14,098	$152,117
Cooper Tire & Rubber Company	9,901	172,970
Exide Technologies (a)	21,503	63,004
Federal-Mogul Corporation (a)	4,764	47,402
Goodyear Tire & Rubber Company (The) (a)	5,664	64,853
Modine Manufacturing Company (a)	10,150	68,107
Spartan Motors, Inc.	611	3,116
Standard Motor Products, Inc.	4,252	59,783
Tower International, Inc. (a)	3,180	27,316
Visteon Corporation (a)	1,772	57,466
		716,134
Distributors - 0.4%
Core-Mark Holding Company, Inc.	700	33,803
Pool Corporation	4,068	149,947
VOXX International Corporation (a)	4,264	31,937
		215,687
Diversified Consumer Services - 1.0%
Ascent Capital Group, Inc. - Class A (a)	318	15,830
Career Education Corporation (a)	10,029	47,237
Carriage Services, Inc.	130	1,051
Coinstar, Inc. (a)	3,111	147,741
Collectors Universe, Inc.	4,727	68,967
Grand Canyon Education, Inc. (a)	3,838	63,864
Hillenbrand, Inc.	2,998	51,836
Service Corporation International	4,399	56,527
Steiner Leisure Ltd. (a)	92	3,836
		456,889
Hotels, Restaurants & Leisure - 3.5%
AFC Enterprises, Inc. (a)	4,469	98,720
Benihana, Inc.	3,634	58,944
BJ's Restaurants, Inc. (a)	1,756	69,503
Bluegreen Corporation (a)	7,894	37,812
Boyd Gaming Corporation (a)	20,439	116,502
Bravo Brio Restaurant Group, Inc. (a)	124	2,241
Carrols Restaurant Group, Inc. (a)	2,576	13,936
CEC Entertainment, Inc.	1,533	52,827
Domino's Pizza, Inc.	6,081	207,605
Einstein Noah Restaurant Group, Inc.	3,361	57,137
Fiesta Restaurant Group, Inc. (a)	11,620	178,832
Interval Leisure Group, Inc.	3,010	55,203
Isle of Capri Casinos, Inc. (a)	43	252
Jamba, Inc. (a)	22,588	61,891
Luby's, Inc. (a)	498	3,302
Marcus Corporation	120	1,574
MTR Gaming Group, Inc. (a)	930	3,348
Multimedia Games Holding Company, Inc. (a)	3,522	49,836
Papa John's International, Inc. (a)	1,673	85,340
Pinnacle Entertainment, Inc. (a)	19,554	212,161

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.7% (Continued)	Shares	Value
Consumer Discretionary - 13.6% (Continued)
Hotels, Restaurants & Leisure - 3.5% (Continued)
Premier Exhibitions, Inc. (a)	2,456	$5,379
Rick's Cabaret International, Inc. (a)	493	4,161
Shuffle Master, Inc. (a)	3,682	53,794
Sonic Corporation (a)	15,213	150,609
Speedway Motorsports, Inc.	160	2,546
Town Sports International Holdings, Inc. (a)	2,657	34,328
Wendy's Company (The)	12,027	55,204
		1,672,987
Household Durables - 0.4%
American Greetings Corporation - Class A	4,147	55,114
Bassett Furniture Industries, Inc.	1,203	14,737
Beazer Homes USA, Inc. (a)	653	1,515
CSS Industries, Inc.	30	562
Tempur-Pedic International, Inc. (a)	2,094	59,658
Tupperware Brands Corporation	764	40,049
		171,635
Internet & Catalog Retail - 0.2%
1-800-FLOWERS.COM, Inc. - Class A (a)	7,736	27,153
Orbitz Worldwide, Inc. (a)	12,922	56,082
		83,235
Leisure Equipment & Products - 0.6%
Black Diamond, Inc. (a)	400	3,936
Johnson Outdoors, Inc. - Class A (a)	2,049	42,885
LeapFrog Enterprises, Inc. (a)	20,420	234,626
Steinway Musical Instruments, Inc. (a)	340	8,378
		289,825
Media - 2.1%
Belo Corporation - Class A	2,910	19,933
Carmike Cinemas, Inc. (a)	300	4,170
Cinemark Holdings, Inc.	2,400	56,112
Clear Channel Outdoor Holdings, Inc. (a)	12,093	61,190
E.W. Scripps Company (The) - Class A (a)	194	1,802
Global Sources Ltd. (a)	5,333	31,998
John Wiley & Sons, Inc. - Class A	3,240	154,386
Journal Communications, Inc. (a)	105	582
LIN TV Corporation - Class A (a)	11,095	39,831
Live Nation Entertainment, Inc. (a)	18,051	161,015
Madison Square Garden Company (The) - Class A (a)	8,848	320,740
MDC Partners, Inc.	2,766	26,028
Scholastic Corporation	2,666	80,327
Sinclair Broadcast Group, Inc. - Class A	2,379	24,266
		982,380
Multiline Retail - 0.1%
Gordmans Stores, Inc. (a)	4,410	74,705

Specialty Retail - 3.0%
Aaron's, Inc.	2,057	60,332
America's Car-Mart, Inc. (a)	1,237	56,753

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.7% (Continued)	Shares	Value
Consumer Discretionary - 13.6% (Continued)
Specialty Retail - 3.0% (Continued)
Ascena Retail Group, Inc. (a)	2,951	$54,121
bebe stores, inc.	11,469	68,814
Big 5 Sporting Goods Corporation	127	958
Brown Shoe Company, Inc.	5,525	76,024
Cato Corporation (The) - Class A	5,122	143,416
Chico's FAS, Inc.	19,678	301,467
Citi Trends, Inc. (a)	6,051	90,946
Collective Brands, Inc. (a)	3,825	82,314
Destination Maternity Corporation	1,353	24,205
Genesco, Inc. (a)	832	55,095
hhgregg, Inc. (a)	467	3,213
Hibbett Sports, Inc. (a)	1,635	99,359
Kirkland's, Inc. (a)	1,954	21,123
MarineMax, Inc. (a)	4,470	33,257
New York & Company, Inc. (a)	13,483	61,348
OfficeMax, Inc. (a)	10,596	47,576
Shoe Carnival, Inc.	5,117	113,597
Stein Mart, Inc. (a)	67	533
West Marine, Inc. (a)	183	1,872
Winmark Corporation	753	41,596
		1,437,919
Textiles, Apparel & Luxury Goods - 0.8%
Carter's, Inc. (a)	2,979	150,946
Kenneth Cole Productions, Inc. (a)	3,073	46,218
Movado Group, Inc.	86	2,016
Oxford Industries, Inc.	1,327	57,379
Perry Ellis International, Inc. (a)	2,756	51,950
Unifi, Inc. (a)	245	2,715
Warnaco Group, Inc. (The) (a)	1,368	58,359
		369,583
Consumer Staples - 2.6%
Beverages - 0.0% (b)
Coca-Cola Bottling Company Consolidated	9	604

Food & Staples Retailing - 0.4%
Ingles Markets, Inc. - Class A	1,506	24,638
Pantry, Inc. (The) (a)	2,473	35,191
PriceSmart, Inc.	1,522	109,614
Spartan Stores, Inc.	93	1,600
Village Super Market, Inc. - Class A	270	9,561
		180,604
Food Products - 1.5%
Alico, Inc.	1,540	45,014
Darling International, Inc. (a)	3,335	55,094
Dean Foods Company (a)	6,868	84,957
J & J Snack Foods Corporation	724	41,840
John B. Sanfilippo & Son, Inc. (a)	3,154	53,492
Omega Protein Corporation (a)	5,939	49,472

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.7% (Continued)	Shares	Value
Consumer Staples - 2.6% (Continued)
Food Products - 1.5% (Continued)
Pilgrim's Pride Corporation (a)	31,698	$147,396
Sanderson Farms, Inc.	2,762	101,724
Seneca Foods Corporation - Class A (a)	82	2,024
Smithfield Foods, Inc. (a)	7,804	144,374
Westway Group, Inc. (a)	100	592
		725,979
Household Products - 0.1%
Harbinger Group, Inc. (a)	7,545	69,867

Personal Products - 0.4%
Inter Parfums, Inc.	305	4,959
Nutraceutical International Corporation (a)	368	5,487
Prestige Brands Holdings, Inc. (a)	3,313	54,366
Revlon, Inc. (a)	7,381	107,394
		172,206
Tobacco - 0.2%
Universal Corporation	1,877	85,479

Energy - 6.3%
Energy Equipment & Services - 2.5%
Atwood Oceanics, Inc. (a)	1,209	53,837
Basic Energy Services, Inc. (a)	13,979	151,253
Dawson Geophysical Company (a)	476	10,967
Global Geophysical Services, Inc. (a)	228	1,338
Gulfmark Offshore, Inc. - Class A (a)	1,451	52,163
Key Energy Services, Inc. (a)	19,437	155,690
McDermott International, Inc. (a)	24,175	282,848
Mitcham Industries, Inc. (a)	6,189	109,360
Pioneer Energy Services Corporation (a)	7,565	60,823
RigNet, Inc. (a)	997	18,624
SEACOR Holdings, Inc. (a)	1,513	128,529
TGC Industries, Inc. (a)	738	5,151
Union Drilling, Inc. (a)	4,544	16,268
Unit Corporation (a)	3,111	123,693
Vantage Drilling Company (a)	631	991
		1,171,535
Oil, Gas & Consumable Fuels - 3.8%
Adams Resources & Energy, Inc.	1,294	53,779
Alon USA Energy, Inc.	13,812	150,827
Approach Resources, Inc. (a)	4,872	128,621
Bill Barrett Corporation (a)	6,664	140,344
Callon Petroleum Company (a)	6,543	32,519
Cheniere Energy, Inc. (a)	4,032	54,956
Crimson Exploration, Inc. (a)	3,583	15,765
CVR Energy, Inc. (a)	4,942	141,144
Delek US Holdings, Inc.	2,884	56,930
Energy Partners Ltd. (a)	8,037	135,825
Evolution Petroleum Corporation (a)	454	3,791

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.7% (Continued)	Shares	Value
Energy - 6.3% (Continued)
Oil, Gas & Consumable Fuels - 3.8% (Continued)
GeoResources, Inc. (a)	4,657	$155,823
Gulfport Energy Corporation (a)	3,752	77,291
Hallador Energy Company	143	1,075
Kodiak Oil & Gas Corporation (a)	16,600	138,610
Northern Oil and Gas, Inc. (a)	8,341	131,454
Penn Virginia Corporation	17,408	116,634
REX American Resources Corporation (a)	110	1,941
Stone Energy Corporation (a)	6,457	169,561
Synergy Resources Corporation (a)	5,509	16,196
Teekay Corporation	2,015	61,921
Warren Resources, Inc. (a)	636	1,476
ZaZa Energy Corporation (a)	3,514	13,283
		1,799,766
Financials - 14.1%
Capital Markets - 2.2%
Apollo Investment Corporation	14,096	108,257
Duff & Phelps Corporation	2,104	31,013
E*TRADE Financial Corporation (a)	1,835	14,001
Fifth Street Finance Corporation	16,484	166,653
GAMCO Investors, Inc. - Class A	20	894
GFI Group, Inc.	889	2,827
Gladstone Capital Corporation	74	603
Gladstone Investment Corporation	10,917	78,821
Golub Capital BDC, Inc.	273	4,199
Greenhill & Company, Inc.	2,708	107,562
Horizon Technology Finance Corporation	1,701	27,862
KCAP Financial, Inc.	7,298	58,092
MCG Capital Corporation	11,789	51,636
Medallion Financial Corporation	10,561	117,016
New Mountain Finance Corporation	2,677	38,040
NGP Capital Resources Company	107	781
Prospect Capital Corporation	2,350	26,038
THL Credit, Inc.	4,762	65,716
U.S. Global Investors, Inc.	7,100	33,441
Walter Investment Management Corporation	5,144	116,357
		1,049,809
Commercial Banks - 2.6%
1st Source Corporation	120	2,666
American National Bankshares, Inc.	548	12,396
Bancorp, Inc. (The) (a)	1,813	16,951
CapitalSource, Inc.	8,535	55,904
Cardinal Financial Corporation	1,938	24,806
Central Pacific Financial Corporation (a)	2,045	27,403
CVB Financial Corporation	2,709	31,966
Eagle Bancorp, Inc. (a)	247	4,384
F.N.B. Corporation	7,310	79,533
Financial Institutions, Inc.	222	3,818
First BanCorp (Puerto Rico) (a)	488	1,845
First California Financial Group, Inc. (a)	7,662	51,412

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.7% (Continued)	Shares	Value
Financials - 14.1% (Continued)
Commercial Banks - 2.6% (Continued)
First Financial Corporation	61	$1,809
First Horizon National Corporation	1	2
First Interstate BancSystem, Inc.	277	3,992
Fulton Financial Corporation	15,514	142,574
German American Bancorp, Inc.	146	2,971
Heritage Commerce Corporation (a)	521	3,194
Home BancShares, Inc.	1,224	36,904
Mercantile Bank Corporation (a)	110	1,822
MetroCorp Bancshares, Inc. (a)	4,897	50,635
OmniAmerican Bancorp, Inc. (a)	101	2,120
Pacific Continental Corporation	1,078	9,950
PacWest Bancorp	115	2,635
Park Sterling Corporation (a)	169	776
Popular, Inc. (a)	11,772	177,404
Preferred Bank (a)	4,129	44,511
Renasant Corporation	917	16,231
SCBT Financial Corporation	553	20,483
Southwest Bancorp, Inc. (a)	341	3,137
State Bank Financial Corporation (a)	534	8,496
SVB Financial Group (a)	887	51,277
Synovus Financial Corporation	78,947	149,999
TCF Financial Corporation	4,785	49,429
United Community Banks, Inc. (a)	3,716	25,306
Univest Corporation of Pennsylvania	17	270
Valley National Bancorp	6,591	61,296
Virginia Commerce Bancorp (a)	2,830	22,838
West Bancorporation, Inc.	206	2,089
Wilshire Bancorp, Inc. (a)	5,848	37,076
		1,242,310
Consumer Finance - 0.6%
Cash America International, Inc.	2,167	83,039
Credit Acceptance Corporation (a)	30	2,876
DFC Global Corporation (a)	327	6,269
EZCORP, Inc. - Class A (a)	900	20,250
Nelnet, Inc. - Class A	2,788	65,546
World Acceptance Corporation (a)	1,290	91,938
		269,918
Diversified Financial Services - 0.4%
Asset Acceptance Capital Corporation (a)	60	350
CBOE Holdings, Inc.	1,975	56,288
MarketAxess Holdings, Inc.	592	17,890
Marlin Business Services Corporation	3,515	53,990
PICO Holdings, Inc. (a)	2,058	49,618
		178,136
Insurance - 4.4%
Allied World Assurance Company Holdings A.G.	2,273	171,452
American Equity Investment Life Holding Company	953	11,122
American National Insurance Company	2,000	140,860
American Safety Insurance Holdings Ltd. (a)	2,184	38,984

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.7% (Continued)	Shares	Value
Financials - 14.1% (Continued)
Insurance - 4.4% (Continued)
AMERISAFE, Inc. (a)	1,545	$38,571
AmTrust Financial Services, Inc.	233	6,941
Aspen Insurance Holdings Ltd.	1,427	41,012
Assured Guaranty Ltd.	5,403	64,728
Donegal Group, Inc. - Class A	331	4,435
Endurance Specialty Holdings Ltd.	61	2,115
First American Financial Corporation	6,576	120,472
Flagstone Reinsurance Holdings, S.A.	426	2,973
Global Indemnity plc (a)	131	2,518
Hanover Insurance Group, Inc. (The)	3,909	137,089
Homeowners Choice, Inc.	5,414	98,156
Horace Mann Educators Corporation	3,581	62,453
Kansas City Life Insurance Company	1,553	53,936
Kemper Corporation	5,267	172,336
Maiden Holdings Ltd.	6,665	56,586
Meadowbrook Insurance Group, Inc.	4,619	32,518
Mercury General Corporation	3,345	121,156
National Interstate Corporation	1,125	29,464
Old Republic International Corporation	32,629	262,990
OneBeacon Insurance Group Ltd. - Class A	866	10,990
Presidential Life Corporation	1,743	24,210
ProAssurance Corporation	618	55,354
Safety Insurance Group, Inc.	848	35,938
SeaBright Holdings, Inc.	32	270
StanCorp Financial Group, Inc.	4,259	126,748
State Auto Financial Corporation	591	7,665
Symetra Financial Corporation	10,857	126,267
United Fire Group, Inc.	144	2,822
Universal Insurance Holdings, Inc.	711	2,275
		2,065,406
Real Estate Investment Trusts (REIT) - 2.5%
BioMed Realty Trust, Inc.	2,997	56,344
Capstead Mortgage Corporation	700	9,856
Chimera Investment Corporation	24,454	52,821
CommonWealth REIT	7,331	133,717
Education Realty Trust, Inc.	4,384	51,381
Equity Lifestyle Properties, Inc.	769	55,306
Government Properties Income Trust	21	481
Gramercy Capital Corporation (a)	31,181	73,899
Hatteras Financial Corporation	1,720	50,310
Hersha Hospitality Trust	10,593	51,482
Hospitality Properties Trust	997	24,197
Inland Real Estate Corporation	5,047	40,275
MFA Financial, Inc.	7,078	57,190
Mid-America Apartment Communities, Inc.	810	56,076
Mission West Properties, Inc.	327	2,881
National Health Investors, Inc.	946	50,791
One Liberty Properties, Inc.	446	8,425
Piedmont Office Realty Trust, Inc. - Class A	3,280	55,957

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.7% (Continued)	Shares	Value
Financials - 14.1% (Continued)
Real Estate Investment Trusts (REIT) - 2.5% (Continued)
Post Properties, Inc.	1,091	$56,350
Rouse Properties, Inc.	220	3,045
Saul Centers, Inc.	2,483	103,392
Sovran Self Storage, Inc.	1,009	57,614
STAG Industrial, Inc.	3,482	50,350
Sunstone Hotel Investors, Inc. (a)	4,140	41,441
Tanger Factory Outlet Centers, Inc.	1,737	55,931
Terreno Realty Corporation	35	522
		1,200,034
Real Estate Management & Development - 0.2%
Jones Lang LaSalle, Inc.	773	51,552
Kennedy-Wilson Holdings, Inc.	125	1,710
Thomas Properties Group, Inc.	6,428	32,397
		85,659
Thrifts & Mortgage Finance - 1.2%
Bank Mutual Corporation	257	1,095
Capitol Federal Financial, Inc.	12,879	150,942
Doral Financial Corporation (a)	1,749	2,379
Federal Agricultural Mortgage Corporation	460	11,564
First Defiance Financial Corporation	48	780
Home Bancorp, Inc. (a)	200	3,364
Meridian Interstate Bancorp, Inc. (a)	200	3,074
Ocwen Financial Corporation (a)	6,024	119,034
Rockville Financial, Inc.	149	1,736
TFS Financial Corporation (a)	13,970	131,458
Tree.com, Inc. (a)	383	4,948
United Financial Bancorp, Inc.	95	1,354
Washington Federal, Inc.	9,518	151,622
WSFS Financial Corporation	29	1,201
		584,551
Health Care - 17.0%
Biotechnology - 2.5%
Allos Therapeutics, Inc. (a)	37,265	65,959
Amicus Therapeutics, Inc. (a)	5,261	25,937
Anacor Pharmaceuticals, Inc. (a)	3,133	18,485
Codexis, Inc. (a)	648	1,996
Coronado Biosciences, Inc. (a)	707	4,199
Dynavax Technologies Corporation (a)	24,476	94,477
Emergent BioSolutions, Inc. (a)	6,767	98,866
Isis Pharmaceuticals, Inc. (a)	9,905	120,049
Maxygen, Inc. (a)	321	1,936
Momenta Pharmaceuticals, Inc. (a)	9,713	138,119
PDL BioPharma, Inc.	23,528	159,755
Progenics Pharmaceuticals, Inc. (a)	4,763	24,815
Repligen Corporation (a)	9,143	36,755
Sangamo Biosciences, Inc. (a)	6,028	31,707
Synageva BioPharma Corporation (a)	1,120	56,067
Synergy Pharmaceuticals, Inc. (a)	156	638
Threshold Pharmaceuticals, Inc. (a)	24,000	166,560

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.7% (Continued)	Shares	Value
Health Care - 17.0% (Continued)
Biotechnology - 2.5% (Continued)
Trius Therapeutics, Inc. (a)	22,552	$124,261
		1,170,581
Health Care Equipment & Supplies - 3.8%
Alere, Inc. (a)	8,269	156,036
Analogic Corporation	2,859	183,033
AngioDynamics, Inc. (a)	1,304	14,357
Anika Therapeutics, Inc. (a)	3,790	46,049
AtriCure, Inc. (a)	5,179	43,348
Cantel Medical Corporation	2,581	67,416
Cyberonics, Inc. (a)	2,519	109,073
Cynosure, Inc. - Class A (a)	2,632	65,905
DynaVox, Inc. (a)	1,800	1,944
EnteroMedics, Inc. (a)	12,275	40,753
Exactech, Inc. (a)	126	2,085
GenMark Diagnostics, Inc. (a)	3,481	19,668
Haemonetics Corporation (a)	746	53,645
Hill-Rom Holdings, Inc.	10,191	266,495
IRIS International, Inc. (a)	151	1,569
Meridian Bioscience, Inc.	687	11,480
Natus Medical, Inc. (a)	4,166	51,492
NuVasive, Inc. (a)	6,928	144,726
Palomar Medical Technologies, Inc. (a)	269	2,155
Sirona Dental Systems, Inc. (a)	3,279	141,751
Spectranetics Corporation (The) (a)	163	1,923
Symmetry Medical, Inc. (a)	4,949	38,355
Synergetics USA, Inc. (a)	458	2,285
Teleflex, Inc.	829	52,840
Thoratec Corporation (a)	7,368	252,796
Young Innovations, Inc.	326	11,765
		1,782,944
Health Care Providers & Services - 7.4%
Acadia Healthcare Company, Inc. (a)	200	3,228
Accretive Health, Inc. (a)	5,840	79,307
Air Methods Corporation (a)	1,161	126,584
Almost Family, Inc. (a)	50	1,100
AmSurg Corporation (a)	6,410	189,351
Assisted Living Concepts, Inc. - Class A	6,658	93,279
Brookdale Senior Living, Inc. (a)	3,261	53,676
Capital Senior Living Corporation (a)	3,796	42,667
Chemed Corporation	1,260	79,090
Community Health Systems, Inc. (a)	6,698	164,838
Cross Country Healthcare, Inc. (a)	21,723	99,057
Emeritus Corporation (a)	2,891	49,002
Ensign Group, Inc. (The)	315	8,836
Five Star Quality Care, Inc. (a)	14,046	50,144
Hanger, Inc. (a)	5,628	145,034
Health Management Associates, Inc. - Class A (a)	45,190	297,350
Health Net, Inc. (a)	3,078	67,778
HealthSouth Corporation (a)	6,887	154,269

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.7% (Continued)	Shares	Value
Health Care - 17.0% (Continued)
Health Care Providers & Services - 7.4% (Continued)
Healthways, Inc. (a)	6,239	$69,939
IntegraMed America, Inc. (a)	4,216	58,729
Landauer, Inc.	48	2,734
LHC Group, Inc. (a)	5,339	95,515
LifePoint Hospitals, Inc. (a)	3,926	149,659
Magellan Health Services, Inc. (a)	3,026	145,853
Metropolitan Health Networks, Inc. (a)	25,285	213,153
MModal, Inc. (a)	3,962	56,736
Molina Healthcare, Inc. (a)	6,196	151,244
National Research Corporation	64	3,220
Owens & Minor, Inc.	3,064	86,435
PharMerica Corporation (a)	5,927	60,989
Providence Service Corporation (The) (a)	9,611	123,982
RadNet, Inc. (a)	1,249	2,923
Select Medical Holdings Corporation (a)	6,615	70,450
Sun Healthcare Group, Inc. (a)	6,024	50,361
Team Health Holdings, Inc. (a)	2,215	59,140
Triple-S Management Corporation (a)	1,100	20,042
U.S. Physical Therapy, Inc.	167	4,287
Universal American Corporation (a)	20,785	186,234
Vanguard Health Systems, Inc. (a)	5,957	50,634
WellCare Health Plans, Inc. (a)	2,418	156,735
		3,523,584
Health Care Technology - 0.5%
Allscripts Healthcare Solutions, Inc. (a)	7,582	69,754
athenahealth, Inc. (a)	1,721	157,472
		227,226
Life Sciences Tools & Services - 1.7%
BioDelivery Sciences International, Inc. (a)	460	2,181
Bruker Corporation (a)	12,395	146,509
Cambrex Corporation (a)	17,457	161,128
Charles River Laboratories International, Inc. (a)	4,442	151,161
Covance, Inc. (a)	546	25,629
MEDTOX Scientific, Inc. (a)	4,010	108,270
PerkinElmer, Inc.	5,706	145,788
Techne Corporation	704	48,632
		789,298
Pharmaceuticals - 1.1%
Akorn, Inc. (a)	7,785	106,421
Hi-Tech Pharmacal Company, Inc. (a)	4,195	144,140
Omeros Corporation (a)	76	718
Par Pharmaceutical Companies, Inc. (a)	2,038	101,818
Pernix Therapeutics Holdings, Inc. (a)	129	983
Questcor Pharmaceuticals, Inc. (a)	3,896	143,646
Sagent Pharmaceuticals, Inc. (a)	253	4,934
Santarus, Inc. (a)	3,049	22,166
Sucampo Pharmaceuticals, Inc. (a)	5,367	21,683

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.7% (Continued)	Shares	Value
Health Care - 17.0% (Continued)
Pharmaceuticals - 1.1% (Continued)
Zogenix, Inc. (a)	390	$858
		547,367
Industrials - 16.9%
Aerospace & Defense - 2.2%
AAR Corporation	11,194	159,067
Alliant Techsystems, Inc.	2,574	119,228
API Technologies Corporation (a)	5,188	17,847
Astronics Corporation (a)	736	22,139
Cubic Corporation	3,085	149,221
Curtiss-Wright Corporation	4,543	136,154
DigitalGlobe, Inc. (a)	3,730	72,623
Exelis, Inc.	1,393	13,094
GeoEye, Inc. (a)	6,508	165,498
HEICO Corporation	3,585	127,949
LMI Aerospace, Inc. (a)	1,771	31,931
Teledyne Technologies, Inc. (a)	787	49,030
		1,063,781
Air Freight & Logistics - 0.7%
Air Transport Services Group, Inc. (a)	537	2,594
Hub Group, Inc. - Class A (a)	6,054	180,106
Park-Ohio Holdings Corporation (a)	106	1,820
UTi Worldwide, Inc.	10,400	137,800
		322,320
Airlines - 1.4%
Alaska Air Group, Inc. (a)	5,165	180,000
Allegiant Travel Company (a)	97	6,893
Hawaiian Holdings, Inc. (a)	23,571	150,147
JetBlue Airways Corporation (a)	31,780	175,108
US Airways Group, Inc. (a)	13,405	153,622
		665,770
Building Products - 0.6%
Ameresco, Inc. - Class A (a)	4,470	54,355
American Woodmark Corporation (a)	123	2,051
Apogee Enterprises, Inc.	1,462	23,670
Griffon Corporation	3,713	32,637
NCI Building Systems, Inc. (a)	3,031	32,614
Nortek, Inc. (a)	88	4,490
Owens Corning, Inc. (a)	58	1,558
Patrick Industries, Inc. (a)	27	314
Simpson Manufacturing Company, Inc.	5,439	131,841
		283,530
Commercial Services & Supplies - 0.8%
Acorn Energy, Inc.	319	2,769
Brink's Company (The)	2,236	51,875
Casella Waste Systems, Inc. (a)	384	1,939
CompX International, Inc.	96	1,233
G&K Services, Inc.	48	1,512
Intersections, Inc.	3,654	52,033

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.7% (Continued)	Shares	Value
Industrials - 16.9% (Continued)
Commercial Services & Supplies - 0.8% (Continued)
KAR Auction Services, Inc. (a)	317	$5,075
NL Industries, Inc.	106	1,251
Rollins, Inc.	103	2,429
Steelcase, Inc. - Class A	6,322	54,179
UniFirst Corporation	3,021	189,175
Viad Corp	502	8,700
		372,170
Construction & Engineering - 0.9%
AECOM Technology Corporation (a)	6,661	107,975
Argan, Inc.	3,210	50,750
Northwest Pipe Company (a)	1,914	46,606
Pike Electric Corporation (a)	384	3,291
Primoris Services Corporation	300	3,705
Shaw Group, Inc. (The) (a)	2,969	115,643
Sterling Construction Company, Inc. (a)	151	1,499
URS Corporation	2,407	84,413
		413,882
Electrical Equipment - 0.6%
AZZ, Inc.	386	11,854
Coleman Cable, Inc.	134	1,162
EnerSys (a)	4,973	169,828
Generac Holdings, Inc.	2,826	64,489
Powell Industries, Inc. (a)	764	26,182
		273,515
Industrial Conglomerates - 0.3%
Raven Industries, Inc.	3,815	124,865

Machinery - 4.0%
Alamo Group, Inc.	1,307	37,419
Altra Holdings, Inc.	3,323	54,896
American Railcar Industries, Inc. (a)	5,027	152,972
Ampco-Pittsburgh Corporation	2,422	38,050
Crane Company	3,081	120,159
Federal Signal Corporation (a)	6,071	34,423
Flow International Corporation (a)	911	2,915
FreightCar America, Inc.	1,243	25,283
Graco, Inc.	1,291	59,231
Greenbrier Companies, Inc. (The) (a)	9,476	154,459
Harsco Corporation	2,789	59,266
ITT Corporation	2,828	52,997
John Bean Technologies Corporation	2,387	34,969
Mueller Industries, Inc.	4,360	185,867
Mueller Water Products, Inc. - Class A	100	354
Oshkosh Corporation (a)	3,696	83,234
Sauer-Danfoss, Inc.	2,923	105,783
Terex Corporation (a)	8,228	160,446
Titan International, Inc.	4,032	83,341
Toro Company (The)	4,628	174,013

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.7% (Continued)	Shares	Value
Industrials - 16.9% (Continued)
Machinery - 4.0% (Continued)
Trinity Industries, Inc.	9,709	$271,852
Xerium Technologies, Inc. (a)	196	611
		1,892,540
Professional Services - 1.1%
Acacia Research Corporation (a)	4,862	137,643
Barrett Business Services, Inc.	93	2,429
CDI Corporation	194	3,135
Corporate Executive Board Company (The)	575	26,525
Exponent, Inc. (a)	33	1,706
GP Strategies Corporation (a)	2,039	34,887
Heidrick & Struggles International, Inc.	1,218	16,297
Korn/Ferry International (a)	7,720	101,595
Manpower, Inc.	1,613	57,391
Mistras Group, Inc. (a)	2,177	48,939
On Assignment, Inc. (a)	272	4,240
Resources Connection, Inc.	4,786	54,034
RPX Corporation (a)	4,079	51,191
VSE Corporation	7	161
		540,173
Road & Rail - 3.0%
AMERCO	1,108	103,487
Avis Budget Group, Inc. (a)	11,493	165,154
Celadon Group, Inc.	7,104	106,063
Con-way, Inc.	1,648	58,702
Landstar System, Inc.	1,567	77,426
Marten Transport Ltd.	2,930	52,594
Old Dominion Freight Line, Inc. (a)	1,353	57,367
RailAmerica, Inc. (a)	880	24,138
Roadrunner Transportation Systems, Inc. (a)	9,494	165,860
Ryder System, Inc.	6,330	249,655
Saia, Inc. (a)	2,979	67,325
Swift Transportation Company (a)	18,844	156,405
Werner Enterprises, Inc.	6,271	144,735
		1,428,911
Trading Companies & Distributors - 1.3%
Aceto Corporation	3,538	31,064
Aircastle Ltd.	9,967	117,909
CAI International, Inc. (a)	1,319	27,277
DXP Enterprises, Inc. (a)	3,024	133,661
H&E Equipment Services, Inc. (a)	3,871	54,658
Interline Brands, Inc. (a)	557	14,137
SeaCube Container Leasing Ltd.	4,841	85,008
TAL International Group, Inc.	4,425	151,114
		614,828
Information Technology - 15.8%
Communications Equipment - 2.8%
Acme Packet, Inc. (a)	9,980	158,183
Aruba Networks, Inc. (a)	10,534	149,372

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.7% (Continued)	Shares	Value
Information Technology - 15.8% (Continued)
Communications Equipment - 2.8% (Continued)
Bel Fuse, Inc. - Class B	12	$216
Black Box Corporation	2,332	62,124
Brocade Communications Systems, Inc. (a)	59,600	296,212
Calix, Inc. (a)	3,257	15,015
CIENA Corporation (a)	8,080	129,522
EchoStar Corporation - Class A (a)	4,934	142,099
Emulex Corporation (a)	8,119	52,530
Globecomm Systems, Inc. (a)	460	4,683
Harmonic, Inc. (a)	15,786	66,933
Ixia (a)	5,399	83,685
Loral Space & Communications, Inc.	1,869	134,475
Oplink Communications, Inc. (a)	1,292	17,132
PCTEL, Inc.	1,300	8,008
ShoreTel, Inc. (a)	893	4,179
Sonus Networks, Inc. (a)	1,235	2,050
Symmetricom, Inc. (a)	264	1,581
Tellabs, Inc.	6,165	20,283
TESSCO Technologies, Inc.	20	375
		1,348,657
Computers & Peripherals - 0.7%
Avid Technology, Inc. (a)	5,052	46,529
Diebold, Inc.	2,674	86,504
Lexmark International, Inc. - Class A	4,069	71,167
Quantum Corporation (a)	42,192	62,444
STEC, Inc. (a)	6,433	51,914
Xyratex Ltd.	97	1,148
		319,706
Electronic Equipment, Instruments & Components - 1.8%
Aeroflex Holding Corporation (a)	558	3,354
Agilysys, Inc. (a)	5,774	50,176
AVX Corporation	11,136	108,465
Checkpoint Systems, Inc. (a)	125	961
CTS Corporation	1,816	16,162
Daktronics, Inc.	350	2,705
DTS, Inc. (a)	43	801
LeCroy Corporation (a)	4,119	58,861
Littelfuse, Inc.	1,035	55,517
Mesa Laboratories, Inc.	167	7,732
Methode Electronics, Inc.	1,627	14,318
MTS Systems Corporation	115	4,999
Newport Corporation (a)	4,979	56,014
PC Connection, Inc.	5,453	64,836
Plexus Corporation (a)	1,933	55,516
Power-One, Inc. (a)	36,071	180,355
Rogers Corporation (a)	500	17,925
Sanmina-SCI Corporation (a)	9,007	76,920
ScanSource, Inc. (a)	2,744	79,219
Viasystems Group, Inc. (a)	1,003	15,446
		870,282

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.7% (Continued)	Shares	Value
Information Technology - 15.8% (Continued)
Internet Software & Services - 2.2%
AOL, Inc. (a)	5,088	$162,104
CoStar Group, Inc. (a)	1,824	150,535
Innodata, Inc. (a)	2,272	8,725
IntraLinks Holdings, Inc. (a)	651	2,838
iPass, Inc. (a)	10,188	23,229
Liquidity Services, Inc. (a)	2,338	106,893
LivePerson, Inc. (a)	8,873	165,925
Move, Inc. (a)	521	4,798
Perficient, Inc. (a)	4,493	59,712
Responsys, Inc. (a)	382	4,259
SciQuest, Inc. (a)	810	13,786
SPS Commerce, Inc. (a)	1,257	40,664
Stamps.com, Inc. (a)	5,934	125,504
TechTarget, Inc. (a)	344	1,414
ValueClick, Inc. (a)	8,844	138,939
Web.com Group, Inc. (a)	181	2,806
XO Group, Inc. (a)	3,440	29,618
		1,041,749
IT Services - 3.2%
Acxiom Corporation (a)	1,619	27,151
Broadridge Financial Solutions, Inc.	6,172	130,661
CoreLogic, Inc. (a)	9,642	221,766
CSG Systems International, Inc. (a)	1,972	34,766
DST Systems, Inc.	2,857	153,992
ExlService Holdings, Inc. (a)	124	3,057
Global Cash Access Holdings, Inc. (a)	19,551	126,299
Hackett Group, Inc. (The) (a)	8,598	40,497
Heartland Payment Systems, Inc.	1,833	58,106
iGATE Corporation (a)	3,029	48,161
Lender Processing Services, Inc.	3,525	86,962
Mantech International Corporation - Class A	4,583	100,505
MAXIMUS, Inc.	3,252	164,226
MoneyGram International, Inc. (a)	11,271	175,377
Syntel, Inc.	938	54,526
TeleTech Holdings, Inc. (a)	198	3,259
TNS, Inc. (a)	1,427	24,159
Unisys Corporation (a)	4,015	78,011
Virtusa Corporation (a)	50	758
		1,532,239
Office Electronics - 0.3%
Zebra Technologies Corporation - Class A (a)	3,781	130,596

Semiconductors & Semiconductor Equipment - 3.2%
Advanced Energy Industries, Inc. (a)	10,454	128,793
Alpha & Omega Semiconductor Ltd. (a)	3,705	28,566
Atmel Corporation (a)	8,474	49,658
AuthenTec, Inc. (a)	5,518	46,351
Entegris, Inc. (a)	6,497	52,301
Entropic Communications, Inc. (a)	20,037	120,222

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.7% (Continued)	Shares	Value
Information Technology - 15.8% (Continued)
Semiconductors & Semiconductor Equipment - 3.2% (Continued)
Exar Corporation (a)	113	$836
Fairchild Semiconductor International, Inc. (a)	9,976	138,267
Freescale Semiconductor Ltd. (a)	21,525	229,672
FSI International, Inc. (a)	14,524	52,577
GT Advanced Technologies, Inc. (a)	10,142	51,927
Integrated Silicon Solution, Inc. (a)	344	3,347
Kopin Corporation (a)	698	2,534
Mattson Technology, Inc. (a)	36,555	32,168
Microsemi Corporation (a)	7,466	144,542
OmniVision Technologies, Inc. (a)	11,610	162,772
Pericom Semiconductor Corporation (a)	198	1,592
PLX Technology, Inc. (a)	218	1,234
Standard Microsystems Corporation (a)	1,653	61,012
Supertex, Inc. (a)	2,229	37,871
TriQuint Semiconductor, Inc. (a)	20,869	117,701
Ultra Clean Holdings, Inc. (a)	139	840
Ultratech, Inc. (a)	1,692	53,822
		1,518,605
Software - 1.6%
Accelrys, Inc. (a)	3,366	27,332
American Software, Inc. - Class A	382	3,079
Aspen Technology, Inc. (a)	1,932	45,170
Compuware Corporation (a)	18,116	166,849
Digimarc Corporation	22	535
ePlus, inc. (a)	183	6,218
Kenexa Corporation (a)	2,136	50,858
Majesco Entertainment Company (a)	1	2
Mentor Graphics Corporation (a)	3,419	52,242
Monotype Imaging Holdings, Inc. (a)	147	2,158
NetScout Systems, Inc. (a)	2,301	53,751
Pervasive Software, Inc. (a)	1,800	12,168
RealD, Inc. (a)	1,307	12,678
Rovi Corporation (a)	4,445	59,474
SeaChange International, Inc. (a)	76	575
Solera Holdings, Inc.	1,324	51,702
SS&C Technologies Holdings, Inc. (a)	2,260	54,918
TeleCommunication Systems, Inc. (a)	2,149	2,858
Verint Systems, Inc. (a)	5,280	147,365
		749,932
Materials - 6.6%
Chemicals - 1.7%
Arabian American Development Company (a)	7,232	68,704
Cabot Corporation	3,796	148,044
Ferro Corporation (a)	14,739	45,249
Flotek Industries, Inc. (a)	5,771	56,383
Hawkins, Inc.	574	21,835
Innospec, Inc. (a)	3,206	99,771
LSB Industries, Inc. (a)	2,606	83,731
Minerals Technologies, Inc.	806	51,536

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.7% (Continued)	Shares	Value
Materials - 6.6% (Continued)
Chemicals - 1.7% (Continued)
Olin Corporation	7,669	$155,220
PolyOne Corporation	288	4,242
Quaker Chemical Corporation	830	36,744
Spartech Corporation (a)	451	2,295
Stepan Company	218	19,328
Valspar Corporation (The)	37	1,857
W.R. Grace & Company (a)	28	1,569
		796,508
Construction Materials - 0.1%
Headwaters, Inc. (a)	6,006	37,538

Containers & Packaging - 0.8%
AEP Industries, Inc. (a)	1,126	52,900
Boise, Inc.	7,101	52,547
Graphic Packaging Holding Company (a)	11,992	67,155
Greif, Inc. - Class A	5,111	221,102
UFP Technologies, Inc. (a)	600	9,822
		403,526
Metals & Mining - 3.0%
Allegheny Technologies, Inc.	5,363	161,051
Carpenter Technology Corporation	2,807	134,343
Commercial Metals Company	23,242	299,589
Gold Reserve, Inc. (a)	13,508	45,117
Golden Star Resources Ltd. (a)	737	870
Kaiser Aluminum Corporation	1,454	79,301
Noranda Aluminum Holding Corporation	7,804	48,619
Revett Minerals, Inc. (a)	313	992
Schnitzer Steel Industries, Inc. - Class A	6,027	173,035
Steel Dynamics, Inc.	7,061	91,016
SunCoke Energy, Inc. (a)	9,921	158,736
Tahoe Resources, Inc. (a)	4,252	64,716
United States Steel Corporation	7,928	163,713
		1,421,098
Paper & Forest Products - 1.0%
Buckeye Technologies, Inc.	1,821	54,848
Clearwater Paper Corporation (a)	4,133	145,647
Domtar Corporation	763	56,355
KapStone Paper and Packaging Corporation (a)	2,918	49,052
Schweitzer-Mauduit International, Inc.	2,148	146,279
Wausau Paper Corporation	2,867	24,341
		476,522
Telecommunication Services - 1.9%
Diversified Telecommunication Services - 0.7%
8x8, Inc. (a)	14,886	81,426
Hawaiian Telcom Holdco, Inc. (a)	102	1,836
IDT Corporation - Class B	13,988	141,559
Lumos Networks Corporation	346	3,100
Neutral Tandem, Inc. (a)	3,157	43,125

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.7% (Continued)	Shares	Value
Telecommunication Services - 1.9% (Continued)
Diversified Telecommunication Services - 0.7% (Continued)
Premiere Global Services, Inc. (a)	2,596	$23,779
Vonage Holdings Corporation (a)	29,555	52,903
		347,728
Wireless Telecommunication Services - 1.2%
Boingo Wireless, Inc. (a)	421	3,616
MetroPCS Communications, Inc. (a)	17,462	152,967
NTELOS Holdings Corporation	6,334	134,281
Telephone and Data Systems, Inc.	10,303	249,642
		540,506
Utilities - 0.9%
Electric Utilities - 0.5%
El Paso Electric Company	2,845	96,303
Hawaiian Electric Industries, Inc.	1,929	54,957
PNM Resources, Inc.	2,490	51,792
UNS Energy Corporation	1,344	54,701
		257,753
Gas Utilities - 0.0% (b)
Chesapeake Utilities Corporation	103	4,711

Independent Power Producers & Energy Traders - 0.1%
Genie Energy Ltd. - Class B	3,115	21,992

Multi-Utilities - 0.1%
Vectren Corporation	1,969	58,775

Water Utilities - 0.2%
California Water Service Group	2,162	39,932
York Water Company	1,850	33,356
		73,288

Total Common Stocks (Cost $44,722,845)		$45,341,838

OTHER INVESTMENTS - 0.0% (b)	Shares	Value
Firsthand Technology Value Fund, Inc. (a) (Cost $3,201)	183	$2,952

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.8%	Shares	Value
UMB Money Market Fiduciary, 0.01% (c) (Cost $360,576)	360,576	$360,576

Total Investments at Value - 96.5% (Cost $45,086,622)		$45,705,366

Other Assets in Excess of Liabilities - 3.5%		1,649,722

Net Assets - 100.0%		$47,355,088

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Variable rate security. The rate shown is the 7-day effective yield as of July 31, 2012.

See accompanying notes to Schedules of Investments.

TFS HEDGED FUTURES FUND
SCHEDULE OF INVESTMENTS
July 31, 2012 (Unaudited)

U.S. TREASURY OBLIGATIONS (a) - 24.7%	Par Value	Value
U.S. Treasury Bills,
0.085%, due 10/18/2012	$7,500,000	$7,498,500
0.100%, due 11/15/2012	4,000,000	3,998,676
0.110%, due 12/06/2012	6,000,000	5,997,462
Total U.S. Treasury Obligations (Cost $17,495,112)		$17,494,638

MONEY MARKET FUNDS - 59.3%	Shares	Value
BlackRock Liquidity Funds TempFund Portfolio - Institutional Class, 0.15% (b)	10,051,735	$10,051,735
Fidelity Institutional Money Market Portfolio - Class I, 0.18% (b)	12,633,330	12,633,330
Goldman Sachs Financial Square Money Market Fund - Institutional Class, 0.16% (b)	8,753,733	8,753,733
PIMCO Money Market Fund - Institutional Class, 0.05% (b)	1,866,159	1,866,159
Vanguard Prime Money Market Fund - Investor Shares, 0.05% (b)	8,700,817	8,700,817
Total Money Market Funds (Cost $42,005,774)		$42,005,774

Total Investments at Value - 84.0% (Cost $59,500,886)		$59,500,412

Other Assets in Excess of Liabilities - 16.0%		11,315,124	(c)

Net Assets - 100.0%		$70,815,536

(a)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(b)	Variable rate security. The rate shown is the 7-day effective yield as of July 31, 2012.
(c)	Includes cash held as margin deposits for futures contracts.

See accompanying notes to Schedules of Investments.

TFS HEDGED FUTURES FUND
SCHEDULE OF FUTURES CONTRACTS
July 31, 2012 (Unaudited)

FUTURES CONTRACTS	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
COMMODITY FUTURES
Cocoa Future	09/13/2012	13	$308,880	$22,723
Corn Future	09/14/2012	31	1,250,075	379,654
Corn Future	12/14/2012	11	442,888	132,896
Crude Oil Future	08/16/2012	7	729,120	22,643
Gas Oil Future	08/10/2012	3	269,250	13,893
Gold Future	12/27/2012	13	2,103,270	41,400
Lean Hogs Future	08/14/2012	31	1,153,510	(15,726)
Lean Hogs Future	10/12/2012	8	257,120	(3,972)
Palladium Future	09/26/2012	23	1,351,940	37,257
Platinum Future	10/29/2012	12	849,540	(3,788)
Soybean Future	11/14/2012	64	5,251,200	527,628
Soybean Meal Future	09/14/2012	82	4,228,740	89,620
Soybean Meal Future	12/14/2012	11	544,390	94,510
Soybean Oil Future	09/14/2012	5	158,340	317
Soybean Oil Future	12/14/2012	12	384,624	5,608
Sugar #11 Future	09/28/2012	38	963,558	96,961
Wheat Future	09/14/2012	8	355,300	(11,496)
Total Commodity Futures			20,601,745	1,430,128

CURRENCY FUTURES
Australian Dollar Future	09/17/2012	80	8,366,400	314,232
Canadian Dollar Future	09/18/2012	1	99,590	28
Mexican Peso Future	09/17/2012	152	5,684,800	244,312
Total Currency Futures			14,150,790	558,572

Total Futures Contracts			$34,752,535	$1,988,700

See accompanying notes to Schedules of Investments.

TFS HEDGED FUTURES FUND
SCHEDULE OF FUTURES CONTRACTS SOLD SHORT
July 31, 2012 (Unaudited)

FUTURES CONTRACTS SOLD SHORT	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
COMMODITY FUTURES
Class III Milk Future	08/28/2012	47	$1,606,460	$53,030
Class III Milk Future	10/02/2012	37	1,355,680	29,138
Copper Future	09/26/2012	11	939,675	(1,250)
Cotton No. 2 Future	12/06/2012	28	998,760	6,680
Crude Oil Future	08/21/2012	27	2,363,040	(15,873)
Feeder Cattle Future	08/30/2012	65	4,497,187	346,420
Frozen Concentrate Orange Juice Future	09/10/2012	11	181,335	2,713
Heating Oil Future	08/31/2012	7	831,138	8,375
Live Cattle Future	08/21/2012	31	1,474,670	7,334
Live Cattle Future	10/31/2012	50	2,487,500	(14,048)
Lumber Future	09/14/2012	29	896,071	21,579
Natural Gas Future	08/29/2012	67	2,160,750	(163,795)
Silver Future	09/26/2012	2	278,950	(9,180)
Wheat Future	12/14/2012	5	225,625	5,524
Total Commodity Futures			20,296,841	276,647

CURRENCY FUTURES
British Pound Future	09/17/2012	18	1,763,213	(982)
Euro FX Future	09/17/2012	27	4,153,950	47,696
Japanese Yen Future	09/17/2012	19	3,041,425	(9,834)
Switzerland Franc Future	09/17/2012	41	5,254,663	82,423
Total Currency Futures			14,213,251	119,303

INDEX FUTURES
CBOE Volatility Index (VIX) Future	08/21/2012	209	4,190,450	530,388
CBOE Volatility Index (VIX) Future	09/18/2012	240	5,220,000	(210,373)
E-Mini S&P 500 Future	09/21/2012	380	26,072,750	(774,339)
Total Index Futures			35,483,200	(454,324)

Total Futures Contracts Sold Short			$69,993,292	$(58,374)

See accompanying notes to Schedules of Investments.

TFS CAPITAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
July 31, 2012 (Unaudited)

1.	Securities valuation

The portfolio securities of TFS Market Neutral Fund, TFS Small Cap Fund and TFS Hedged Futures Fund (the “Funds”) are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) on each business day the NYSE is open.  Securities listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded.  If there are no sales on that day, the securities are valued at the closing bid price on the NYSE or other primary exchange for long positions and at the closing ask price for short positions for that day.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  If there are no sales on that day, the securities are valued at the mean between the closing bid and ask prices as reported by NASDAQ.  Futures contracts are generally valued at the last quoted sales price on the applicable valuation date.  Futures contracts that trade on exchanges that close before 4:00 p.m. Eastern time are valued at the official settlement price of the primary exchange on which it is traded.  Prices for these futures contracts are monitored by TFS Capital LLC (the Funds’ advisor) until 4:00 p.m. Eastern time to determine if fair valuation is required.  Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith under the supervision of the Board of Trustees of the TFS Capital Investment Trust and will be classified as Level 2 or 3 (see below) within the fair value hierarchy, depending on the inputs used.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

The Funds’ investments and securities sold short have been categorized based upon a fair value hierarchy in accordance with the Financial Accounting Standards Board’s guidance on fair value measurement.  The levels of the fair value hierarchy and their applicability to the Funds are described below:

•
Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities at the reporting date.  Level 1 assets and liabilities may include common stocks, preferred stocks, closed-end, open-end and exchange-traded funds and notes, rights, warrants, futures contracts and cash equivalents.

•
Level 2 inputs utilize inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  Level 2 inputs may include quoted prices for similar assets and liabilities in active markets and quoted prices for identical or similar assets or liabilities that are not active.  Assets and liabilities included in this category may include common stocks that trade infrequently or their trading has been temporarily halted, rights that are not traded on an exchange and corporate bonds with values that are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

•
Level 3 inputs are unobservable inputs for the asset or liability and include situations where there is little, if any, market activity for the asset or liability.  Assets and liabilities included in this category generally include common stocks and other securities that trade infrequently or their trading has been halted for an extended period of time.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.  The Funds’ assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.

TFS CAPITAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The availability of observable inputs can vary from product to product and is affected by a wide variety of factors, including, for example, the type of product, whether the product is new and not yet established in the marketplace, and other characteristics particular to the transaction.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized as Level 3.

The following is a summary of the inputs used to value the Funds’ investments and securities sold short as of July 31, 2012:

TFS Market Neutral Fund	Level 1	Level 2	Level 3	Total
Investments in Securities, Securities Sold Short and Money Market Funds:
Common Stocks	$1,607,084,161	$192,676	$1,747	$1,607,278,584
Common Stocks – Sold Short	(1,091,273,120)	(273,088)	(247,008)	(1,091,793,216)
Other Investments	68,644,072	-	-	68,644,072
Other Investments - Sold Short	(169,285,362)	-	-	(169,285,362)
Rights – Sold Short	(20,162)	(121,587)	-	(141,749)
Warrants – Sold Short	(10,963)	-	-	(10,963)
Corporate Bonds	-	2,722	-	2,722
Money Market Funds	28,495,446	-	-	28,495,446
Total	$443,634,072	$(199,277)	$(245,261)	$443,189,534

TFS Small Cap Fund	Level 1	Level 2	Level 3	Total
Investments in Securities and Money Market Funds:
Common Stocks	$45,341,838	$-	$-	$45,341,838
Other Investments	2,952	-	-	2,952
Money Market Funds	360,576	-	-	360,576
Total	$45,705,366	$-	$-	$45,705,366

TFS Hedged Futures Fund	Level 1	Level 2	Level 3	Total
Investments in Securities and Money Market Funds:
U.S. Treasury Obligations	$-	$17,494,638	$-	$17,494,638
Money Market Funds	42,005,774	-	-	42,005,774
Total	$42,005,774	$17,494,638	$-	$59,500,412

Other Financial Instruments:
Futures Contracts	$34,752,535	$-	$-	$34,752,535
Futures Contracts – Sold Short	(69,993,292)	-	-	(69,993,292)
Total	$(35,240,757)	$-	$-	$(35,240,757)

Refer to each Fund’s Schedule of Investments, Schedule of Securities Sold Short, Schedule of Futures Contracts and Schedule of Futures Contracts Sold Short, as applicable, for a listing of the securities valued using Level 1, Level 2 and Level 3 inputs by security type and industry type.

It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.  As of July 31, 2012, TFS Small Cap Fund and TFS Hedged Futures Fund did not have any transfers in and out of any Level.  Transfers that occurred between Level 1, Level 2 and Level 3 on July 31, 2012 for TFS Market Neutral Fund due to changes in the availability of quoted prices are as follows:

TFS CAPITAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

	Common Stocks	Common Stocks – Sold Short
Transfers from Level 1 to Level 2	$192,676	$(273,088)
Transfers from Level 1 to Level 3	1,747	(236,718)
Transfers from Level 2 to Level 1	123,132	(2)
Transfers from Level 3 to Level 1	-	(647,937)

There were no transfers between Level 2 and Level 3 as of July 31, 2012.  There were no Level 3 securities held in TFS Small Cap Fund or TFS Hedged Futures Fund as of July 31, 2012.

The following is a reconciliation of Level 3 investments held and securities sold short in TFS Market Neutral Fund for which significant unobservable inputs were used to determine fair value as of July 31, 2012.  Because of the inherent uncertainty of valuation, these values may differ from the values that would have been used had a ready market for the securities existed and this difference could be material.

		Securities
	Investments	Sold Short
Balance as of October 31, 2011	$-	$(647,937)
Net covers (shorts)	-	(10,290)
Transfers in and/or out of Level 3	1,747	411,219
Balance as of July 31, 2012	$1,747	$(247,008)

The total amount of net unrealized appreciation (depreciation) on the Level 3 investments held and securities sold short at July 31, 2012 was $(9,697) and $1,365,194, respectively.

2.	Security transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal income tax

The following information is computed on a tax basis for each item as of July 31, 2012:

	TFS Market Neutral Fund	TFS Small Cap Fund	TFS Hedged Futures Fund

Tax cost of portfolio investments	$1,769,557,298	$46,095,704	$59,500,886

Gross unrealized appreciation	$87,940,895	$2,419,359	$-
Gross unrealized depreciation	(153,077,369)	(2,809,697)	(474)

Net unrealized depreciation on investments	$(65,136,474)	$(390,338)	$(474)

Net unrealized appreciation on securities sold short	$149,577,375	$-	$-

Net unrealized appreciation on futures contracts	$-	$-	$1,930,326

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for TFS Market Neutral Fund and TFS Small Cap Fund is due to certain timing

TFS CAPITAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

4.	Underlying Investment in Other Investment Companies

In order to maintain sufficient liquidity to implement investment strategies, or for temporary defensive purposes, each Fund may invest a significant portion of its assets in shares of one or more money market mutual funds.  As of July 31, 2012, TFS Hedged Futures Fund had 59.3% of the value of its net assets invested in a money market mutual fund registered under the Investment Company Act of 1940.  An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person.  While investor losses in money market mutual funds have been rare, they are possible.  In addition, additional indirect expenses will be incurred due to acquired fund fees and other costs to the extent of the investment in shares of money market mutual funds.

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   TFS Capital Investment Trust

By (Signature and Title)*		/s/ Larry S. Eiben
Larry S. Eiben, President

Date	September 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Larry S. Eiben
Larry S. Eiben, President

Date	September 19, 2012

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	September 19, 2012

* Print the name and title of each signing officer under his or her signature.